UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: PGIM QMA Commodity Strategies Fund,

PGIM Core Conservative Bond Fund, PGIM Jennison Small-Cap Core Equity Fund,

PGIM QMA Mid-Cap Core Equity Fund, PGIM QMA US Broad Market Index Fund

and PGIM TIPS Fund.)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal period end:	7/31/2018

Date of reporting period:	7/31/2018

Item 1 – Reports to Stockholders

PGIM Jennison Small-Cap Core Equity Fund

PGIM Core Conservative Bond Fund

PGIM TIPS Fund

PGIM QMA Commodity Strategies Fund

PGIM QMA US Broad Market Index Fund

PGIM QMA Mid-Cap Core Equity Fund

(Formerly known as Prudential Jennison Small-Cap Core Equity Fund, Prudential Core Conservative Bond Fund, Prudential TIPS Fund, Prudential Commodity Strategies Fund, Prudential QMA US Broad Market Index Fund and Prudential QMA Mid-Cap Core Equity Fund)

ANNUAL REPORT

JULY 31, 2018

PGIM Jennison Small-Cap Core Equity Fund—Objective: To outperform the
Russell 2000 Index

PGIM Core Conservative Bond Fund—Objective: To outperform the Bloomberg
Barclays US Aggregate Bond Index over full market cycles

PGIM TIPS Fund—Objective: To seek to outperform the Bloomberg Barclays
US Treasury Inflation-Protected Securities (TIPS) Index

PGIM QMA Commodity Strategies Fund—Objective: To generate returns over time in excess of the Bloomberg Commodity Index

PGIM QMA US Broad Market Index Fund—Objective: To seek to provide investment results that approximate the performance of the S&P Composite 1500 Index

PGIM QMA Mid-Cap Core Equity Fund—Objective: To outperform the
S&P MidCap 400 Index

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. Jennison Associates LLC is a registered investment adviser. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Day One Underlying Funds

PGIM Day One Underlying Funds	3

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PGIM Jennison Small-Cap Core Equity Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Average Annual Total Returns as of 7/31/18
	One Year (%)	Since Inception (%)
Class R6*	17.75	18.12 (11/15/16)
Russell 2000 Index
	18.73	16.56
Lipper Small Cap Core Funds Average
	15.04	13.45

Source: PGIM Investments LLC and Lipper Inc.

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund’s Class R6* shares with a similar investment in the Russell 2000 Index by portraying the initial account values at the commencement of operations of Class R6* shares (November 15, 2016) and the account values at the end of the current fiscal year (July 31, 2018), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, the returns would have been lower.

*Formerly known as Class Q shares

PGIM Day One Underlying Funds	5

PGIM Jennison Small-Cap Core Equity Fund

Your Fund’s Performance (continued)

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

Russell 2000 Index—The Russell 2000 Index is an unmanaged index of the 2,000 smallest US companies included in the Russell 3000 Index. It gives an indication of how stock prices of smaller companies have performed.

Lipper Small Cap Core Funds Average—Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 7/31/18 (%)
WPX Energy, Inc., Oil, Gas & Consumable Fuels	2.0
East West Bancorp, Inc., Banks	2.0
Summit Materials, Inc., (Class A Stock), Construction Materials	1.9
Planet Fitness, Inc., Hotels, Restaurants & Leisure	1.8
Five Below, Inc., (Class A Stock), Specialty Retail	1.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 7/31/18 (%)
Banks	13.5
Software	7.8
Equity Real Estate Investment Trusts (REITs)	7.6
Machinery	6.1
Hotels, Restaurants & Leisure	4.2

Industry weightings reflect only long-term investments and are subject to change

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PGIM Core Conservative Bond Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Average Annual Total Returns as of 7/31/18
	One Year (%)	Since Inception (%)
Class R6*	-1.31	0.23 (11/15/16)
Bloomberg Barclays US Aggregate Bond Index
	-0.80	1.22
Lipper Core Bond Funds Average
	-0.86	1.34

Source: PGIM Investments LLC and Lipper Inc.

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund’s Class R6* shares with a similar investment in the Bloomberg Barclays US Aggregate Bond Index by portraying the initial account values at the commencement of operations of Class R6* shares (November 15, 2016) and the account values at the end of the current fiscal year (July 31, 2018), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, the returns would have been lower.

*Formerly known as Class Q shares

PGIM Day One Underlying Funds	7

PGIM Core Conservative Bond Fund

Your Fund’s Performance (continued)

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Averages are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is unmanaged and represents securities that are SEC registered, taxable, and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Lipper Core Bond Funds Average—Funds that invest at least 85% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high yield, global and emerging markets debt. These funds maintain dollar-weighted average maturities of five to ten years.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 7/31/18 (%)
U.S. Treasury Notes, 2.000%, 11/30/2020	3.2
U.S. Treasury Notes, 2.375%, 08/15/2024	3.0
U.S. Treasury Notes, 2.625%, 07/15/2021	2.6
U.S. Treasury Bonds, 3.000%, 05/15/2045	2.5
U.S. Treasury Notes, 1.625%, 06/30/2020	2.4

Holdings reflect only long-term investments and are subject to change.

Fund Composition expressed as a percentage of net assets as of 7/31/18 (%)
U.S. Treasury Obligations	39.4
U.S. Government Agency Obligations	28.1
Corporate Bonds	25.4
Commercial Mortgage-Backed Securities	4.3
Municipal Bonds	1.0

Fund Composition reflects only long-term investments and are subject to change.

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PGIM TIPS Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Average Annual Total Returns as of 7/31/18
	One Year (%)	Since Inception (%)
Class R6*	0.87	0.73 (11/15/16)
Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index
	1.17	1.42
Lipper Inflation Protected Bond Funds Average
	1.08	1.42

Source: PGIM Investments LLC and Lipper Inc.

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund’s Class R6* shares with a similar investment in the Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index by portraying the initial account values at the commencement of operations of Class R6* shares (November 15, 2016) and the account values at the end of the current fiscal year (July 31, 2018), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, the returns would have been lower.

*Formerly known as Class Q shares

PGIM Day One Underlying Funds	9

PGIM TIPS Fund

Your Fund’s Performance (continued)

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index—The Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index is an unmanaged index that consists of inflation-protected securities issued by the US Treasury.

Lipper Inflation Protected Bond Funds Average—Funds that invest primarily in inflation-indexed fixed income securities. Inflation-linked bonds are fixed income securities structured to provide protection against inflation.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 7/31/18 (%)
U.S. Treasury Inflation Indexed Bonds, TIPS, 0.125%, 01/15/23	8.5
U.S. Treasury Inflation Indexed Bonds, TIPS, 2.375%, 01/15/22	7.4
U.S. Treasury Inflation Indexed Bonds, TIPS, 0.125%, 01/15/22	7.1
U.S. Treasury Inflation Indexed Bonds, TIPS, 0.250%, 01/15/25	6.6
U.S. Treasury Inflation Indexed Bonds, TIPS, 0.125%, 04/15/20	6.1

Holdings reflect only long-term investments and are subject to change.

Fund Composition expressed as a percentage of net assets as of 7/31/18 (%)
U.S. Treasury Obligations	98.8

Fund Composition reflects only long-term investments and is subject to change.

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PGIM QMA Commodity Strategies Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Average Annual Total Returns as of 7/31/18
	One Year (%)	Since Inception (%)
Class R6*	2.99	2.63 (11/15/16)
Bloomberg Commodity Index
	2.73	0.79
Lipper Commodities General Funds Average
	6.70	2.94

Source: PGIM Investments LLC and Lipper Inc.

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund’s Class R6* shares with a similar investment in the Bloomberg Commodity Index by portraying the initial account values at the commencement of operations of Class R6* shares (November 15, 2016) and the account values at the end of the current fiscal year (July 31, 2018), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, the returns would have been lower.

*Formerly known as Class Q shares

PGIM Day One Underlying Funds	11

PGIM QMA Commodity Strategies Fund

Your Fund’s Performance (continued)

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

Bloomberg Commodity Index—The Bloomberg Commodity Index is a diversified benchmark for the commodity futures market. It is composed of futures contracts on 19 physical commodities traded on US exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange (LME).

Lipper Commodities General Funds Average—Funds that invest primarily in a blended basket of commodity-linked derivative instruments or physicals.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Top Five Commodities Futures Exposures as a percentage of net assets as of 7/31/18 (%)
Gold 100 oz	12.2
WTI Crude	9.1
Natural Gas	8.9
Brent Crude	8.6
Copper	6.6

Commodity Futures contracts reflect net exposure and are subject to change.

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PGIM QMA US Broad Market Index Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Average Annual Total Returns as of 7/31/18
	One Year (%)	Since Inception (%)
Class R6*	16.05	17.77 (11/17/16)
S&P Composite 1500 Index
	16.33	17.98
Lipper Multi-Cap Core Funds Average**
	13.83	15.63
Lipper Large-Cap Core Funds Average**
	14.73	16.71

*Formerly known as Class Q shares

**The Fund is compared to the Lipper Multi-Cap Core Funds Universe, although Lipper classifies the Fund in the Lipper Large-Cap Core Funds Universe. The Lipper Multi-Cap Core Funds universe is utilized because the Fund’s manager believes that the funds included in the universe provide a more appropriate basis for Fund performance comparisons.

Source: PGIM Investments LLC and Lipper Inc.

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund’s Class R6* shares with a similar investment in the S&P Composite 1500 Index by portraying the initial account values at the

PGIM Day One Underlying Funds	13

PGIM QMA US Broad Market Index Fund

Your Fund’s Performance (continued)

commencement of operations of Class R6* shares (November 17, 2016) and the account values at the end of the current fiscal year (July 31, 2018), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

*Formerly known as Class Q shares

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Averages are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

S&P Composite 1500 Index—The S&P Composite 1500® Index is an unmanaged index of stocks of 1,500 US companies, with market capitalizations ranging from small to large. The SP Composite 1500 Index is a combination of three leading US stock indices: The S&P 500 Index (which measures the performance of US Large Cap stocks), the S&P MidCap 400 Index (which measures the performance of Mid Cap stocks) and the S&P 600 Index (which measures the performance of US Small Cap stocks) and gives an indication of how the broad US stock market has performed. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of these expenses.

Lipper Multi-Cap Core Funds Average—Funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time.

Lipper Large-Cap Core Funds Average—Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large cap floor.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 7/31/18 (%)
Apple, Inc., Technology Hardware, Storage & Peripherals	3.3
Microsoft Corp., Software	2.9
Amazon.com, Inc., Internet & Direct Marketing Retail	2.5
Facebook, Inc., Internet Software & Services	1.5
SPDR S&P 500 ETF Trust, Exchange Traded Funds	1.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 7/31/18 (%)
Banks	6.1
Software	5.5
Oil, Gas & Consumable Fuels	4.9
Internet Software & Services	4.4
IT Services	4.1

Industry weightings reflect only long-term investments and are subject to change.

PGIM Day One Underlying Funds	15

PGIM QMA Mid-Cap Core Equity Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Average Annual Total Returns as of 7/31/18
	One Year (%)	Since Inception (%)
Class R6*	11.36	13.68 (11/17/16)
S&P MidCap 400 Index
	14.50	14.38
Lipper Mid-Cap Core Funds Average
	11.84	12.56

Source: PGIM Investments LLC and Lipper Inc.

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund’s Class R6* shares with a similar investment in the S&P MidCap 400 Index by portraying the initial account values at the commencement of operations of Class R6* shares (November 17, 2016) and the account values at the end of the current fiscal year (July 31, 2018), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, the returns would have been lower.

*Formerly known as Class Q shares

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Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

S&P MidCap 400 Index—The S&P MidCap 400 Index is designed to measure the performance of 400 mid-sized companies in the US.

Lipper Mid-Cap Core Funds Average—Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE large-cap floor.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 7/31/18 (%)
iShares Core S&P Mid-Cap ETF, Exchange Traded Funds	2.1
Steel Dynamics, Inc., Steel	1.1
Fortinet, Inc., Systems Software	1.0
NVR, Inc., Homebuilding	1.0
STERIS PLC, Health Care Equipment	1.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 7/31/18 (%)
Equity Real Estate Investment Trusts (REITs)	8.0
Banks	7.4
Electronic Equipment, Instruments & Components	5.0
Health Care Equipment & Supplies	4.6
Insurance	4.6

Industry weightings reflect only long-term investments and are subject to change.

PGIM Day One Underlying Funds	17

PGIM Jennison Small-Cap Core Equity Fund

Strategy and Performance Overview

How did the Fund perform?

The PGIM Jennison Small-Cap Core Equity Fund’s Class R6 shares rose 17.75% for the 12-month reporting period that ended July 31, 2018. In the same period, the Russell 2000® Index (the Index) advanced 18.73%.

What was the market environment?

•	Equity markets posted strong gains in the period. Small-cap stocks especially performed well, while growth stocks outperformed value in general.

•

Early in the period, investors responded enthusiastically to corporate tax legislation passed in late 2017, perhaps on the belief that it would enhance profits and spur repatriation of offshore cash that could potentially fund increased business investment and capital returns to shareholders.

•

Strong corporate-sector financial results and 2018 forecasts added to investors’ positive sentiment, as did improved consumer confidence, which reached its highest level since the 2008 financial crisis.

•

The equity market advance reversed abruptly and turbulently in late January 2018 amid concerns that White House moves to reset global trade practices, using new tariffs and penalties for intellectual property infringement, could jeopardize global growth. Fears that the expanding US economy could trigger a rebound in inflation and accelerate the pace of Federal Reserve (the Fed) interest rate hikes added to the volatility.

•	Markets recovered incrementally on the strength of corporate earnings gains, and healthy consumer and business sentiment.

What worked?

•

Information technology contributed strongly to performance, led by HubSpot. The provider of cloud-based marketing and sales software platforms to small- and medium-sized businesses enjoyed growth in billings, revenues, and earnings. Jennison believes the company is only in the early stages of selling its new Customer Relationship Management and Customer Service products, which Jennison anticipates should be significant growth drivers for the next several quarters. At the same time, the company is experiencing minimal competition in a fast-growing market.

•	In consumer discretionary, there were several strong contributors:

•

Five Below shares rose on strong growth in same-store sales. With over 600 stores in 32 states, the discount retailer sells a range of specialty accessories, beauty products, sports and fitness products, novelty and party items, and school supplies. Jennison believes the company is nicely positioned for a brand-awareness tipping point. With plans for 125 new stores this year, and a goal of more than 2,500 stores in the long term, Five Below’s expansion plans remain robust.

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•

Planet Fitness beat earnings expectations. Several factors that Jennison believes bode well for growth include an increasing average royalty rate, increasing the pricing of the Black Card for new members, continuing improvement to the real estate site selection, upgrading technology by enhancing member experience, and elevating equipment in the future, which Jennison believes could lead to further customer acquisition.

•

Shares of Pinnacle Entertainment rose significantly earlier in the period on solid earnings. Jennison believes this is an operationally strong company that generates impressive free cash flow. Jennison sees a lot of potential upside given the company’s operating and financial leverage.

•

While healthcare holdings detracted in aggregate, Juno Therapeutics was a standout. Celgene announced it was acquiring the biopharmaceutical company, which develops cell-based cancer immunotherapies, at a significant premium. Celgene stated that Juno complements its portfolio and that Celgene can use its global infrastructure in hematology and oncology to commercialize Juno’s platform.

What didn’t work?

•	Healthcare was a significant detractor.

•

GenMark Diagnostics, a molecular diagnostics company that develops and commercializes molecular tests based on its proprietary eSensor electrochemical detection technology, detracted from performance. Several developments weighed on the share price: The European Union’s environment was difficult, which Jennison believes will limit revenues in that geography; an FDA submission has been delayed until mid-2018; and a lower mix of capital sales are expected in the U.S. as a result of increasing competitive pressure. Jennison continues to see value in the ePlex platform and the company’s ability to ramp the launch later this year.

•

Otonomy, a biopharmaceutical company that focuses on the development and commercialization of therapeutics for ear disease and disorders, was a detractor. The highly anticipated Phase III trial for OTIVIDEX, which treats Meniere’s disease, missed the primary and secondary endpoints. The company discontinued all clinical work on the drug, and Jennison eliminated its position.

•

In information technology, MACOM Technology Solutions Holdings was a poor performer. The company, which provides high-performance analog semiconductor solutions that enable Internet applications, the cloud-connected applications economy, and the networked battlefield, reported weak results driven by a supply shortage in data center products in addition to Optical weakness in China, and guidance was significantly lowered. While the investment thesis is taking a bit longer than expected to play out, Jennison believes the company can drive top-line growth and margin leverage through market share gains, design wins, and higher-margin new-product ramps.

PGIM Day One Underlying Funds	19

PGIM Jennison Small-Cap Core Equity Fund

Strategy and Performance Overview (continued)

•

In consumer discretionary, Criteo, a technology-driven company that uses predictive data to manage targeted campaigns at scale and deliver high return on investment outcomes for advertisers, detracted from performance. The company’s shares fell sharply when it was announced that Apple’s latest iOS 11.2 update disables the workaround that Criteo was using to reach Safari users. Jennison believes this should have a meaningful impact on 2018 revenue but that the company remains a valuable advertising platform and has an attractive valuation given the growth potential.

•

Colony Capital was another large detractor. The portfolio of properties it acquired early in 2017 has not performed as expected. Nevertheless, Jennison thinks management is taking the right steps like paying down debt, buying back stock, and developing a plan to turn the business around.

The percentage points shown in the tables identify each security’s positive or negative contribution to the Fund’s return, which is the sum of all contributions by individual holdings.

Top Contributors (%)		Top Detractors (%)
Five Below	1.33	MACOM Technology Solutions	–1.08
Planet Fitness	1.23	Colony Capital	–0.64
Juno Therapeutics	1.17	GenMark Diagnostics	–0.57
Pinnacle Entertainment	1.05	Otonomy	–0.53
HubSpot	1.00	Criteo	–0.44

Current outlook

•

Generally, Jennison continues to see a solid overall economy due to improving consumer spending, industrial/manufacturing capital spending, and ongoing robust technology spending. Jennison believes the passage of tax reform means more certainty for businesses as real dollars will be available, and that certainty will allow managements to greenlight long-term capital projects, engage in mergers and acquisitions, and/or return capital to shareholders in the form of share repurchases and dividends.

•

While Jennison is mostly positive on stock markets this year, it sees headwinds that could lead to greater volatility. The impact of rising rates and the Fed’s planned acceleration of its balance sheet liquidation have yet to affect the economy or market. Jennison is also concerned about the potential for decelerating earnings growth as the year progresses based on more difficult comparisons and pauses in business spending in light of tariff rhetoric. In addition, the potential for a modest but steady rise in inflation has historically curtailed multiples.

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•

Jennison maintains its conviction in the fundamental strength of companies included in its portfolios. Recent earnings of holdings have generally met or exceeded estimates, and individual outlooks remain favorable.

•

Jennison remains positive on technology and industrial holdings in its portfolios and expects a continued rebound in some segments of consumer discretionary. It believes that rising rates, lower taxes, and an improving economy will benefit financial stocks.

PGIM Day One Underlying Funds	21

PGIM Core Conservative Bond Fund

Strategy and Performance Overview

How did the Fund perform?

The PGIM Core Conservative Bond Fund’s Class R6 shares declined -1.31% for the 12-month reporting period that ended July 31, 2018, underperforming the 0.80% decline of the Bloomberg Barclays US Aggregate Bond Index (the Index).

What were market conditions?

•

2017 was not expected to be a good year for bonds. There was so much for the bond market to fear. European and Japanese interest rates had risen as the European Central Bank (ECB) and Bank of Japan (BoJ) began their respective stylized tapering. The U.S. had its Republican sweep, bringing with it expectations for pro-cyclical fiscal stimuli and upside risks for Federal Reserve (Fed) rate hikes. All said, this confluence of events was expected to finally torpedo the decades-old bond bull market.

•

While European political fears turned out to be a bit overblown, all of the other fears were more or less grounded. The ECB and BoJ continued to reduce their purchases, fiscal stimulus in the U.S. was on the way, and the world’s economy generally continued to improve. But thanks to positive yield curves lending a little yield and roll-down advantage relative to cash, coupled with a little more spread tightening (i.e., narrower spreads between yields on U.S. Treasuries versus other types of bonds with comparable maturities), 2017 confounded many of the initial expectations and turned out to be yet another solid year for fixed income. Broad benchmarks generally outperformed cash and, as many expected, the higher-yielding sectors turned in particularly impressive performances.

•

The markets struggled at the end of the period as the fears on the trade and political fronts that emerged early in 2018 were realized in the second quarter to varying degrees, while the long shadow of quantitative tightening continued to stretch across the markets. The trade conflicts started getting uneasy at the G20 but then became real as U.S. barbs were met with tit-for-tat measures, which PGIM Fixed Income believes are at risk of intensifying during the third quarter of this year and beyond. (The G20, or Group of Twenty, is an international forum for governments representing 19 of the world’s largest economies and the European Union.) The results from the elections in Italy in the first quarter of 2018 transformed into a market nightmare in the second quarter as renegade parties entered a coalition with a platform that appeared to jeopardize Italy’s finances and its relationship with Europe. Meanwhile, emerging market developments, including elections in Turkey and Mexico, raised concerns about the potential rise in policy heterodoxy. Over the first half of 2018, these concerns fueled a continued widening of spreads from the tight spreads in the first quarter, which may have gotten a bit ahead of fundamentals.

•	The fixed income markets, as represented by the Bloomberg Barclays US Aggregate Bond Index, posted a modestly negative return of -0.80%.

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•

U.S. corporate bonds, as represented by the Bloomberg Barclays Corporate Index, returned -0.73% with an excess return to U.S. Treasuries of +76 basis points (bps) during the reporting period. (One basis point equals 0.01%.) Industrials outperformed financials and utilities, albeit all sectors posted negative returns over the reporting period. Metals & mining, energy, and telecom were among the strongest sectors over the period, while cable & satellite, finance companies, and capital goods were amongst the largest underperformers.

•

The Bloomberg Barclays Agency MBS Index posted its best month in July since September 2017 as strong broad-based demand returned with a sell-off in rates to 3%, muted volatility, and contained supply coming off peak seasonals. The 30-year mortgage rate has remained sticky recently. It dipped to about 4.63% in June and ended July at 4.75%.

What worked?

•	Overweights to investment-grade corporates, commercial mortgage-backed securities (CMBS), and municipals added value.

•	Security selection in U.S. Treasuries and investment-grade corporate bonds added to performance.

•	Within corporates, security selection in the banking, consumer non-cyclical, and media & entertainment sectors was positive.

•	In individual security selection, the Fund benefited from overweights to Twenty-First Century Fox (media & entertainment), and JPMorgan Chase and Goldman Sachs (banking).

•

The Fund’s yield curve positioning was a modest contributor, while the Fund’s duration-positioning detracted slightly. Duration measures the sensitivity of the price (the value of principal) of a bond to a change in interest rates.

What didn’t work?

•	Underweights in agencies and emerging markets debt detracted modestly from performance.

•	Security selection in emerging markets debt and mortgage-backed securities (MBS) limited results.

•	The Fund’s positioning in the electric utilities, metals & mining, and foreign non-corporate sectors detracted from performance.

•

In individual security selection, the Fund’s overweight positions in electric utilities issuers PG&E and Edison International hurt performance for the reporting period. An overweight in Teva Pharmaceutical Industries (healthcare & pharmaceutical) was also a negative.

Did the Fund use derivatives and how did they affect performance?

•	There were no derivatives used during the reporting period.

PGIM Day One Underlying Funds	23

PGIM Core Conservative Bond Fund

Strategy and Performance Overview (continued)

Current outlook

•

At the outset of the second quarter of 2018, PGIM Fixed Income anticipated a trading range on the U.S. Treasury 10-year yield between 2.65% and 2.95% with U.S. Treasuries poised to outperform derivatives (both futures and interest rate swaps). While the 10-year trading range was slightly higher at 2.75% to 3.10%, cash Treasuries outperformed swaps as spreads at the intermediate and long portions of the yield curve widened during the quarter. Looking ahead, given the potential for further changes to the interest rate on excess reserves (IOER) toward the lower end of the Fed’s rate corridor, U.S. Treasury funding rates should trade lower in tandem, thus richening U.S Treasuries relative to fixed-rate derivatives.

•

Overall, PGIM Fixed Income anticipates that it will likely add duration when the 10-year yield approaches the top of the recent trading range of 2.75%-3.00%, while potentially shedding duration when the yield moves toward the bottom of the range. More specifically, PGIM Fixed Income is maintaining long positioning in the seven-year portion of the U.S. yield curve and short positioning at the front of the curve. PGIM Fixed Income believes the market continues to underprice future Fed tightening given that PGIM Fixed Income’s base case calls for a total of four fed funds rate hikes in 2018 (i.e., two more hikes in the second half of this year) and two additional hikes in 2019.

•

In investment-grade corporate bonds, as we enter the later stage of the credit cycle, PGIM Fixed Income continues to favor better-quality financials and electric utilities over industrials that are subject to event risk. Within industrials, PGIM Fixed Income is focusing on names where an “event” has passed, as higher-quality corporates continue to lever up and mergers and acquisitions (M&A) activity remains a concern.

•

With regard to municipal bonds, PGIM Fixed Income’s positive outlook is based on extremely favorable near-term technicals and a more attractive entry point for investors following the year-to-date back up in rates. Additionally, a relatively stable rate environment should be supportive of steady mutual fund inflows. Continued selling of tax-exempt bonds from bank portfolios could weigh on the market in the second half of 2018. PGIM Fixed Income expects taxable municipals to perform in line with corporate bonds, with potential for outperformance should corporate M&A activity persist.

•

Regarding mortgage products, PGIM Fixed Income is neutral versus rates while it remains underweight versus other spread products. PGIM Fixed Income prefers higher-coupon bonds in both the 30- and 15-year sectors to maximize carry relative to the Index. PGIM Fixed Income remains a holder of seasoned pools given better prepayment behavior and better convexity.

•	Within CMBS, PGIM Fixed Income continues to find value in high-quality securities of new issue conduit deals.

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PGIM TIPS Fund

Strategy and Performance Overview

How did the Fund perform?

The PGIM TIPS Fund’s Class R6 shares returned 0.87% for the 12-month reporting period that ended July 31, 2018, underperforming the 1.17% return of the Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index.

What were market conditions?

•

Early in the period, wage growth remained anemic, in part reflecting overall sluggish productivity developments, but signs of an upturn in investment may yet spur wage inflation. Commodity prices settled in at lukewarm levels—up from 2016’s lows but well off their 2014 peaks. The level of commodity prices seemed to have struck a balance between providing reasonable terms-of-trade support for commodity exporters while still not creating widespread pressure on prices or sapping the profit margins of importing firms.

•

As we entered 2018, unemployment rates had fallen to low levels in many countries, notably including the United States, Germany, Japan, and the United Kingdom. Nevertheless, inflation has remained subdued. In the years before the 2008 global financial crisis, inflation generally trended up as the unemployment rate declined. In contrast, following the crisis, inflation has been comparatively unresponsive as unemployment has dropped sharply. With tightening labor markets, PGIM Fixed Income expected inflation to pick up gradually during the year ahead. However, the recent behavior of inflation has been difficult to forecast, and a surprise in either direction was possible.

•

Toward the end of the period, oil prices moved up to their highest levels since late 2014. They have been lifted by concerns about Iranian production as President Trump withdrew from the Joint Comprehensive Plan of Action (JCPOA1, also referred to as the “Iran Nuclear Deal”), and by continued strong oil demand (in line with an overall solid pace of global activity). The Federal Reserve (Fed) has continued to gradually hike rates, in the context of a strong U.S. economy, but the Fed’s communication has been somewhat more forceful regarding the need for further rate hikes than markets had anticipated. This, in turn, has helped fuel a 5% appreciation of the dollar. U.S. inflation reached the Fed’s 2% target, give or take. But upside inflation pressures remain muted. Wage growth continues to run at a moderate pace. Household credit growth slowed to a 3.3% annualized pace in the first quarter of 2018, and household indebtedness remains high. PGIM Fixed Income believes all of this suggests pricing power may still be limited for many industries.

What worked?

•	Security selection added to performance for the reporting period.

PGIM Day One Underlying Funds	25

PGIM TIPS Fund

Strategy and Performance Overview (continued)

•

The duration of the Fund was closely matched to that of the Index for the reporting period. Duration measures the sensitivity of the price (the value of principal) of a bond to a change in interest rates. Duration positioning added to performance during the period. The Fund ended the period with a modest underweight position relative to the Index.

What didn’t work?

•

The Fund maintained a yield curve flattener position, expecting the yield differential between short-maturity bonds and long-maturity bonds to narrow, which hurt performance modestly over the reporting period.

Did the Fund use derivatives and how did they affect performance?

•	No derivatives were used during the reporting period.

Current outlook

•

Given stronger growth and slightly firmer inflation, PGIM Fixed Income expects the Fed to hike rates a total of four times this calendar year, followed by a couple more hikes next year. However, the risks around this assessment are likely tilted to the downside in PGIM Fixed Income’s view. Other relatively dovish developed market (DM) central banks, elevated global trade tensions, and increased emerging market (EM) risks have contributed to the dollar’s rise since mid-April, which in turn has reinforced the effects of the Fed’s monetary tightening.

•

PGIM Fixed Income believes that, in aggregate, various inflation measures suggest the Fed has effectively reached its 2% mandate, but core inflation figures also suggest the Fed is not behind the curve. Higher-than-expected oil prices are keeping headline inflation elevated for a little longer than expected, but a sharp acceleration in monthly core inflation figures early this year quickly subsided, leaving underlying inflation appearing capped. Wage gains remain fairly steady, at 2.7% on a year-over-year rate—roughly in line with headline inflation, and thus implying ongoing low real wage gains for the average worker.

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PGIM QMA Commodity Strategies Fund

Strategy and Performance Overview

How did the Fund perform?

The PGIM QMA Commodity Strategies Fund’s Class R6 shares rose 2.99% for the 12-month reporting period that ended July 31, 2018. The Fund outperformed its benchmark, the Bloomberg Commodity Index (the Index), which returned 2.73% for the period.

What were market conditions?

For the reporting period, the energy sector delivered strong gains, which drove the positive results generated by the Index. Most of the other sectors in the Index posted negative results, led by declines in the grains, agriculture, and livestock sectors.

What worked?

•

For much of the last half of 2017, the Fund’s overweight position in the petroleum sector added value, as that sector of the commodities market rallied. The Fund’s positioning in the grains and industrial metals sectors also benefited performance in the second half of 2017. The overweight in the petroleum sector continued to contribute to the Fund’s performance going into 2018, and its positioning in the grains sector contributed to returns in the first half of 2018.

What didn’t work?

•	An overweight position in wheat detracted from returns for most of the period. The Fund’s positioning in industrial metals in the second quarter of 2018 also detracted from performance.

Did the Fund use derivatives?

•	The Fund primarily trades in listed exchange-traded commodities futures contracts. These futures are a form of derivatives, based on the underlying price of a specific commodity.

Current outlook

At the moment, the portfolio is positioned with an overweight in the energy sector (both the petroleum complex as well as natural gas), livestock, and precious metals sectors, against underweight positions in the industrial metals, grains, and soft commodities sectors. Within industrial metals, the Fund was overweight nickel and underweight aluminum and zinc.

PGIM Day One Underlying Funds	27

PGIM QMA US Broad Market Index Fund

Strategy and Performance Overview

How did the Fund perform?

The PGIM QMA US Broad Market Index Fund’s Class R6 shares returned 16.05% for the 12-month reporting period that ended July 31, 2018. During the same period, the S&P 1500 Composite Index (the Index) gained 16.33%.

What were market conditions?

•	US equities delivered strong gains during the 12-month period ending July 31, 2018, with the Index returning 16.3%.

•	During this period, growth stocks significantly outperformed value stocks across all capitalizations. Growth stocks benefited from strong results in the information technology sector.

•	Conversely, the telecommunication services and utilities sectors both underperformed the broad stock market.

•

Small-cap stocks outperformed their mid- and large-cap counterparts for this period. Small-cap stocks (as measured by the Russell 2000® Index) returned 18.7%, while mid-cap stocks (as measured by the Russell Midcap® Index) returned 14.48% and large-cap stocks (as measured by the S&P 500 Index) returned 16.2%.

What worked?

•	The Fund closely tracked the performance of the Index over the 12-month reporting period that ended July 31, 2018.

•	The Fund held all stocks included in the Index in approximately the same proportions.

Did the Fund use derivatives and how did they affect performance?

•

The Fund held S&P 500 and S&P 400 E-Mini stock index futures, a form of derivatives, to maintain exposure to equities and provide portfolio liquidity. Futures had minimal impact on performance over the year.

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PGIM QMA Mid-Cap Core Equity Fund

Strategy and Performance Overview

How did the Fund perform?

The PGIM QMA Mid-Cap Core Fund’s Class R6 Shares returned 11.36% for the 12-month reporting period that ended July 31, 2018. The Fund underperformed the 14.50% return of the S&P MidCap 400 Index (the Index).

What were market conditions?

•

US equities delivered strong gains for the one-year ending July 31, 2018, with the S&P Composite 1500 Index returning 16.3%. During this time period, growth stocks significantly outperformed value stocks, across all capitalizations. Growth stocks were benefited by strong results from the technology sector. Conversely, the telecom and utilities sectors both underperformed the broad stock market. Small-cap stocks outperformed their mid- and large-cap counterparts for the one-year period. Small cap stocks (as measured by the Russell 2000 Index) retuned 18.7%, while mid-cap stocks (as measured by the Russell Mid Cap Index) returned 13.5% and large cap stocks (as measured by the S&P 500 Index) returned 16.2%.

What worked?

•

In the mid cap portfolio, Quality and Growth factors continued to lag in July, but Value factors bounced back after struggling for the past 18 months. Additionally, towards the end of 2017, we added new elements to our model. These modest enhancements have helped diversify our factors, and have mitigated the underperformance.

•

QMA’s portfolio construction process uses a proprietary quantitative stock selection model to evaluate over 3000 stocks in the US market. The model evaluates stocks with regard to industry-adjusted valuation, earnings expectations, and quality metrics. The portfolio is comprised of positions in stocks deemed attractive by the model based on these metrics. QMA maintains diversified portfolios built from the bottom up, with limited deviations from the benchmark with respect to sector, industry, size, style, and position size. These risk controls ensure that unintended bets do not unwind the strength of the signals from QMA’s stock selection model.

What did not work?

•

QMA’s Value, Growth, and Quality factors all struggled over the past year, resulting in below benchmark performance. In general, stocks that were more expensive relative to peers when using earnings, book, and sales-based multiples meaningfully outperformed attractively priced stocks. This was concentrated in the second quarter of 2018.

•

Among cheap stocks, low quality stocks (which QMA avoids) outperformed stocks that were high quality (which QMA holds). Historically, the combination of quality and valuation is a powerful alpha driver, and QMA’s model prefers stocks that are both cheap and high quality. QMA has seen this pattern periodically in the past, but it tends to be short lived.

PGIM Day One Underlying Funds	29

PGIM QMA Mid-Cap Core Equity Fund

Strategy and Performance Overview (continued)

Current outlook:

•

Investors tend to overreact to headline news, which provides opportunities for a disciplined approach. The overreaction is evident in the widening of the e/p spread. The healthy spread between expensive and cheap stocks relative to earnings is currently in the 71st percentile compared to historical spreads. This indicates that valuation factors are underpriced, and highlights the potential for solid returns to value factors in the future.

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Fees and Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended July 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Small-Cap Core Equity Fund		Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R6**	Actual	$1,000.00	$1,049.10	0.95%	$4.83
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76

PGIM Day One Underlying Funds	31

Fees and Expenses (continued)

PGIM Core Conservative Bond Fund		Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R6**	Actual	$1,000.00	$993.40	0.50%	$2.47
	Hypothetical	$1,000.00	$1,022.32	0.50%	$2.51

PGIM TIPS Fund		Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R6**	Actual	$1,000.00	$1,001.50	0.40%	$1.99
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

PGIM QMA Commodity Strategies Fund		Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R6**	Actual	$1,000.00	$956.40	0.92%	$4.46
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61

PGIM QMA US Broad Market Index Fund		Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R6**	Actual	$1,000.00	$1,009.30	0.20%	$1.00
	Hypothetical	$1,000.00	$1,023.80	0.20%	$1.00

PGIM QMA Mid-Cap Core Equity Fund		Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R6**	Actual	$1,000.00	$1,000.80	0.85%	$4.22
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2018, and divided by the 365 days in the Fund’s fiscal year ended July 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

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PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments

as of July 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 96.3%

COMMON STOCKS

Aerospace & Defense 1.2%
KLX, Inc.*	2,742	$200,303

Airlines 0.5%
Spirit Airlines, Inc.*	1,999	86,837

Auto Components 0.1%
Dorman Products, Inc.*	193	14,413

Banks 13.5%
Ameris Bancorp	1,357	63,236
Bank OZK	3,251	132,966
BankUnited, Inc.	6,614	257,020
Brookline Bancorp, Inc.	9,089	165,420
Byline Bancorp, Inc.*	3,936	88,717
Eagle Bancorp, Inc.*	3,026	163,555
East West Bancorp, Inc.	4,982	322,535
First Bancorp/Southern Pines NC	2,078	86,071
Heritage Financial Corp.	501	17,560
Old Line Bancshares, Inc.	957	32,806
Pinnacle Financial Partners, Inc.	3,668	229,250
Renasant Corp.	3,833	171,258
Seacoast Banking Corp. of Florida*	4,259	124,831
Union Bankshares Corp.	1,631	66,072
Wintrust Financial Corp.	2,945	258,365

		2,179,662

Beverages 0.8%
MGP Ingredients, Inc.	1,584	129,999

Biotechnology 3.3%
Amicus Therapeutics, Inc.*	11,416	166,103
DBV Technologies SA (France), ADR*	3,827	69,001
FibroGen, Inc.*	938	59,188
La Jolla Pharmaceutical Co.*	3,591	118,754
Natera, Inc.*	2,036	46,746
Puma Biotechnology, Inc.*	1,653	79,592

		539,384

See Notes to Financial Statements.

PGIM Day One Underlying Funds	33

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Building Products 1.4%
JELD-WEN Holding, Inc.*	3,000	$82,320
PGT Innovations, Inc.*	6,236	149,664

		231,984

Capital Markets 2.0%
BrightSphere Investment Group PLC	11,224	159,942
Focus Financial Partners, Inc. (Class A Stock)*	1,201	48,929
Moelis & Co. (Class A Stock)	1,809	115,052

		323,923

Chemicals 2.7%
Ferro Corp.*	8,718	196,329
PolyOne Corp.	3,541	158,814
Venator Materials PLC*	5,817	85,045

		440,188

Commercial Services & Supplies 3.0%
Advanced Disposal Services, Inc.*	4,818	118,523
BrightView Holdings, Inc.*	2,199	49,324
Healthcare Services Group, Inc.	2,536	102,099
Mobile Mini, Inc.	5,065	216,022

		485,968

Construction & Engineering 0.3%
Great Lakes Dredge & Dock Corp.*	10,287	55,550

Construction Materials 1.9%
Summit Materials, Inc. (Class A Stock)*	12,369	310,462

Diversified Telecommunication Services 1.0%
Cogent Communications Holdings, Inc.	3,210	166,759

Electric Utilities 1.2%
El Paso Electric Co.	3,036	189,143

Electronic Equipment, Instruments & Components 0.7%
Anixter International, Inc.*	1,261	91,927
Littelfuse, Inc.	139	30,138

		122,065

See Notes to Financial Statements.

34

Description	Shares	Value
COMMON STOCKS (Continued)

Energy Equipment & Services 0.4%
Cactus, Inc. (Class A Stock)*	1,824	$59,681

Equity Real Estate Investment Trusts (REITs) 7.6%
Colony Capital, Inc.	10,260	63,202
Columbia Property Trust, Inc., REIT	6,332	146,776
Cousins Properties, Inc.	12,486	116,370
Gaming and Leisure Properties, Inc.	2,614	94,940
Hersha Hospitality Trust	7,139	154,131
Independence Realty Trust, Inc.	8,249	83,727
National Storage Affiliates Trust	3,884	111,976
Pebblebrook Hotel Trust	3,368	129,836
QTS Realty Trust, Inc. (Class A Stock)	2,167	92,639
Retail Opportunity Investments Corp.	7,669	145,021
Summit Hotel Properties, Inc.	5,836	82,579

		1,221,197

Food & Staples Retailing 2.0%
Performance Food Group Co.*	5,416	194,163
Sprouts Farmers Market, Inc.*	6,140	131,949

		326,112

Food Products 2.3%
Adecoagro SA (Argentina)*	12,864	108,058
B&G Foods, Inc.(a)	3,423	107,482
Darling Ingredients, Inc.*	7,993	160,579

		376,119

Health Care Equipment & Supplies 3.1%
Glaukos Corp.*	2,386	99,282
Inogen, Inc.*	457	91,057
Integra LifeSciences Holdings Corp.*	2,276	141,863
Nevro Corp.*	1,701	95,698
NuVasive, Inc.*	1,191	69,138

		497,038

Health Care Providers & Services 2.1%
Acadia Healthcare Co., Inc.*(a)	1,814	71,617
HealthEquity, Inc.*	629	47,490

See Notes to Financial Statements.

PGIM Day One Underlying Funds	35

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)
Premier, Inc. (Class A Stock)*	2,491	$93,163
Tivity Health, Inc.*	3,667	123,578

		335,848

Health Care Technology 1.0%
Tabula Rasa HealthCare, Inc.*	843	49,097
Teladoc, Inc.*	1,912	114,433

		163,530

Hotels, Restaurants & Leisure 4.2%
Pinnacle Entertainment, Inc.*	4,941	164,239
Planet Fitness, Inc. (Class A Stock)*	6,125	291,060
Texas Roadhouse, Inc.	1,487	93,443
Vail Resorts, Inc.	176	48,729
Wingstop, Inc.	1,578	77,874

		675,345

Insurance 0.7%
Goosehead Insurance, Inc. (Class A Stock)*	4,041	109,794

Internet Software & Services 3.7%
Box, Inc. (Class A Stock)*	2,746	65,794
Cardlytics, Inc.*	1,756	33,048
MINDBODY, Inc. (Class A Stock)*	3,236	120,865
New Relic, Inc.*	1,325	129,452
Q2 Holdings, Inc.*	1,979	117,058
Stamps.com, Inc.*	199	51,939
Trade Desk, Inc. (The) (Class A Stock)*	868	73,190

		591,346

IT Services 1.7%
Evo Payments, Inc. (Class A Stock)*	4,181	88,428
InterXion Holding NV (Netherlands)*	2,929	190,034

		278,462

Life Sciences Tools & Services 0.4%
Syneos Health, Inc.*	1,318	64,944

See Notes to Financial Statements.

36

Description	Shares	Value
COMMON STOCKS (Continued)

Machinery 6.1%
Actuant Corp. (Class A Stock)	3,840	$109,632
Evoqua Water Technologies Corp.*	6,311	134,677
Gardner Denver Holdings, Inc.*	4,392	125,655
Milacron Holdings Corp.*	5,872	122,431
NN, Inc.	4,973	106,920
REV Group, Inc.	2,513	43,148
Rexnord Corp.*	7,666	231,820
Terex Corp.	2,485	109,638
Welbilt, Inc.*	100	2,280

		986,201

Media 0.4%
IMAX Corp.*	3,332	73,637

Mortgage Real Estate Investment Trusts (REITs) 0.9%
MFA Financial, Inc.	17,253	138,887

Oil, Gas & Consumable Fuels 2.9%
SemGroup Corp. (Class A Stock)	2,566	64,535
Tallgrass Energy LP(a)	3,148	73,443
WPX Energy, Inc.*	17,389	326,391

		464,369

Pharmaceuticals 1.9%
GW Pharmaceuticals PLC (United Kingdom), ADR*	511	69,021
Intersect ENT, Inc.*	2,851	92,230
Prestige Brands Holdings, Inc.*	2,572	91,897
Revance Therapeutics, Inc.*	1,820	52,325

		305,473

Professional Services 1.7%
Huron Consulting Group, Inc.*	1,839	80,272
Korn/Ferry International	3,067	202,361

		282,633

Road & Rail 1.1%
Saia, Inc.*	2,422	182,498

See Notes to Financial Statements.

PGIM Day One Underlying Funds	37

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 2.4%
Brooks Automation, Inc.	3,414	$104,400
Marvell Technology Group Ltd.	3,097	65,997
MaxLinear, Inc.*	7,527	130,292
Monolithic Power Systems, Inc.	626	83,058

		383,747

Software 7.8%
Carbon Black, Inc.*	3,929	81,566
CyberArk Software Ltd. (Israel)*	2,610	158,453
Everbridge, Inc.*	1,049	47,184
HubSpot, Inc.*	1,909	236,907
Paycom Software, Inc.*	1,618	171,913
Proofpoint, Inc.*	1,603	182,822
Tenable Holdings, Inc.*	202	6,040
Varonis Systems, Inc.*	3,652	218,298
Zendesk, Inc.*	2,813	153,224

		1,256,407

Specialty Retail 3.7%
Five Below, Inc.*	2,879	279,724
Hudson Ltd. (Class A Stock)*	5,935	100,301
Monro, Inc.	1,402	94,565
Party City Holdco, Inc.*	7,427	116,975

		591,565

Textiles, Apparel & Luxury Goods 1.5%
G-III Apparel Group Ltd.*	1,845	84,317
Steven Madden Ltd.	2,887	156,042

		240,359

Thrifts & Mortgage Finance 0.4%
Luther Burbank Corp.	2,393	26,036
WSFS Financial Corp.	564	31,979

		58,015

See Notes to Financial Statements.

38

Description	Shares	Value
COMMON STOCKS (Continued)

Trading Companies & Distributors 2.7%
Beacon Roofing Supply, Inc.*	5,223	$219,784
Univar, Inc.*	7,645	210,161

		429,945

TOTAL LONG-TERM INVESTMENTS (cost $12,777,639)		15,569,792

SHORT-TERM INVESTMENTS 4.7%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	575,177	575,177
PGIM Institutional Money Market Fund (cost $179,173; includes $178,546 of cash collateral for securities on loan)(b)(w)	179,174	179,192

TOTAL SHORT-TERM INVESTMENTS (cost $754,350)		754,369

TOTAL INVESTMENTS 101.0% (cost $13,531,989)		16,324,161
Liabilities in excess of other assets (1.0)%		(165,823)

NET ASSETS 100.0%		$16,158,338

See the Glossary for abbreviations used in the annual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $169,223; cash collateral of $178,546 (including in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Day One Underlying Funds	39

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2018

The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$200,303	$—	$—
Airlines	86,837	—	—
Auto Components	14,413	—	—
Banks	2,179,662	—	—
Beverages	129,999	—	—
Biotechnology	539,384	—	—
Building Products	231,984	—	—
Capital Markets	323,923	—	—
Chemicals	440,188	—	—
Commercial Services & Supplies	485,968	—	—
Construction & Engineering	55,550	—	—
Construction Materials	310,462	—	—
Diversified Telecommunication Services	166,759	—	—
Electric Utilities	189,143	—	—
Electronic Equipment, Instruments & Components	122,065	—	—
Energy Equipment & Services	59,681	—	—
Equity Real Estate Investment Trusts (REITs)	1,221,197	—	—
Food & Staples Retailing	326,112	—	—
Food Products	376,119	—	—
Health Care Equipment & Supplies	497,038	—	—
Health Care Providers & Services	335,848	—	—
Health Care Technology	163,530	—	—
Hotels, Restaurants & Leisure	675,345	—	—
Insurance	109,794	—	—
Internet Software & Services	591,346	—	—
IT Services	278,462	—	—
Life Sciences Tools & Services	64,944	—	—
Machinery	986,201	—	—
Media	73,637	—	—
Mortgage Real Estate Investment Trusts (REITs)	138,887	—	—
Oil, Gas & Consumable Fuels	464,369	—	—
Pharmaceuticals	305,473	—	—
Professional Services	282,633	—	—
Road & Rail	182,498	—	—
Semiconductors & Semiconductor Equipment	383,747	—	—
Software	1,256,407	—	—
Specialty Retail	591,565	—	—
Textiles, Apparel & Luxury Goods	240,359	—	—
Thrifts & Mortgage Finance	58,015	—	—
Trading Companies & Distributors	429,945	—	—
Affiliated Mutual Funds	754,369	—	—

Total	$16,324,161	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

40

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2018 were as follows (unaudited):

Banks	13.5%
Software	7.8
Equity Real Estate Investment Trusts (REITs)	7.6
Machinery	6.1
Affiliated Mutual Funds (1.1% represents investments purchased with collateral from securities on loan)	4.7
Hotels, Restaurants & Leisure	4.2
Specialty Retail	3.7
Internet Software & Services	3.7
Biotechnology	3.3
Health Care Equipment & Supplies	3.1
Commercial Services & Supplies	3.0
Oil, Gas & Consumable Fuels	2.9
Chemicals	2.7
Trading Companies & Distributors	2.7
Semiconductors & Semiconductor Equipment	2.4
Food Products	2.3
Health Care Providers & Services	2.1
Food & Staples Retailing	2.0
Capital Markets	2.0
Construction Materials	1.9
Pharmaceuticals	1.9
Professional Services	1.7
IT Services	1.7
Textiles, Apparel & Luxury Goods	1.5%
Building Products	1.4
Aerospace & Defense	1.2
Electric Utilities	1.2
Road & Rail	1.1
Diversified Telecommunication Services	1.0
Health Care Technology	1.0
Mortgage Real Estate Investment Trusts (REITs)	0.9
Beverages	0.8
Electronic Equipment, Instruments & Components	0.7
Insurance	0.7
Airlines	0.5
Media	0.4
Life Sciences Tools & Services	0.4
Energy Equipment & Services	0.4
Thrifts & Mortgage Finance	0.4
Construction & Engineering	0.3
Auto Components	0.1

101.0
Liabilities in excess of other assets	(1.0)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$169,223	$(169,223)	$—

See Notes to Financial Statements.

PGIM Day One Underlying Funds	41

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2018

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

42

PGIM Jennison Small-Cap Core Equity Fund

Statement of Assets & Liabilities

as of July 31, 2018

Assets
Investments at value, including securities on loan of $169,223:
Unaffiliated investments (cost $12,777,639)	$15,569,792
Affiliated investments (cost $754,350)	754,369
Receivable for investments sold	78,722
Receivable for Fund shares sold	68,366
Dividends and interest receivable	3,386

Total Assets	16,474,635

Liabilities
Payable to broker for collateral for securities on loan	178,546
Payable for investments purchased	89,645
Audit fee payable	24,240
Custodian and accounting fee payable	11,616
Accrued expenses and other liabilities	7,089
Shareholders’ reports payable	3,603
Management fee payable	999
Payable for Fund shares reacquired	505
Affiliated transfer agent fee payable	54

Total Liabilities	316,297

Net Assets	$16,158,338

Net assets were comprised of:
Shares of beneficial interest, at par	$1,239
Paid-in capital in excess of par	12,765,002

12,766,241
Distributions in excess of net investment income	(734)
Accumulated net realized gain on investment transactions	600,659
Net unrealized appreciation on investments	2,792,172

Net assets, July 31, 2018	$16,158,338

Class R6
Net asset value, offering price and redemption price per share, ($16,158,338 ÷ 1,238,866 shares of beneficial interest issued and outstanding)	$13.04

See Notes to Financial Statements.

PGIM Day One Underlying Funds	43

PGIM Jennison Small-Cap Core Equity Fund

Statement of Operations

Year Ended July 31, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$124,894
Affiliated dividend income	8,594
Income from securities lending, net (including affiliated income of $308)	3,376

Total income	136,864

Expenses
Management fee	107,774
Custodian and accounting fees	49,340
Audit fee	24,240
Legal fees and expenses	20,937
Shareholders’ reports	14,349
Trustees’ fees	12,187
Commitment fee on syndicated credit agreement	1,824
Transfer agent’s fees and expenses (including affiliated expense of $332)	430
Registration fees	63
Miscellaneous	10,579

Total expenses	241,723
Less: Fee waiver and/or expense reimbursement	(105,209)

Net expenses	136,514

Net investment income (loss)	350

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $(14))	605,939
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $19)	1,735,364

Net gain (loss) on investment transactions	2,341,303

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,341,653

See Notes to Financial Statements.

44

PGIM Jennison Small-Cap Core Equity Fund

Statements of Changes in Net Assets

	Year Ended July 31, 2018	November 15, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$350	$17,135
Net realized gain (loss) on investment transactions	605,939	231,377
Net change in unrealized appreciation (depreciation) on investments	1,735,364	1,056,808

Net increase (decrease) in net assets resulting from operations	2,341,653	1,305,320

Dividends and Distributions
Dividends from net investment income
Class R6	(2,113)	(16,947)

Distributions from net realized gains
Class R6	(235,816)	—

Fund share transactions
Net proceeds from shares sold	2,127,195	11,329,854
Net asset value of shares issued in reinvestment of dividends and distributions	237,929	16,947
Cost of shares reacquired	(894,149)	(51,535)

Net increase (decrease) in net assets from Fund share transactions	1,470,975	11,295,266

Total increase (decrease)	3,574,699	12,583,639

Net Assets:
Beginning of period	12,583,639	—

End of period(a)	$16,158,338	$12,583,639

(a) Includes undistributed/(distributions in excess of) net investment income of:	$(734)	$188

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Day One Underlying Funds	45

PGIM Core Conservative Bond Fund

Schedule of Investments

as of July 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 99.1%

ASSET-BACKED SECURITY 0.3%

Credit Card
Citibank Credit Card Issuance Trust, Series 2018-A03, Class A3 (cost $99,996)	3.290%		05/23/25	100	$100,278

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.3%
Benchmark Mortgage Trust, Series 2018-B3, Class A3	3.746		04/10/51	30	30,015
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A3	3.283		11/15/50	90	86,072
CD Mortgage Trust, Series 2017-CD6, Class A3	3.104		11/13/50	40	38,749
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A4	3.458		12/10/49	125	122,680
Series 2017-P08, Class A3	3.203		09/15/50	75	71,653
Commercial Mortgage Trust, Series 2015-CR26, Class A4	3.630		10/10/48	55	54,688
Series 2016-DC02, Class A5	3.765		02/10/49	25	25,031
Fannie Mae-Aces, Series 2015-M07, Class AB2	2.502		12/25/24	49	46,837
Series 2016-M11, Class A2	2.369	(cc)	07/25/26	75	69,164
Series 2017-M01, Class A2	2.417	(cc)	10/25/26	40	36,938
FHLMC Multifamily Structured Pass-Through Certificates, Series K070, Class A2	3.303	(cc)	11/25/27	50	49,241
Series K070, Class AM	3.364	(cc)	12/25/27	25	24,559
Series K076, Class A2	3.900		04/25/28	90	92,610
Series K076, Class AM	3.900		04/25/28	50	51,088
Series K077, Class A2	3.850	(cc)	05/25/28	60	61,455
Series K077, Class AM	3.850	(cc)	05/25/28	10	10,153
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3	3.393		12/15/49	125	121,782
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A3	3.077		03/15/48	70	67,635
Series 2016-C32, Class A3	3.459		12/15/49	125	122,608
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3	3.337		12/15/49	125	121,219
UBS Commercial Mortgage Trust, Series 2018-C09, Class ASB	4.090		03/15/51	60	61,178
Series 2018-C11, Class A3	4.312		06/15/51	75	76,921
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3	3.374		12/15/59	125	121,550

See Notes to Financial Statements.

46

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2017-C39, Class A3	2.878%	09/15/50	100	$95,748

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,706,581)				1,659,574

CORPORATE BONDS 25.4%

Aerospace & Defense 0.6%
General Dynamics Corp., Gtd. Notes	3.500	05/15/25	70	70,208
Lockheed Martin Corp., Sr. Unsec’d. Notes	2.900	03/01/25	55	52,469
Sr. Unsec’d. Notes	3.800	03/01/45	15	14,157
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750	06/01/43	25	26,181
Rockwell Collins, Inc., Sr. Unsec’d. Notes	3.500	03/15/27	20	19,198
Sr. Unsec’d. Notes	4.350	04/15/47	10	9,821
United Technologies Corp., Sr. Unsec’d. Notes	2.800	05/04/24	45	42,683

				234,717

Agriculture 0.5%
Altria Group, Inc., Gtd. Notes	2.850	08/09/22	65	63,499
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	3.222	08/15/24	55	52,531
Gtd. Notes, 144A	3.557	08/15/27	20	18,914
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.625	03/06/23	50	47,987
Sr. Unsec’d. Notes	4.125	03/04/43	10	9,471

				192,402

Airlines 0.1%
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150	10/11/25	26	26,679
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.400	04/19/21	20	19,880

				46,559

See Notes to Financial Statements.

PGIM Day One Underlying Funds	47

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Auto Manufacturers 0.5%
Ford Motor Co., Sr. Unsec’d. Notes	6.375%	02/01/29	60	$64,459
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.664	09/08/24	10	9,540
Sr. Unsec’d. Notes	3.810	01/09/24	10	9,684
Sr. Unsec’d. Notes	4.134	08/04/25	10	9,668
General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	15	15,658
General Motors Financial Co., Inc., Gtd. Notes	3.200	07/06/21	10	9,859
Gtd. Notes	4.000	01/15/25	80	78,049

				196,917

Banks 5.4%
Bank of America Corp., Sr. Unsec’d. Notes	3.419	12/20/28	42	39,498
Sr. Unsec’d. Notes, GMTN	3.300	01/11/23	115	113,515
Sr. Unsec’d. Notes, MTN	3.970	03/05/29	25	24,514
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	50	50,911
Sub. Notes, MTN	3.950	04/21/25	45	44,165
Sub. Notes, MTN	4.000	01/22/25	30	29,622
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650	03/16/25	200	189,026
Citigroup, Inc., Sr. Unsec’d. Notes	2.900	12/08/21	20	19,557
Sr. Unsec’d. Notes	3.400	05/01/26	40	38,172
Sr. Unsec’d. Notes	3.700	01/12/26	125	121,477
Sr. Unsec’d. Notes	4.650	07/23/48	45	45,776
Sub. Notes	4.450	09/29/27	35	34,603
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500	01/23/25	250	242,041
Sr. Unsec’d. Notes	4.223	05/01/29	140	138,165
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875	01/14/22	115	119,613
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.509	01/23/29	75	71,247
Sr. Unsec’d. Notes	3.625	05/13/24	10	9,932
Sr. Unsec’d. Notes	3.875	02/01/24	35	35,269
Sr. Unsec’d. Notes	3.882	07/24/38	95	89,025
Sub. Notes	3.875	09/10/24	120	118,825

See Notes to Financial Statements.

48

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Morgan Stanley, Sr. Unsec’d. Notes	4.375%	01/22/47	55	$54,384
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	35	34,569
Sr. Unsec’d. Notes, GMTN	4.000	07/23/25	135	135,120
Sub. Notes	5.000	11/24/25	30	31,177
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900	04/29/24	50	49,914
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.700	01/27/22	20	19,428
U.S. Bancorp, Sr. Unsec’d. Notes	2.625	01/24/22	50	48,850
Wells Fargo & Co., Sr. Unsec’d. Notes	3.000	04/22/26	55	51,356
Sr. Unsec’d. Notes, MTN	3.000	02/19/25	90	85,391

				2,085,142

Beverages 0.6%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300	02/01/23	5	4,966
Gtd. Notes	3.650	02/01/26	100	98,173
Gtd. Notes	4.700	02/01/36	20	20,656
Gtd. Notes	4.900	02/01/46	30	31,307
PepsiCo, Inc., Sr. Unsec’d. Notes	2.750	03/05/22	75	74,118
Sr. Unsec’d. Notes	3.600	03/01/24	10	10,084

				239,304

Biotechnology 0.5%
Amgen, Inc., Sr. Unsec’d. Notes	3.625	05/22/24	150	149,778
Celgene Corp., Sr. Unsec’d. Notes	3.625	05/15/24	40	39,373
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400	12/01/21	20	20,594

				209,745

Building Materials 0.0%
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950	07/02/64	5	4,713

See Notes to Financial Statements.

PGIM Day One Underlying Funds	49

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Chemicals 0.6%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%	11/15/21	75	$76,400
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650	10/15/44	20	19,672
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	2.800	02/15/23	15	14,492
LYB International Finance II BV, Gtd. Notes	3.500	03/02/27	35	33,167
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750	04/15/24	15	16,235
Sr. Unsec’d. Notes	6.000	11/15/21	30	31,965
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.250	01/15/45	15	15,599
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.500	06/01/47	5	4,916

				212,446

Commercial Services 0.1%
IHS Markit Ltd., Sr. Unsec’d. Notes	4.125	08/01/23	5	4,992
President & Fellows of Harvard College, Unsec’d. Notes	3.150	07/15/46	9	8,033
University of Southern California, Unsec’d. Notes	3.841	10/01/47	10	9,977

				23,002

Computers 0.8%
Apple, Inc., Sr. Unsec’d. Notes	2.400	05/03/23	120	115,815
Sr. Unsec’d. Notes	2.850	05/11/24	45	43,728
Sr. Unsec’d. Notes	3.250	02/23/26	40	39,250
International Business Machines Corp., Sr. Unsec’d. Notes	3.625	02/12/24	100	100,453

				299,246

Diversified Financial Services 0.4%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.200	03/03/20	35	34,541

See Notes to Financial Statements.

50

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Capital One Bank USA NA, Sub. Notes	3.375%	02/15/23	20	$19,493
Discover Financial Services, Sr. Unsec’d. Notes	4.100	02/09/27	20	19,341
Mastercard, Inc., Sr. Unsec’d. Notes	3.375	04/01/24	50	50,012
Private Export Funding Corp., Gov’t. Gtd. Notes	3.550	01/15/24	25	25,523

				148,910

Electric 1.6%
Appalachian Power Co., Sr. Unsec’d. Notes	3.300	06/01/27	10	9,498
Arizona Public Service Co., Sr. Unsec’d. Notes	3.750	05/15/46	15	13,797
Commonwealth Edison Co., First Mortgage	3.650	06/15/46	5	4,593
First Mortgage	3.750	08/15/47	5	4,664
First Mortgage	4.000	03/01/48	5	4,955
First Mortgage	4.600	08/15/43	35	37,053
Duke Energy Carolinas LLC, First Ref. Mortgage	2.950	12/01/26	20	19,015
First Ref. Mtge.	4.250	12/15/41	5	5,063
Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	75	68,089
Entergy Louisiana LLC, Collateral Trust	4.000	03/15/33	15	15,005
First Mortgage	4.050	09/01/23	35	35,569
Exelon Corp., Jr. Sub. Notes	3.497	06/01/22	10	9,896
Florida Power & Light Co., First Mortgage	2.750	06/01/23	25	24,312
First Mortgage	5.250	02/01/41	25	29,027
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	10	9,160
Hydro-Quebec (Canada), Gov’t. Gtd. Notes	8.050	07/07/24	10	12,262
Louisville Gas & Electric Co., First Mortgage	5.125	11/15/40	5	5,683

See Notes to Financial Statements.

PGIM Day One Underlying Funds	51

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
MidAmerican Energy Co., First Mortgage	3.650%	08/01/48	25	$23,021
Northern States Power Co., First Mortgage	3.400	08/15/42	15	13,431
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.125	11/15/43	55	54,932
PacifiCorp, First Mortgage	5.250	06/15/35	45	50,761
PPL Electric Utilities Corp., First Mortgage	6.250	05/15/39	10	12,623
Public Service Electric & Gas Co., First Mortgage, MTN	2.250	09/15/26	25	22,562
First Mortgage, MTN	3.600	12/01/47	5	4,629
Puget Energy, Inc., Sr. Sec’d. Notes	3.650	05/15/25	20	19,361
San Diego Gas & Electric Co., First Mortgage	3.750	06/01/47	5	4,623
Sempra Energy, Sr. Unsec’d. Notes	4.000	02/01/48	10	9,063
South Carolina Electric & Gas Co., First Mortgage	5.100	06/01/65	5	5,113
Southern California Edison Co., First Ref. Mortgage	4.650	10/01/43	40	41,368
Southwestern Electric Power Co., Sr. Unsec’d. Notes	3.850	02/01/48	15	13,634
Virginia Electric & Power Co., Sr. Unsec’d. Notes	6.000	05/15/37	20	23,956

				606,718

Foods 0.1%
Kraft Heinz Foods Co., Gtd. Notes	3.000	06/01/26	50	45,824
Gtd. Notes	4.375	06/01/46	10	8,891

				54,715

Forest Products & Paper 0.3%
International Paper Co., Sr. Unsec’d. Notes	3.650	06/15/24	130	129,006

See Notes to Financial Statements.

52

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Gas 0.1%
NiSource, Inc., Sr. Unsec’d. Notes	4.800%	02/15/44	25	$26,104
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43	25	24,900

				51,004

Healthcare-Products 0.7%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900	11/30/21	40	39,455
Sr. Unsec’d. Notes	3.750	11/30/26	15	14,917
Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	32	31,372
Covidien International Finance SA, Gtd. Notes	2.950	06/15/23	75	73,194
Medtronic, Inc., Gtd. Notes	3.625	03/15/24	65	65,256
Stryker Corp., Sr. Unsec’d. Notes	3.375	05/15/24	25	24,591
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	4.150	02/01/24	20	20,393

				269,178

Healthcare-Services 1.6%
Aetna, Inc., Sr. Unsec’d. Notes	2.750	11/15/22	70	67,354
Anthem, Inc., Sr. Unsec’d. Notes	3.125	05/15/22	135	133,030
Ascension Health, Unsec’d. Notes	4.847	11/15/53	30	33,441
Children’s Hospital Corp. (The), Gtd. Notes	4.115	01/01/47	15	14,985
Cigna Corp., Sr. Unsec’d. Notes	4.000	02/15/22	35	35,541
Duke University Health System, Inc., Sr. Unsec’d. Notes	3.920	06/01/47	10	9,728
Hackensack Meridian Health, Inc., Sr. Unsec’d. Notes	4.500	07/01/57	5	5,122
Kaiser Foundation Hospitals, Gtd. Notes	4.150	05/01/47	20	20,180

See Notes to Financial Statements.

PGIM Day One Underlying Funds	53

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.700%	02/01/45	25	$24,748
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	5.000	07/01/42	25	28,641
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	20	19,674
NYU Langone Hospitals, Sec’d. Notes	4.368	07/01/47	15	15,206
Providence St Joseph Health Obligated Group, Unsec’d. Notes	2.746	10/01/26	50	46,345
Sutter Health, Unsec’d. Notes	4.091	08/15/48	60	56,999
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750	07/15/25	90	90,390
Sr. Unsec’d. Notes	4.250	06/15/48	5	5,107

				606,491

Insurance 0.7%
American International Group, Inc., Sr. Unsec’d. Notes	4.500	07/16/44	50	47,768
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	5	4,928
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125	03/15/26	80	77,465
Chubb Corp. (The), Gtd. Notes	6.000	05/11/37	30	36,680
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.500	03/30/20	65	67,320
Lincoln National Corp., Sr. Unsec’d. Notes	4.350	03/01/48	5	4,762
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.600	08/01/43	15	15,690

				254,613

Internet 0.0%
Amazon.com, Inc., Sr. Unsec’d. Notes	2.800	08/22/24	15	14,491

See Notes to Financial Statements.

54

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Lodging 0.1%
Marriott International, Inc., Sr. Unsec’d. Notes	3.125%	06/15/26	45	$41,780

Machinery-Construction & Mining 0.1%
Caterpillar, Inc., Sr. Unsec’d. Notes	2.600	06/26/22	45	43,856

Machinery-Diversified 0.2%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	2.650	06/24/24	10	9,526
Sr. Unsec’d. Notes, MTN	2.800	03/06/23	40	38,993
Xylem, Inc., Sr. Unsec’d. Notes	3.250	11/01/26	35	32,860

				81,379

Media 1.2%
21st Century Fox America, Inc., Gtd. Notes	5.400	10/01/43	60	68,932
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	5.375	04/01/38	20	19,765
Sr. Sec’d. Notes	6.484	10/23/45	50	54,553
Comcast Corp., Gtd. Notes	3.000	02/01/24	30	28,817
Gtd. Notes	4.600	08/15/45	55	54,329
Discovery Communications LLC, Gtd. Notes	5.000	09/20/37	5	4,901
Gtd. Notes, 144A	3.500	06/15/22	50	49,339
Viacom, Inc., Sr. Unsec’d. Notes	3.875	04/01/24	20	19,435
Sr. Unsec’d. Notes	5.850	09/01/43	10	10,518
Walt Disney Co. (The), Sr. Unsec’d. Notes	2.750	08/16/21	50	49,358
Warner Media LLC, Gtd. Notes	3.550	06/01/24	100	96,929

				456,876

See Notes to Financial Statements.

PGIM Day One Underlying Funds	55

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	5	$5,535
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	3.750	06/15/25	45	45,098

				50,633

Miscellaneous Manufacturing 0.6%
General Electric Co., Sr. Unsec’d. Notes	2.700	10/09/22	155	150,211
Sr. Unsec’d. Notes, GMTN	3.150	09/07/22	95	93,910

				244,121

Oil & Gas 1.7%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	5.550	03/15/26	15	16,200
Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22	25	24,667
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.245	05/06/22	60	59,773
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.250	06/15/37	10	10,056
Chevron Corp., Sr. Unsec’d. Notes	1.961	03/03/20	150	148,124
Concho Resources, Inc., Gtd. Notes	4.300	08/15/28	5	5,006
Gtd. Notes	4.875	10/01/47	5	5,086
ConocoPhillips Co., Gtd. Notes	4.950	03/15/26	30	32,308
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	20	21,796
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500	08/15/34	20	23,527
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35	25	24,473
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114	03/01/46	20	20,511
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000	03/01/41	20	22,192

See Notes to Financial Statements.

56

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.125%	02/15/22	40	$39,768
Petroleos Mexicanos (Mexico), Gtd. Notes	4.250	01/15/25	40	37,300
Gtd. Notes	6.500	03/13/27	15	15,225
Gtd. Notes	6.500	06/02/41	20	18,508
Shell International Finance BV (Netherlands), Gtd. Notes	2.125	05/11/20	125	123,409

				647,929

Oil & Gas Services 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes	4.080	12/15/47	5	4,596
Halliburton Co., Sr. Unsec’d. Notes	4.750	08/01/43	25	25,533

				30,129

Pharmaceuticals 1.5%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600	05/14/25	60	58,525
Allergan Funding SCS, Gtd. Notes	3.800	03/15/25	15	14,717
Gtd. Notes	3.850	06/15/24	5	4,936
Gtd. Notes	4.550	03/15/35	15	14,629
Gtd. Notes	4.850	06/15/44	21	20,712
CVS Health Corp., Sr. Unsec’d. Notes	3.875	07/20/25	25	24,622
Sr. Unsec’d. Notes	4.780	03/25/38	10	10,078
Sr. Unsec’d. Notes	5.050	03/25/48	20	20,726
Sr. Unsec’d. Notes	5.125	07/20/45	15	15,607
Express Scripts Holding Co., Gtd. Notes	4.500	02/25/26	15	15,093
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850	05/08/22	45	44,370
Johnson & Johnson, Sr. Unsec’d. Notes	2.450	03/01/26	25	23,536
Sr. Unsec’d. Notes	3.625	03/03/37	20	19,527
Merck & Co., Inc., Sr. Unsec’d. Notes	2.400	09/15/22	100	96,998

See Notes to Financial Statements.

PGIM Day One Underlying Funds	57

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Mylan, Inc., Gtd. Notes, 144A	5.200%	04/15/48	35	$34,442
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400	05/06/44	40	42,663
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875	09/23/23	65	61,397
Wyeth LLC, Gtd. Notes	6.450	02/01/24	60	68,930
Zoetis, Inc., Sr. Unsec’d. Notes	3.000	09/12/27	5	4,667

				596,175

Pipelines 0.7%
Energy Transfer Partners LP, Gtd. Notes	4.900	03/15/35	30	28,196
Gtd. Notes	6.625	10/15/36	10	11,091
Enterprise Products Operating LLC, Gtd. Notes	3.750	02/15/25	80	79,843
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200	10/03/47	10	9,384
MPLX LP, Sr. Unsec’d. Notes	4.500	07/15/23	20	20,451
Sr. Unsec’d. Notes	4.500	04/15/38	20	18,999
Sr. Unsec’d. Notes	4.875	06/01/25	10	10,388
ONEOK Partners LP, Gtd. Notes	3.375	10/01/22	35	34,431
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	10	10,141
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.750	03/01/28	10	9,507
Western Gas Partners LP, Sr. Unsec’d. Notes	5.300	03/01/48	10	9,576
Williams Partners LP, Sr. Unsec’d. Notes	3.750	06/15/27	30	28,915
Sr. Unsec’d. Notes	4.850	03/01/48	5	4,912

				275,834

See Notes to Financial Statements.

58

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) 0.4%
Boston Properties LP, Sr. Unsec’d. Notes	3.850%	02/01/23	20	$20,099
Realty Income Corp., Sr. Unsec’d. Notes	3.000	01/15/27	20	18,263
Simon Property Group LP, Sr. Unsec’d. Notes	3.375	10/01/24	90	88,024
Ventas Realty LP, Gtd. Notes	3.850	04/01/27	15	14,395

				140,781

Retail 0.6%
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.200	05/15/28	30	29,604
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.750	02/15/24	125	127,282
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.100	05/03/27	20	19,081
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	2.625	01/15/22	45	43,985
Sr. Unsec’d. Notes, MTN	4.700	12/09/35	25	26,254

				246,206

Semiconductors 0.1%
Broadcom Corp/Broadcom Cayman Finance Ltd., Gtd. Notes	3.125	01/15/25	20	18,391

Software 1.1%
Fidelity National Information Services, Inc., Gtd. Notes	3.875	06/05/24	10	9,987
Fiserv, Inc., Sr. Unsec’d. Notes	3.850	06/01/25	35	34,929
Microsoft Corp., Sr. Unsec’d. Notes	2.875	02/06/24	220	215,618
Sr. Unsec’d. Notes	4.100	02/06/37	10	10,488
Oracle Corp., Sr. Unsec’d. Notes	2.650	07/15/26	130	121,496
Sr. Unsec’d. Notes	2.950	05/15/25	50	48,202

				440,720

See Notes to Financial Statements.

PGIM Day One Underlying Funds	59

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications 1.1%
AT&T, Inc., Sr. Unsec’d. Notes	3.950%	01/15/25	30	$29,548
Sr. Unsec’d. Notes	4.450	04/01/24	95	96,818
Sr. Unsec’d. Notes	4.750	05/15/46	75	68,768
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625	12/15/30	25	35,928
Cisco Systems, Inc., Sr. Unsec’d. Notes	2.900	03/04/21	60	59,823
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.376	02/15/25	25	24,229
Sr. Unsec’d. Notes	3.500	11/01/24	5	4,899
Sr. Unsec’d. Notes	4.500	08/10/33	10	9,919
Sr. Unsec’d. Notes	4.522	09/15/48	78	74,569

				404,501

Textiles 0.1%
Cintas Corp. No 2, Gtd. Notes	3.700	04/01/27	20	19,734

Transportation 0.5%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.750	04/01/24	75	75,624
CSX Corp., Sr. Unsec’d. Notes	3.800	03/01/28	40	39,538
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900	06/15/19	45	46,164
Union Pacific Corp., Sr. Unsec’d. Notes	3.000	04/15/27	20	18,938
Sr. Unsec’d. Notes	3.600	09/15/37	10	9,268

				189,532

TOTAL CORPORATE BONDS (cost $10,082,363)				9,807,896

MUNICIPAL BONDS 1.0%

Arizona 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839	01/01/41	20	22,567

See Notes to Financial Statements.

60

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

California 0.4%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263%	04/01/49	40	$54,766
Los Angeles Department of Water & Power, BABs, Revenue Bonds	5.716	07/01/39	20	24,591
State of California, GO UnlimitedBABs, Taxable	7.550	04/01/39	65	95,943

				175,300

Maryland 0.1%
Maryland State Transportation Authority, Revenue Bonds, BABs	5.888	07/01/43	40	50,757

New Jersey 0.2%
New Jersey State Turnpike Authority, BABs, Revenue Bonds, Series F	7.414	01/01/40	50	72,090

New York 0.1%
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882	06/15/44	20	25,816

Ohio 0.1%
Ohio State University (The), Revenue Bonds, Series A	4.048	12/01/56	12	11,973
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	25	26,640

				38,613

TOTAL MUNICIPAL BONDS (cost $382,836)				385,143

SOVEREIGN BONDS 0.6%
Chile Government International Bond (Chile), Sr. Unsec’d. Notes	3.250	09/14/21	100	99,900
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750	03/08/44	76	71,326
Province of Quebec (Canada), Debentures	7.125	02/09/24	40	47,368
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.975	04/20/55	10	9,910

TOTAL SOVEREIGN BONDS (cost $231,077)				228,504

See Notes to Financial Statements.

PGIM Day One Underlying Funds	61

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS 28.1%
Federal Home Loan Banks	1.375%	09/28/20	120	$116,596
Federal Home Loan Banks	2.125	02/11/20	40	39,675
Federal Home Loan Mortgage Corp.	1.375	08/15/19	60	59,323
Federal Home Loan Mortgage Corp.	1.500	01/17/20	40	39,382
Federal Home Loan Mortgage Corp.	2.000	01/01/32	83	77,882
Federal Home Loan Mortgage Corp.	2.375	02/16/21	55	54,429
Federal Home Loan Mortgage Corp.	2.500	07/01/31	208	201,394
Federal Home Loan Mortgage Corp.	3.000	01/01/37	27	26,943
Federal Home Loan Mortgage Corp.	3.000	12/01/37	48	46,672
Federal Home Loan Mortgage Corp.	3.000	12/01/42	200	193,937
Federal Home Loan Mortgage Corp.	3.000	11/01/46	88	84,859
Federal Home Loan Mortgage Corp.	3.000	01/01/47	158	151,844
Federal Home Loan Mortgage Corp.	3.500	TBA	250	247,286
Federal Home Loan Mortgage Corp.	3.500	06/01/42	71	71,167
Federal Home Loan Mortgage Corp.	3.500	04/01/46	129	128,616
Federal Home Loan Mortgage Corp.	3.500	11/01/47	145	143,700
Federal Home Loan Mortgage Corp.	4.000	10/01/45	114	116,088
Federal Home Loan Mortgage Corp.	4.000	05/01/46	222	226,077
Federal Home Loan Mortgage Corp.	4.500	TBA	250	258,821
Federal National Mortgage Assoc.	1.875	09/24/26	140	127,217
Federal National Mortgage Assoc.	2.000	10/05/22	25	24,100
Federal National Mortgage Assoc.	2.375	01/19/23	25	24,429
Federal National Mortgage Assoc.	2.500	04/13/21	30	29,741
Federal National Mortgage Assoc.	2.500	09/01/46	84	78,403
Federal National Mortgage Assoc.	2.750	06/22/21	70	69,838
Federal National Mortgage Assoc.	3.000	01/01/30	261	260,089
Federal National Mortgage Assoc.	3.000	12/01/36	89	87,289
Federal National Mortgage Assoc.	3.000	10/01/42	32	31,044
Federal National Mortgage Assoc.	3.000	02/01/43	416	403,956
Federal National Mortgage Assoc.	3.000	04/01/43	138	133,697
Federal National Mortgage Assoc.	3.000	01/01/47	482	464,873
Federal National Mortgage Assoc.	3.500	TBA	250	251,924
Federal National Mortgage Assoc.	3.500	08/01/31	75	76,159
Federal National Mortgage Assoc.	3.500	12/01/32	99	99,623
Federal National Mortgage Assoc.	3.500	01/01/42	215	214,930
Federal National Mortgage Assoc.	3.500	03/01/42	203	202,544
Federal National Mortgage Assoc.	3.500	11/01/42	118	117,418
Federal National Mortgage Assoc.	3.500	08/01/43	165	164,709
Federal National Mortgage Assoc.	3.500	03/01/45	379	377,050
Federal National Mortgage Assoc.	3.500	01/01/46	84	83,488
Federal National Mortgage Assoc.	3.500	12/01/46	91	90,822
Federal National Mortgage Assoc.	3.500	01/01/47	172	170,622
Federal National Mortgage Assoc.	4.000	TBA	750	760,781

See Notes to Financial Statements.

62

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000%	01/01/41	343	$351,250
Federal National Mortgage Assoc.	4.000	04/01/41	186	189,921
Federal National Mortgage Assoc.	4.500	03/01/41	175	183,091
Federal National Mortgage Assoc.	4.500	02/01/44	197	205,631
Federal National Mortgage Assoc.	4.500	01/01/45	200	208,571
Federal National Mortgage Assoc.	5.000	11/01/35	213	227,298
Federal National Mortgage Assoc.	5.000	06/01/40	56	59,920
Federal National Mortgage Assoc.	5.000	03/01/42	105	112,003
Government National Mortgage Assoc.	2.500	12/20/46	44	41,733
Government National Mortgage Assoc.	3.000	01/20/43	197	193,965
Government National Mortgage Assoc.	3.000	04/20/45	120	117,523
Government National Mortgage Assoc.	3.000	07/20/46	214	209,360
Government National Mortgage Assoc.	3.000	09/20/46	214	209,361
Government National Mortgage Assoc.	3.000	11/20/46	149	145,485
Government National Mortgage Assoc.	3.500	12/20/42	391	394,684
Government National Mortgage Assoc.	3.500	01/20/44	131	132,161
Government National Mortgage Assoc.	3.500	04/20/45	89	89,552
Government National Mortgage Assoc.	3.500	07/20/46	331	331,277
Government National Mortgage Assoc.	4.000	12/20/45	235	242,551
Government National Mortgage Assoc.	4.000	10/20/46	15	15,488
Government National Mortgage Assoc.	4.000	03/20/47	160	164,423
Government National Mortgage Assoc.	4.500	04/20/41	40	42,003
Government National Mortgage Assoc.	4.500	12/20/44	93	97,368
Government National Mortgage Assoc.	4.500	11/20/46	63	67,066
Government National Mortgage Assoc.	4.500	01/20/47	19	20,286
Government National Mortgage Assoc.	5.000	04/20/45	65	69,149
Government National Mortgage Assoc.	5.500	12/15/33	25	27,524
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.250	03/15/20	80	79,396

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $11,083,712)				10,857,477

U.S. TREASURY OBLIGATIONS 39.4%
U.S. Treasury Bonds	2.750	08/15/47	115	107,615
U.S. Treasury Bonds	2.875	08/15/45	500	480,801
U.S. Treasury Bonds	2.875	11/15/46	245	235,248
U.S. Treasury Bonds	3.000	11/15/44	150	147,768
U.S. Treasury Bonds	3.000	05/15/45	990	975,150
U.S. Treasury Bonds	3.000	02/15/48	55	54,108
U.S. Treasury Bonds	3.625	08/15/43	415	454,214
U.S. Treasury Bonds	3.750	11/15/43	130	145,199
U.S. Treasury Notes	1.000	11/15/19	445	436,309
U.S. Treasury Notes	1.250	06/30/19	25	24,732
U.S. Treasury Notes	1.375	09/30/19	890	878,354

See Notes to Financial Statements.

PGIM Day One Underlying Funds	63

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	1.375%	08/31/20	940	$915,068
U.S. Treasury Notes	1.375	04/30/21	520	501,109
U.S. Treasury Notes	1.375	05/31/21	625	601,440
U.S. Treasury Notes	1.625	12/31/19	510	503,326
U.S. Treasury Notes	1.625	06/30/20	935	916,884
U.S. Treasury Notes	1.625	04/30/23	125	118,262
U.S. Treasury Notes	1.875	03/31/22	40	38,705
U.S. Treasury Notes	1.875	04/30/22	525	507,609
U.S. Treasury Notes	1.875	09/30/22	817	786,586
U.S. Treasury Notes	2.000	11/30/20	1,240	1,219,850
U.S. Treasury Notes	2.000	02/15/25	90	85,071
U.S. Treasury Notes	2.125	09/30/21	400	392,094
U.S. Treasury Notes	2.125	06/30/22	180	175,437
U.S. Treasury Notes	2.125	05/15/25	765	727,348
U.S. Treasury Notes	2.250	02/15/27	295	279,363
U.S. Treasury Notes	2.375	08/15/24	1,185	1,150,376
U.S. Treasury Notes	2.625	07/31/20	275	274,753
U.S. Treasury Notes	2.625	11/15/20	590	588,663
U.S. Treasury Notes	2.625	07/15/21	1,000	996,016
U.S. Treasury Notes	2.750	07/31/23	200	199,078
U.S. Treasury Notes	2.875	07/31/25	60	59,798
U.S. Treasury Notes	2.875	05/15/28	245	243,124

TOTAL U.S. TREASURY OBLIGATIONS (cost $15,452,460)				15,219,458

TOTAL LONG-TERM INVESTMENTS (cost $39,039,025)				38,258,330

			Shares

SHORT-TERM INVESTMENT 5.7%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,184,942)(w)			2,184,942	2,184,942

TOTAL INVESTMENTS 104.8% (cost $41,223,967)				40,443,272
Liabilities in excess of other assets (4.8)%				(1,851,458)

NET ASSETS 100.0%				$38,591,814

See the Glossary for abbreviations used in the annual report.

See Notes to Financial Statements.

64

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Security
Credit Card	$—	$100,278	$—
Commercial Mortgage-Backed Securities	—	1,659,574	—
Corporate Bonds	—	9,807,896	—
Municipal Bonds	—	385,143	—
Sovereign Bonds	—	228,504	—
U.S. Government Agency Obligations	—	10,857,477	—
U.S. Treasury Obligations	—	15,219,458	—
Affiliated Mutual Fund	2,184,942	—	—

Total	$2,184,942	$38,258,330	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2018 were as follows (unaudited):

U.S. Treasury Obligations	39.4%
U.S. Government Agency Obligations	28.1
Affiliated Mutual Fund	5.7
Banks	5.4
Commercial Mortgage-Backed Securities	4.3
Oil & Gas	1.7
Electric	1.6
Healthcare-Services	1.6
Pharmaceuticals	1.5%
Media	1.2
Software	1.1
Telecommunications	1.1
Municipal Bonds	1.0
Computers	0.8
Pipelines	0.7
Healthcare-Products	0.7

See Notes to Financial Statements.

PGIM Day One Underlying Funds	65

PGIM Core Conservative Bond Fund

Schedule of Investments (continued)

as of July 31, 2018

Industry Classification (continued):

Insurance	0.7%
Retail	0.6
Miscellaneous Manufacturing	0.6
Beverages	0.6
Aerospace & Defense	0.6
Sovereign Bonds	0.6
Chemicals	0.6
Biotechnology	0.5
Auto Manufacturers	0.5
Agriculture	0.5
Transportation	0.5
Diversified Financial Services	0.4
Real Estate Investment Trusts (REITs)	0.4
Forest Products & Paper	0.3
Credit Card	0.3
Machinery-Diversified	0.2
Foods	0.1
Gas	0.1

Mining	0.1%
Airlines	0.1
Machinery-Construction & Mining	0.1
Lodging	0.1
Oil & Gas Services	0.1
Commercial Services	0.1
Textiles	0.1
Semiconductors	0.1
Internet	0.0 *
Building Materials	0.0 *

104.8
Liabilities in excess of other assets	(4.8)

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

66

PGIM Core Conservative Bond Fund

Statement of Assets & Liabilities

as of July 31, 2018

Assets
Investments at value:
Unaffiliated investments (cost $39,039,025)	$38,258,330
Affiliated investments (cost $2,184,942)	2,184,942
Receivable for investments sold	2,123,810
Interest receivable	225,016
Receivable for Fund shares sold	73,879

Total Assets	42,865,977

Liabilities
Payable for investments purchased	4,178,833
Accrued expenses and other liabilities	80,902
Management fee payable	10,317
Shareholders’ reports payable	3,594
Payable for Fund shares reacquired	471
Affiliated transfer agent fee payable	46

Total Liabilities	4,274,163

Net Assets	$38,591,814

Net assets were comprised of:
Shares of beneficial interest, at par	$3,993
Paid-in capital in excess of par	39,778,806

39,782,799
Undistributed net investment income	2,355
Accumulated net realized loss on investment transactions	(412,645)
Net unrealized depreciation on investments	(780,695)

Net assets, July 31, 2018	$38,591,814

Class R6
Net asset value, offering price and redemption price per share, ($38,591,814 ÷ 3,992,964 shares of beneficial interest issued and outstanding)	$9.66

See Notes to Financial Statements.

PGIM Day One Underlying Funds	67

PGIM Core Conservative Bond Fund

Statement of Operations

Year Ended July 31, 2018

Net Investment Income (Loss)
Income
Interest income	$883,760
Affiliated dividend income	21,414

Total income	905,174

Expenses
Management fee	93,791
Custodian and accounting fees	61,150
Audit fee	55,550
Legal fees and expenses	19,599
Shareholders’ reports	14,491
Trustees’ fees	12,393
Transfer agent’s fees and expenses (including affiliated expense of $ 281)	365
Registration fees	63
Miscellaneous	13,386

Total expenses	270,788
Less: Fee waiver and/or expense reimbursement	(97,101)

Net expenses	173,687

Net investment income (loss)	731,487

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	(160,312)
Net change in unrealized appreciation (depreciation) on investments	(1,017,783)

Net gain (loss) on investment transactions	(1,178,095)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(446,608)

See Notes to Financial Statements.

68

PGIM Core Conservative Bond Fund

Statements of Changes in Net Assets

	Year Ended July 31, 2018	November 15, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$731,487	$314,116
Net realized gain (loss) on investment transactions	(160,312)	(76,821)
Net change in unrealized appreciation (depreciation) on investments	(1,017,783)	237,088

Net increase (decrease) in net assets resulting from operations	(446,608)	474,383

Dividends from net investment income
Class R6	(853,604)	(365,156)

Fund share transactions
Net proceeds from shares sold	10,806,386	31,148,943
Net asset value of shares issued in reinvestment of dividends	853,603	365,155
Cost of shares reacquired	(3,125,416)	(265,872)

Net increase (decrease) in net assets from Fund share transactions	8,534,573	31,248,226

Total increase (decrease)	7,234,361	31,357,453

Net Assets:
Beginning of period	31,357,453	—

End of period(a)	$38,591,814	$31,357,453

(a) Includes undistributed/(distributions in excess of) net investment income of:	$2,355	$1,844

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Day One Underlying Funds	69

PGIM TIPS Fund

Schedule of Investments

as of July 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 98.8%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/20	1,360	$1,438,500
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/21	1,205	1,250,911
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/22	1,560	1,690,880
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/22	825	829,738
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/23	1,905	2,013,133
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	1,520	1,555,801
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	745	745,307
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	04/15/23	275	275,689
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/24	1,175	1,253,899
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	1,160	1,208,904
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	45	45,897
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	140	149,906
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	795	811,253
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	90	92,293
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	350	376,752
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	295	305,733
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/21	575	665,057
U.S. Treasury Inflation Indexed Bonds, TIPS	1.250	07/15/20	160	186,501
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	01/15/20	370	433,056
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	815	967,272
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/28	355	459,967
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000	01/15/26	710	974,950
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	165	237,764
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	140	200,608
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/25	1,190	1,742,693
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	400	560,703
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500	01/15/29	625	849,795
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625	04/15/28	520	1,013,983
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875	04/15/29	535	1,065,391

TOTAL LONG-TERM INVESTMENTS (cost $23,760,103)				23,402,336

See Notes to Financial Statements.

70

Description	Shares	Value
SHORT-TERM INVESTMENT 1.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $300,948)(w)	300,948	$300,948

TOTAL INVESTMENTS 100.0% (cost $24,061,051)		23,703,284
Liabilities in excess of other assets (0.0)%		(10,666)

NET ASSETS 100.0%		$23,692,618

See the Glossary for abbreviations used in the annual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Treasury Obligations	$—	$23,402,336	$—
Affiliated Mutual Fund	300,948	—	—

Total	$300,948	$23,402,336	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

PGIM Day One Underlying Funds	71

PGIM TIPS Fund

Schedule of Investments (continued)

as of July 31, 2018

Sector Allocations:

The sector allocations of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2018 were as follows (unaudited):

U.S. Treasury Obligations	98.8%
Affiliated Mutual Fund	1.2

100.0
Liabilities in excess of other assets	— *

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

72

PGIM TIPS Fund

Statement of Assets & Liabilities

as of July 31, 2018

Assets
Investments at value:
Unaffiliated investments (cost $23,760,103)	$23,402,336
Affiliated investments (cost $300,948)	300,948
Receivable for investments sold	327,991
Receivable for Fund shares sold	245,395
Dividends and interest receivable	42,257
Due from Manager	7,605

Total Assets	24,326,532

Liabilities
Payable for investments purchased	578,640
Audit fee payable	32,320
Accrued expenses and other liabilities	18,458
Shareholders’ reports payable	3,615
Payable for Fund shares reacquired	839
Affiliated transfer agent fee payable	42

Total Liabilities	633,914

Net Assets	$23,692,618

Net assets were comprised of:
Shares of beneficial interest, at par	$2,465
Paid-in capital in excess of par	24,310,240

24,312,705
Undistributed net investment income	11,790
Accumulated net realized loss on investment transactions	(274,457)
Net unrealized depreciation on investments and foreign currencies	(357,420)

Net assets, July 31, 2018	$23,692,618

Class R6
Net asset value, offering price and redemption price per share, ($23,692,618 ÷ 2,464,862 shares of beneficial interest issued and outstanding)	$9.61

See Notes to Financial Statements.

PGIM Day One Underlying Funds	73

PGIM TIPS Fund

Statement of Operations

Year Ended July 31, 2018

Net Investment Income (Loss)
Income
Interest income	$641,533
Affiliated dividend income	1,922

Total income	643,455

Expenses
Management fee	45,806
Custodian and accounting fees	50,056
Audit fee	32,320
Legal fees and expenses	19,553
Shareholders’ reports	14,565
Trustees’ fees	12,233
Commitment fee on syndicated credit agreement	2,136
Insurance expenses	1,000
Transfer agent’s fees and expenses (including affiliated expense of $271)	352
Registration fees	63
Miscellaneous	8,848

Total expenses	186,932
Less: Fee waiver and/or expense reimbursement	(107,153)

Net expenses	79,779

Net investment income (loss)	563,676

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on investment transactions	(98,092)

Net change in unrealized appreciation (depreciation) on:
Investments	(370,556)
Foreign currencies	347

(370,209)

Net gain (loss) on investment and foreign currency transactions	(468,301)

Net Increase (Decrease) In Net Assets Resulting From Operations	$95,375

See Notes to Financial Statements.

74

PGIM TIPS Fund

Statements of Changes in Net Assets

	Year Ended July 31, 2018	November 15, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$563,676	$81,759
Net realized gain (loss) on investment transactions	(98,092)	(6,674)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(370,209)	12,789

Net increase (decrease) in net assets resulting from operations	95,375	87,874

Dividends from net investment income
Class R6	(687,732)	(115,604)

Fund share transactions
Net proceeds from shares sold	18,258,971	16,410,866
Net asset value of shares issued in reinvestment of dividends	687,633	115,603
Cost of shares reacquired	(10,672,380)	(487,988)

Net increase (decrease) in net assets from Fund share transactions	8,274,224	16,038,481

Total increase (decrease)	7,681,867	16,010,751

Net Assets:
Beginning of period	16,010,751	—

End of period(a)	$23,692,618	$16,010,751

(a) Includes undistributed/(distributions in excess of) net investment income of:	$11,790	$3,506

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Day One Underlying Funds	75

PGIM QMA Commodity Strategies Fund

Consolidated Schedule of Investments

as of July 31, 2018

Description				Shares	Value
SHORT-TERM INVESTMENTS 100.9%

UNAFFILIATED FUND 36.7%
Dreyfus Treasury Securities Cash Management(bb) (cost $6,681,827)				6,681,827	$6,681,827

	Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) 64.2%
U.S. Treasury Bills	1.875%	09/20/18	(bb)(k)	308	307,490
U.S. Treasury Bills	1.887	09/20/18	(bb)(k)	692	689,882
U.S. Treasury Bills	1.887	09/20/18		2,929	2,921,401
U.S. Treasury Bills	1.892	09/20/18	(bb)(k)	1,200	1,196,846
U.S. Treasury Bills	2.017	09/20/18		6,571	6,553,628

TOTAL U.S. TREASURY OBLIGATIONS (cost $11,667,614)					11,669,247

TOTAL INVESTMENTS 100.9% (cost $18,349,441)					18,351,074
Liabilities in excess of other assets(z) (0.9)%					(163,949)

NET ASSETS 100.0%					$18,187,125

See the Glossary for abbreviations used in the annual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Commodity futures contracts outstanding at July 31, 2018(1):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
	Long Positions:
21	Brent Crude	Oct. 2018	$1,558,410	$1,550
6	Coffee ‘C’	Sep. 2018	247,275	(20,100)
17	Copper	Sep. 2018	1,203,387	(88,188)
62	Corn	Sep. 2018	1,153,975	29,763
7	Cotton No. 2	Dec. 2018	313,565	12,105
11	Gasoline RBOB	Sep. 2018	961,191	2,726

See Notes to Financial Statements.

76

Commodity futures contracts outstanding at July 31, 2018(1) (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
	Long Positions (cont’d):
18	Gold 100 OZ	Oct. 2018	$2,211,300	$(1,800)
10	Hard Red Winter Wheat	Sep. 2018	278,250	21,475
24	Lean Hogs	Oct. 2018	486,960	(2,440)
17	Live Cattle	Oct. 2018	743,240	(1,660)
7	LME Nickel	Aug. 2018	586,026	1,003
7	LME Nickel	Sep. 2018	587,475	5,643
4	LME Nickel	Dec. 2018	338,016	25,677
10	LME PRI Aluminum	Aug. 2018	516,812	(8,003)
13	LME PRI Aluminum	Sep. 2018	674,619	(4,016)
7	LME PRI Aluminum	Dec. 2018	365,487	(10,385)
5	LME Zinc	Aug. 2018	329,500	(2,794)
5	LME Zinc	Sep. 2018	329,125	5,625
2	LME Zinc	Oct. 2018	131,288	(28,704)
3	LME Zinc	Dec. 2018	196,425	(55,015)
58	Natural Gas	Sep. 2018	1,613,560	48,120
15	No. 2 Soft Red Winter Wheat	Sep. 2018	415,312	39,475
9	NY Harbor ULSD	Sep. 2018	807,937	(3,952)
7	Silver	Sep. 2018	544,565	(30,835)
16	Soybean	Sep. 2018	727,000	36,200
17	Soybean Meal	Sep. 2018	577,830	20,060
12	Soybean Oil	Sep. 2018	208,008	2,952
30	Sugar #11 (World)	Oct. 2018	354,480	(48,406)
24	WTI Crude	Sep. 2018	1,650,240	(93,210)

				(147,134)

	Short Positions:
7	LME Nickel	Aug. 2018	586,026	(13,323)
4	LME Nickel	Dec. 2018	338,016	(13,149)
10	LME PRI Aluminum	Aug. 2018	516,812	(625)
2	LME PRI Aluminum	Sep. 2018	103,788	4,019
7	LME PRI Aluminum	Dec. 2018	365,488	368
5	LME Zinc	Aug. 2018	329,500	(5,531)
2	LME Zinc	Oct. 2018	131,288	37,262
3	LME Zinc	Dec. 2018	196,425	49,125

				58,146

				$(88,988)

Securities with a market value of $1,196,846 have been segregated with Morgan Stanley to cover requirements for open futures contracts at July 31, 2018.

See Notes to Financial Statements.

PGIM Day One Underlying Funds	77

PGIM QMA Commodity Strategies Fund

Consolidated Schedule of Investments (continued)

as of July 31, 2018

(1)	Represents positions held in the Cayman Subsidiary.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Unaffiliated Fund	$6,681,827	$—	$—
U.S. Treasury Obligations	—	11,669,247	—
Other Financial Instruments*
Commodity Futures Contracts	(88,988)	—	—

Total	$6,592,839	$11,669,247	$—

*

Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Sector Allocation:

The sector allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2018 were as follows (unaudited):

U.S. Treasury Obligations	64.2%
Unaffiliated Fund	36.7

100.9
Liabilities in excess of other assets	(0.9)

100.0%

Effects of Derivative Instruments on the Consolidated Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is commodity contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

78

Fair values of derivative instruments as of July 31, 2018 as presented in the Consolidated Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity contracts	Due from/to broker—variation margin futures	$343,148	*	Due from/to broker—variation margin futures	$432,136	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

The effects of derivative instruments on the Consolidated Statement of Operations for the year ended July 31, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$781,968

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$(455,138)

For the year ended July 31, 2018, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$ 18,064,795	$ 2,032,619

(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Day One Underlying Funds	79

PGIM QMA Commodity Strategies Fund

Consolidated Statement of Assets & Liabilities

as of July 31, 2018

Assets
Unaffiliated investments (cost $18,349,441)	$18,351,074
Cash	105,477
Due from Manager	21,546
Interest receivable	9,511
Receivable for Fund shares sold	9,070

Total Assets	18,496,678

Liabilities
Payable for Fund shares reacquired	171,055
Due to broker—variation margin futures	38,893
Custodian and accounting fees payable	34,170
Audit fee payable	28,280
Legal fees and expenses payable	19,389
Deposit due to broker—futures	12,433
Accrued expenses and other liabilities	5,279
Affiliated transfer agent fee payable	54

Total Liabilities	309,553

Net Assets	$18,187,125

Net assets were comprised of:
Shares of beneficial interest, at par	$1,764
Paid-in capital in excess of par	17,779,877

17,781,641
Undistributed net investment income	416,673
Accumulated net realized gain on investment transactions	76,166
Net unrealized depreciation on investments	(87,355)

Net assets, July 31, 2018	$18,187,125

Class R6
Net asset value, offering price and redemption price per share, ($18,187,125 ÷ 1,764,208 shares of beneficial interest issued and outstanding)	$10.31

See Notes to Financial Statements.

80

PGIM QMA Commodity Strategies Fund

Consolidated Statement of Operations

Year Ended July 31, 2018

Net Investment Income (Loss)
Income
Interest income	$163,020
Unaffiliated dividend income	52,626

Total income	215,646

Expenses
Management fee	100,993
Custodian and accounting fees	64,759
Legal fees and expenses	45,614
Audit fee	28,280
Offering expenses	23,090
Shareholders’ reports	15,779
Trustees’ fees	12,187
Transfer agent’s fees and expenses (including affiliated expense of $ 332)	430
Registration fees	63
Miscellaneous	11,558

Total expenses	302,753
Less: Fee waiver and/or expense reimbursement	(153,560)

Net expenses	149,193

Net investment income (loss)	66,453

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on futures transactions	781,968

Net change in unrealized appreciation (depreciation) on:
Investments	1,653
Futures	(455,138)

(453,485)

Net gain (loss) on investment transactions	328,483

Net Increase (Decrease) In Net Assets Resulting From Operations	$394,936

See Notes to Financial Statements.

PGIM Day One Underlying Funds	81

PGIM QMA Commodity Strategies Fund

Consolidated Statements of Changes in Net Assets

	Year Ended July 31, 2018	November 15, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$66,453	$(51,140)
Net realized gain (loss) on investment transactions	781,968	(82,421)
Net change in unrealized appreciation (depreciation) on investments	(453,485)	366,130

Net increase (decrease) in net assets resulting from operations	394,936	232,569

Dividends from net investment income
Class R6	(222,021)	—

Fund share transactions
Net proceeds from shares sold	6,137,208	13,792,034
Net asset value of shares issued in reinvestment of dividends and distributions	222,021	—
Cost of shares reacquired	(2,156,323)	(213,299)

Net increase (decrease) in net assets from Fund share transactions	4,202,906	13,578,735

Total increase (decrease)	4,375,821	13,811,304

Net Assets:
Beginning of period	13,811,304	—

End of period(a)	$18,187,125	$13,811,304

(a) Includes undistributed/(distributions in excess of) net investment income of:	$416,673	$177,975

*	Commencement of operations.

See Notes to Financial Statements.

82

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments

as of July 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 99.3%

COMMON STOCKS 97.1%

Aerospace & Defense 1.5%
Curtiss-Wright Corp.	650	$86,469
Esterline Technologies Corp.*	470	40,091
Teledyne Technologies, Inc.*	230	50,467

		177,027

Airlines 0.3%
JetBlue Airways Corp.*	1,900	34,200

Auto Components 0.4%
Dana, Inc.	600	12,810
Delphi Technologies PLC	900	40,653

		53,463

Automobiles 0.5%
Thor Industries, Inc.	650	61,653

Banks 7.4%
Associated Banc-Corp.	1,400	37,800
BankUnited, Inc.	900	34,974
Cathay General Bancorp	200	8,318
Cullen/Frost Bankers, Inc.	30	3,315
East West Bancorp, Inc.	1,490	96,463
Financial Institutions, Inc.	190	6,023
First BanCorp. (Puerto Rico)*	1,000	8,220
First Horizon National Corp.	2,100	37,569
Fulton Financial Corp.	900	15,615
Hancock Whitney Corp.	1,410	70,852
Hilltop Holdings, Inc.	600	12,480
International Bancshares Corp.	1,060	47,117
PacWest Bancorp	1,330	66,793
Shore Bancshares, Inc.	600	11,592
Signature Bank	330	36,204
Synovus Financial Corp.	2,010	99,334
TCF Financial Corp.	2,600	65,286
Texas Capital Bancshares, Inc.*	800	72,640
UMB Financial Corp.	570	40,977
Umpqua Holdings Corp.	1,600	34,080
Wintrust Financial Corp.	1,040	91,239

		896,891

See Notes to Financial Statements.

PGIM Day One Underlying Funds	83

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Beverages 0.3%
Boston Beer Co., Inc. (The) (Class A Stock)*	150	$41,243

Biotechnology 0.9%
Genomic Health, Inc.*	400	21,472
United Therapeutics Corp.*	720	88,495

		109,967

Building Products 0.1%
Universal Forest Products, Inc.	300	11,052

Capital Markets 2.2%
Evercore, Inc. (Class A Stock)	800	90,400
Federated Investors, Inc.	900	21,780
Interactive Brokers Group, Inc. (Class A Stock)	860	51,479
Investment Technology Group, Inc.	200	4,430
Janus Henderson Group PLC (United Kingdom)	2,300	74,865
Stifel Financial Corp.	460	25,360

		268,314

Chemicals 2.4%
Chemours Co. (The)	2,490	114,067
Minerals Technologies, Inc.	150	11,340
Olin Corp.	3,160	93,251
PolyOne Corp.	1,580	70,863

		289,521

Commercial Services & Supplies 1.3%
ACCO Brands Corp.	400	5,120
Copart, Inc.*	300	17,217
Deluxe Corp.	320	18,858
Herman Miller, Inc.	1,650	62,453
McGrath RentCorp	80	4,750
Pitney Bowes, Inc.	5,600	48,888

		157,286

Communications Equipment 1.3%
ARRIS International PLC*	3,000	75,780

See Notes to Financial Statements.

84

Description	Shares	Value
COMMON STOCKS (Continued)

Communications Equipment (cont’d.)
Lumentum Holdings, Inc.*	250	$13,062
Plantronics, Inc.	1,050	72,093

		160,935

Construction & Engineering 1.3%
EMCOR Group, Inc.	1,150	88,493
KBR, Inc.	3,300	65,934

		154,427

Consumer Finance 0.6%
Navient Corp.	3,500	46,235
SLM Corp.*	2,600	29,354

		75,589

Containers & Packaging 1.4%
Greif, Inc. (Class A Stock)	830	45,194
Owens-Illinois, Inc.*	2,800	52,304
Sonoco Products Co.	1,220	68,100

		165,598

Diversified Consumer Services 1.2%
Grand Canyon Education, Inc.*	370	43,116
Service Corp. International	2,730	107,426

		150,542

Diversified Financial Services 0.1%
Marlin Business Services Corp.	500	15,400

Electric Utilities 0.7%
Hawaiian Electric Industries, Inc.	1,740	61,196
PNM Resources, Inc.	600	23,610

		84,806

Electrical Equipment 2.0%
Acuity Brands, Inc.	270	37,538
EnerSys	1,020	83,711

See Notes to Financial Statements.

PGIM Day One Underlying Funds	85

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Electrical Equipment (cont’d.)
Hubbell, Inc.	250	$30,813
Regal Beloit Corp.	1,000	85,950

		238,012

Electronic Equipment, Instruments & Components 5.0%
Arrow Electronics, Inc.*	1,360	103,142
Avnet, Inc.	1,750	76,738
Jabil, Inc.	3,200	90,144
Keysight Technologies, Inc.*	890	51,620
SYNNEX Corp.	600	57,882
Tech Data Corp.*	810	67,562
Trimble, Inc.*	1,520	53,656
Vishay Intertechnology, Inc.	300	7,500
Zebra Technologies Corp. (Class A Stock)*	750	103,447

		611,691

Energy Equipment & Services 1.4%
Archrock, Inc.	2,700	36,855
Bristow Group, Inc.*	500	6,990
Core Laboratories NV	140	15,697
Exterran Corp.*	200	5,544
Matrix Service Co.*	1,100	21,945
SEACOR Holdings, Inc.*	180	9,498
Superior Energy Services, Inc.*	7,700	75,768

		172,297

Equity Real Estate Investment Trusts (REITs) 8.0%
American Campus Communities, Inc.	800	33,000
Apple Hospitality REIT, Inc.	400	7,196
Brixmor Property Group, Inc.	1,600	28,304
Camden Property Trust, REIT	1,100	101,849
Chesapeake Lodging Trust	300	9,606
CoreCivic, Inc.	3,500	89,740
Franklin Street Properties Corp.	500	4,405
Gaming and Leisure Properties, Inc.	1,600	58,112
GEO Group, Inc. (The)	3,130	81,004
Hospitality Properties Trust	1,840	52,017
LaSalle Hotel Properties	2,400	83,208
Liberty Property Trust	2,060	88,292
Mack-Cali Realty Corp.	2,800	54,516
PotlatchDeltic Corp.	1,410	65,917

See Notes to Financial Statements.

86

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Rayonier, Inc.	2,300	$80,523
Ryman Hospitality Properties, Inc.	370	31,454
Senior Housing Properties Trust	5,100	90,984
Xenia Hotels & Resorts, Inc.	600	14,634

		974,761

Food Products 1.8%
Flowers Foods, Inc.	2,400	48,960
Ingredion, Inc.	540	54,702
Lamb Weston Holdings, Inc.	1,670	117,351

		221,013

Gas Utilities 1.4%
National Fuel Gas Co.	470	25,239
Southwest Gas Holdings, Inc.	310	24,242
UGI Corp.	2,210	117,439

		166,920

Health Care Equipment & Supplies 4.6%
Cantel Medical Corp.	260	24,105
CONMED Corp.	30	2,220
Globus Medical, Inc. (Class A Stock)*	1,200	61,776
Hill-Rom Holdings, Inc.	1,070	100,794
ICU Medical, Inc.*	160	45,888
Integer Holdings Corp.*	190	13,575
Masimo Corp.*	930	92,461
STERIS PLC	1,080	123,628
Teleflex, Inc.	340	92,721

		557,168

Health Care Providers & Services 2.6%
Encompass Health Corp.	830	62,773
LifePoint Health, Inc.*	100	6,480
MEDNAX, Inc.*	1,220	52,204
Tenet Healthcare Corp.*	2,300	86,549
WellCare Health Plans, Inc.*	400	106,968

		314,974

See Notes to Financial Statements.

PGIM Day One Underlying Funds	87

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 2.7%
Bloomin’ Brands, Inc.	3,000	$58,020
Boyd Gaming Corp.	600	22,410
Brinker International, Inc.	1,600	75,472
Churchill Downs, Inc.	70	20,016
International Speedway Corp. (Class A Stock)	100	4,330
Jack in the Box, Inc.	780	65,707
Texas Roadhouse, Inc.	1,340	84,206

		330,161

Household Durables 1.9%
KB Home	400	9,500
Meritage Homes Corp.*	100	4,315
NVR, Inc.*	43	118,656
Toll Brothers, Inc.	1,390	49,011
TRI Pointe Group, Inc.*	3,400	48,178

		229,660

Independent Power & Renewable Electricity Producers 0.7%
AES Corp.	2,200	29,392
NRG Energy, Inc.	1,700	53,839

		83,231

Industrial Conglomerates 0.2%
Carlisle Cos., Inc.	160	19,654

Insurance 4.6%
Alleghany Corp.	41	25,800
American Financial Group, Inc.	940	105,929
CNO Financial Group, Inc.	3,400	69,190
First American Financial Corp.	1,830	102,480
Genworth Financial, Inc. (Class A Stock)*	6,300	28,980
Hanover Insurance Group, Inc. (The)	750	94,065
National General Holdings Corp.	1,000	27,580
Old Republic International Corp.	4,400	93,764
Reinsurance Group of America, Inc.	130	18,395

		566,183

Internet Software & Services 0.7%
LogMeIn, Inc.	890	72,135

See Notes to Financial Statements.

88

Description	Shares	Value
COMMON STOCKS (Continued)

Internet Software & Services (cont’d.)
XO Group, Inc.*	400	$11,272
Yelp, Inc.*	100	3,688

		87,095

IT Services 2.6%
Booz Allen Hamilton Holding Corp.	200	9,454
CoreLogic, Inc.*	1,100	53,570
Leidos Holdings, Inc.	1,450	99,209
MAXIMUS, Inc.	1,190	77,124
Science Applications International Corp.	920	77,620

		316,977

Leisure Products 0.8%
Brunswick Corp.	1,460	93,878
Vista Outdoor, Inc.*	600	9,744

		103,622

Life Sciences Tools & Services 1.8%
Bio-Rad Laboratories, Inc. (Class A Stock)*	300	91,995
Bio-Techne Corp.	190	30,522
Charles River Laboratories International, Inc.*	790	98,197

		220,714

Machinery 4.5%
AGCO Corp.	1,250	78,775
Crane Co.	830	75,173
Global Brass & Copper Holdings, Inc.	230	7,579
IDEX Corp.	600	92,148
ITT, Inc.	460	26,068
Lincoln Electric Holdings, Inc.	380	35,697
Oshkosh Corp.	950	71,487
Timken Co. (The)	1,820	89,635
Toro Co. (The)	1,100	66,209

		542,771

See Notes to Financial Statements.

PGIM Day One Underlying Funds	89

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Media 0.9%
John Wiley & Sons, Inc. (Class A Stock)	570	$35,996
TEGNA, Inc.	7,000	77,210

		113,206

Metals & Mining 3.0%
Commercial Metals Co.	1,400	31,276
Reliance Steel & Aluminum Co.	1,080	97,416
Royal Gold, Inc.	290	24,537
Steel Dynamics, Inc.	2,800	131,852
United States Steel Corp.	2,300	83,789

		368,870

Mortgage Real Estate Investment Trusts (REITs) 0.5%
Ladder Capital Corp.	2,300	36,777
Western Asset Mortgage Capital Corp.	2,600	28,782

		65,559

Multiline Retail 0.9%
Macy’s, Inc.	1,700	67,541
Ollie’s Bargain Outlet Holdings, Inc.*	630	43,785

		111,326

Multi-Utilities 1.0%
MDU Resources Group, Inc.	3,300	95,700
NorthWestern Corp.	460	27,292

		122,992

Oil, Gas & Consumable Fuels 3.9%
CNX Resources Corp.*	4,800	78,144
Energen Corp.*	1,430	106,077
HollyFrontier Corp.	1,230	91,733
Murphy Oil Corp.	2,900	96,454
Panhandle Oil and Gas, Inc. (Class A Stock)	400	8,160
Range Resources Corp.	1,900	29,317
World Fuel Services Corp.	2,490	69,297

		479,182

See Notes to Financial Statements.

90

Description	Shares	Value
COMMON STOCKS (Continued)

Paper & Forest Products 0.5%
Louisiana-Pacific Corp.	2,100	$56,532

Personal Products 0.8%
Avon Products, Inc. (United Kingdom)*	700	1,113
Herbalife Nutrition Ltd.*	100	5,163
Nu Skin Enterprises, Inc. (Class A Stock)	1,180	85,963

		92,239

Pharmaceuticals 0.1%
Mallinckrodt PLC*	770	18,057

Professional Services 0.9%
Dun & Bradstreet Corp. (The)	40	5,036
ManpowerGroup, Inc.	1,070	99,788

		104,824

Real Estate Management & Development 0.9%
Jones Lang LaSalle, Inc.	570	97,476
RMR Group, Inc. (The) (Class A Stock)	200	17,360

		114,836

Road & Rail 1.6%
Landstar System, Inc.	90	10,003
Old Dominion Freight Line, Inc.	750	110,100
Ryder System, Inc.	1,020	79,866

		199,969

Semiconductors & Semiconductor Equipment 2.4%
Cypress Semiconductor Corp.	5,900	105,079
First Solar, Inc.*	240	12,564
MKS Instruments, Inc.	940	88,642
Versum Materials, Inc.	2,160	83,268

		289,553

Software 3.5%
CDK Global, Inc.	830	51,834
CommVault Systems, Inc.*	220	14,278
Fair Isaac Corp.*	290	58,423
Fortinet, Inc.*	1,980	124,562

See Notes to Financial Statements.

PGIM Day One Underlying Funds	91

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Software (cont’d.)
PTC, Inc.*	630	$57,903
Tyler Technologies, Inc.*	250	56,247
Ultimate Software Group, Inc. (The)*	240	66,454

		429,701

Specialty Retail 2.9%
AutoNation, Inc.*	1,660	80,560
Dick’s Sporting Goods, Inc.	2,300	78,522
Five Below, Inc.*	30	2,915
Michaels Cos., Inc. The*	3,800	77,558
Murphy USA, Inc.*	470	37,243
Signet Jewelers Ltd.	1,010	58,317
Urban Outfitters, Inc.*	300	13,320

		348,435

Technology Hardware, Storage & Peripherals 0.4%
NCR Corp.*	1,600	44,672

Textiles, Apparel & Luxury Goods 0.5%
Carter’s, Inc.	100	10,483
Skechers U.S.A., Inc. (Class A Stock)*	1,720	47,678

		58,161

Trading Companies & Distributors 0.7%
MSC Industrial Direct Co., Inc. (Class A Stock)	640	54,163
WESCO International, Inc.*	520	31,720

		85,883

Wireless Telecommunication Services 0.5%
Telephone & Data Systems, Inc.	2,500	63,125

TOTAL COMMON STOCKS (cost $10,911,974)		11,831,940

See Notes to Financial Statements.

92

Description	Shares	Value
EXCHANGE TRADED FUND 2.2%
iShares Core S&P Mid-Cap ETF (cost $236,207)	1,320	$261,492

TOTAL LONG-TERM INVESTMENTS (cost $11,148,181)		12,093,432

SHORT-TERM INVESTMENT 0.7%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $82,959)(w)	82,959	82,959

TOTAL INVESTMENTS 100.0% (cost $11,231,140)		12,176,391
Other assets in excess of liabilities 0.0%		5,174

NET ASSETS 100.0%		$12,181,565

See the Glossary for abbreviations used in the annual report.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$177,027	$—	$—
Airlines	34,200	—	—
Auto Components	53,463	—	—
Automobiles	61,653	—	—
Banks	896,891	—	—
Beverages	41,243	—	—
Biotechnology	109,967	—	—
Building Products	11,052	—	—

See Notes to Financial Statements.

PGIM Day One Underlying Funds	93

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2018

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Capital Markets	$268,314	$—	$—
Chemicals	289,521	—	—
Commercial Services & Supplies	157,286	—	—
Communications Equipment	160,935	—	—
Construction & Engineering	154,427	—	—
Consumer Finance	75,589	—	—
Containers & Packaging	165,598	—	—
Diversified Consumer Services	150,542	—	—
Diversified Financial Services	15,400	—	—
Electric Utilities	84,806	—	—
Electrical Equipment	238,012	—	—
Electronic Equipment, Instruments & Components	611,691	—	—
Energy Equipment & Services	172,297	—	—
Equity Real Estate Investment Trusts (REITs)	974,761	—	—
Food Products	221,013	—	—
Gas Utilities	166,920	—	—
Health Care Equipment & Supplies	557,168	—	—
Health Care Providers & Services	314,974	—	—
Hotels, Restaurants & Leisure	330,161	—	—
Household Durables	229,660	—	—
Independent Power & Renewable Electricity Producers	83,231	—	—
Industrial Conglomerates	19,654	—	—
Insurance	566,183	—	—
Internet Software & Services	87,095	—	—
IT Services	316,977	—	—
Leisure Products	103,622	—	—
Life Sciences Tools & Services	220,714	—	—
Machinery	542,771	—	—
Media	113,206	—	—
Metals & Mining	368,870	—	—
Mortgage Real Estate Investment Trusts (REITs)	65,559	—	—
Multiline Retail	111,326	—	—
Multi-Utilities	122,992	—	—
Oil, Gas & Consumable Fuels	479,182	—	—
Paper & Forest Products	56,532	—	—
Personal Products	92,239	—	—
Pharmaceuticals	18,057	—	—
Professional Services	104,824	—	—
Real Estate Management & Development	114,836	—	—
Road & Rail	199,969	—	—
Semiconductors & Semiconductor Equipment	289,553	—	—
Software	429,701	—	—
Specialty Retail	348,435	—	—
Technology Hardware, Storage & Peripherals	44,672	—	—
Textiles, Apparel & Luxury Goods	58,161	—	—

See Notes to Financial Statements.

94

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Trading Companies & Distributors	$85,883	$—	$—
Wireless Telecommunication Services	63,125	—	—
Exchange Traded Fund	261,492	—	—
Affiliated Mutual Fund	82,959	—	—

Total	$12,176,391	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2018 were as follows (unaudited):

Equity Real Estate Investment Trusts (REITs)	8.0%
Banks	7.4
Electronic Equipment, Instruments & Components	5.0
Insurance	4.6
Health Care Equipment & Supplies	4.6
Machinery	4.5
Oil, Gas & Consumable Fuels	3.9
Software	3.5
Metals & Mining	3.0
Specialty Retail	2.9
Hotels, Restaurants & Leisure	2.7
IT Services	2.6
Health Care Providers & Services	2.6
Semiconductors & Semiconductor Equipment	2.4
Chemicals	2.4
Capital Markets	2.2
Exchange Traded Fund	2.2
Electrical Equipment	2.0
Household Durables	1.9
Food Products	1.8
Life Sciences Tools & Services	1.8
Road & Rail	1.6
Aerospace & Defense	1.5
Energy Equipment & Services	1.4
Gas Utilities	1.4
Containers & Packaging	1.4
Communications Equipment	1.3
Commercial Services & Supplies	1.3
Construction & Engineering	1.3
Diversified Consumer Services	1.2%
Multi-Utilities	1.0
Real Estate Management & Development	0.9
Media	0.9
Multiline Retail	0.9
Biotechnology	0.9
Professional Services	0.9
Leisure Products	0.8
Personal Products	0.8
Internet Software & Services	0.7
Trading Companies & Distributors	0.7
Electric Utilities	0.7
Independent Power & Renewable Electricity Producers	0.7
Affiliated Mutual Fund	0.7
Consumer Finance	0.6
Mortgage Real Estate Investment Trusts (REITs)	0.5
Wireless Telecommunication Services	0.5
Automobiles	0.5
Textiles, Apparel & Luxury Goods	0.5
Paper & Forest Products	0.5
Auto Components	0.4
Technology Hardware, Storage & Peripherals	0.4
Beverages	0.3
Airlines	0.3
Industrial Conglomerates	0.2
Pharmaceuticals	0.1
Diversified Financial Services	0.1

See Notes to Financial Statements.

PGIM Day One Underlying Funds	95

PGIM QMA Mid-Cap Core Equity Fund

Schedule of Investments (continued)

as of July 31, 2018

Industry Classification (continued):

Building Products	0.1%
100.0
Other assets in excess of liabilities	— *

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

96

PGIM QMA Mid-Cap Core Equity Fund

Statement of Assets & Liabilities

as of July 31, 2018

Assets
Investments at value:
Unaffiliated investments (cost $11,148,181)	$12,093,432
Affiliated investments (cost $82,959)	82,959
Receivable for Fund shares sold	63,201
Due from Manager	4,152
Dividends receivable	3,738

Total Assets	12,247,482

Liabilities
Audit fee payable	24,240
Payable for investments purchased	17,785
Custodian and accounting fees payable	11,934
Legal fees and expenses payable	4,931
Shareholders’ reports payable	3,614
Accrued expenses and other liabilities	2,424
Payable for Fund shares reacquired	935
Affiliated transfer agent fee payable	54

Total Liabilities	65,917

Net Assets	$12,181,565

Net assets were comprised of:
Shares of beneficial interest, at par	$1,009
Paid-in capital in excess of par	10,769,201

10,770,210
Undistributed net investment income	39,571
Accumulated net realized gain on investment transactions	426,533
Net unrealized appreciation on investments	945,251

Net assets, July 31, 2018	$12,181,565

Class R6
Net asset value, offering price and redemption price per share, ($12,181,565 ÷ 1,008,696 shares of beneficial interest issued and outstanding)	$12.08

See Notes to Financial Statements.

PGIM Day One Underlying Funds	97

PGIM QMA Mid-Cap Core Equity Fund

Statement of Operations

Year Ended July 31, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $24 foreign withholding tax)	$165,966
Affiliated dividend income	1,210
Income from securities lending, net (including affiliated income of $23)	117

Total income	167,293

Expenses
Management fee	51,256
Custodian and accounting fees	48,562
Audit fee	24,240
Legal fees and expenses	21,150
Shareholders’ reports	14,771
Trustees’ fees	12,167
Commitment fee on syndicated credit agreement	2,073
Insurance expenses	1,000
Transfer agent’s fees and expenses (including affiliated expense of $332)	430
Registration fees	63
Miscellaneous	9,219

Total expenses	184,931
Less: Fee waiver and/or expense reimbursement	(97,752)

Net expenses	87,179

Net investment income (loss)	80,114

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $(4))	494,282
Net change in unrealized appreciation (depreciation) on investments	509,418

Net gain (loss) on investment transactions	1,003,700

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,083,814

See Notes to Financial Statements.

98

PGIM QMA Mid-Cap Core Equity Fund

Statements of Changes in Net Assets

	Year Ended July 31, 2018	November 17, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$80,114	$25,323
Net realized gain (loss) on investment transactions	494,282	150,420
Net change in unrealized appreciation (depreciation) on investments	509,418	435,833

Net increase (decrease) in net assets resulting from operations	1,083,814	611,576

Dividends and Distributions
Dividends from net investment income
Class R6	(60,333)	(5,533)

Distributions from net realized gains
Class R6	(218,169)	—

Fund share transactions
Net proceeds from shares sold	4,425,757	7,907,520
Net asset value of shares issued in reinvestment of dividends and distributions	278,502	5,533
Cost of shares reacquired	(1,754,278)	(92,824)

Net increase (decrease) in net assets from Fund share transactions	2,949,981	7,820,229

Total increase (decrease)	3,755,293	8,426,272

Net Assets:
Beginning of period	8,426,272	—

End of period(a)	$12,181,565	$8,426,272

(a) Includes undistributed/(distributions in excess of) net investment income of:	$39,571	$19,790

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Day One Underlying Funds	99

PGIM QMA US Broad Market Index Fund

Schedule of Investments

as of July 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 95.4%

COMMON STOCKS 93.7%

Aerospace & Defense 2.5%
AAR Corp.	33	$1,565
Aerojet Rocketdyne Holdings, Inc.*	100	3,370
Aerovironment, Inc.*	24	1,767
Arconic, Inc.	500	10,845
Axon Enterprise, Inc.*	80	5,434
Boeing Co. (The)	719	256,180
Cubic Corp.	30	2,043
Curtiss-Wright Corp.	58	7,716
Engility Holdings, Inc.*	20	692
Esterline Technologies Corp.*	30	2,559
General Dynamics Corp.	363	72,513
Harris Corp.	160	26,392
Huntington Ingalls Industries, Inc.	60	13,983
KLX, Inc.*	70	5,113
L3 Technologies, Inc.	109	23,374
Lockheed Martin Corp.	325	105,982
Mercury Systems, Inc.*	50	2,086
Moog, Inc. (Class A Stock)	38	2,850
National Presto Industries, Inc.	8	997
Northrop Grumman Corp.	233	70,014
Raytheon Co.	385	76,242
Rockwell Collins, Inc.	220	30,578
Teledyne Technologies, Inc.*	49	10,752
Textron, Inc.	340	23,212
TransDigm Group, Inc.	68	25,537
Triumph Group, Inc.	40	834
United Technologies Corp.	975	132,346

		914,976

Air Freight & Logistics 0.6%
Atlas Air Worldwide Holdings, Inc.*	30	2,012
C.H. Robinson Worldwide, Inc.	196	18,077
Echo Global Logistics, Inc.*	20	689
Expeditors International of Washington, Inc.	240	18,281
FedEx Corp.	327	80,399
Forward Air Corp.	40	2,556
Hub Group, Inc. (Class A Stock)*	40	1,856
United Parcel Service, Inc. (Class B Stock)	910	109,100

		232,970

See Notes to Financial Statements.

100

Description	Shares	Value
COMMON STOCKS (Continued)

Airlines 0.4%
Alaska Air Group, Inc.	163	$10,241
Allegiant Travel Co.	18	2,225
American Airlines Group, Inc.	556	21,984
Delta Air Lines, Inc.	850	46,257
Hawaiian Holdings, Inc.	50	2,005
JetBlue Airways Corp.*	410	7,380
SkyWest, Inc.	60	3,594
Southwest Airlines Co.	700	40,712
United Continental Holdings, Inc.*	310	24,924

		159,322

Auto Components 0.2%
American Axle & Manufacturing Holdings, Inc.*	80	1,338
Aptiv PLC	360	35,305
BorgWarner, Inc.	260	11,965
Cooper Tire & Rubber Co.	53	1,513
Cooper-Standard Holdings, Inc.*	20	2,696
Dana, Inc.	160	3,416
Delphi Technologies PLC	113	5,104
Dorman Products, Inc.*	40	2,987
Fox Factory Holding Corp.*	50	2,485
Gentex Corp.	320	7,424
Gentherm, Inc.*	40	1,812
Goodyear Tire & Rubber Co. (The)	290	7,021
LCI Industries	35	3,218
Motorcar Parts of America, Inc.*	20	432
Standard Motor Products, Inc.	18	878
Superior Industries International, Inc.	20	367
Visteon Corp.*	40	4,683

		92,644

Automobiles 0.4%
Ford Motor Co.	5,100	51,204
General Motors Co.	1,670	63,310
Harley-Davidson, Inc.	210	9,007
Thor Industries, Inc.	64	6,070
Winnebago Industries, Inc.	30	1,197

		130,788

Banks 6.1%
Ameris Bancorp	60	2,796

See Notes to Financial Statements.

PGIM Day One Underlying Funds	101

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
Associated Banc-Corp.	221	$5,967
Banc of California, Inc.	30	600
BancorpSouth Bank	100	3,290
Bank of America Corp.	12,356	381,553
Bank of Hawaii Corp.	50	4,024
Bank OZK	160	6,544
Banner Corp.	50	3,148
BB&T Corp.	1,028	52,233
Berkshire Hills Bancorp, Inc.	45	1,827
Boston Private Financial Holdings, Inc.	70	1,008
Brookline Bancorp, Inc.	63	1,147
Cathay General Bancorp	100	4,159
Central Pacific Financial Corp.	20	551
Chemical Financial Corp.	90	5,112
Citigroup, Inc.	3,340	240,113
Citizens Financial Group, Inc.	636	25,300
City Holding Co.	20	1,610
Columbia Banking System, Inc.	85	3,479
Comerica, Inc.	237	22,975
Commerce Bancshares, Inc.	116	7,749
Community Bank System, Inc.	60	3,795
Cullen/Frost Bankers, Inc.	80	8,839
Customers Bancorp, Inc.*	20	509
CVB Financial Corp.	130	3,110
East West Bancorp, Inc.	200	12,948
Fidelity Southern Corp.	20	479
Fifth Third Bancorp	900	26,631
First BanCorp. (Puerto Rico)*	190	1,562
First Commonwealth Financial Corp.	70	1,181
First Financial Bancorp	115	3,490
First Financial Bankshares, Inc.	90	5,094
First Horizon National Corp.	390	6,977
First Midwest Bancorp, Inc.	130	3,467
FNB Corp.	390	5,004
Franklin Financial Network, Inc.*	30	1,175
Fulton Financial Corp.	200	3,470
Glacier Bancorp, Inc.	103	4,398
Great Western Bancorp, Inc.	86	3,599
Green Bancorp, Inc.	25	608
Hancock Whitney Corp.	122	6,130
Hanmi Financial Corp.	20	501
Heritage Financial Corp.	35	1,227
Home BancShares, Inc.	170	3,942

See Notes to Financial Statements.

102

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
Hope Bancorp, Inc.	110	$1,846
Huntington Bancshares, Inc.	1,440	22,234
Independent Bank Corp.	35	3,094
International Bancshares Corp.	80	3,556
JPMorgan Chase & Co.	4,465	513,252
KeyCorp	1,360	28,383
LegacyTexas Financial Group, Inc.	40	1,753
M&T Bank Corp.	199	34,497
MB Financial, Inc.	110	5,329
National Bank Holdings Corp. (Class A Stock)	23	910
NBT Bancorp, Inc.	40	1,610
OFG Bancorp (Puerto Rico)	40	666
Old National Bancorp	170	3,306
Opus Bank	20	566
Pacific Premier Bancorp, Inc.*	40	1,480
PacWest Bancorp	170	8,537
People’s United Financial, Inc.	430	7,839
Pinnacle Financial Partners, Inc.	100	6,250
PNC Financial Services Group, Inc. (The)	619	89,650
Preferred Bank/Los Angeles CA	20	1,245
Prosperity Bancshares, Inc.	90	6,313
Regions Financial Corp.	1,440	26,798
S&T Bancorp, Inc.	36	1,611
Seacoast Banking Corp. of Florida*	50	1,466
ServisFirst Bancshares, Inc.	50	2,112
Signature Bank	70	7,680
Simmons First National Corp. (Class A Stock)	80	2,384
Southside Bancshares, Inc.	21	720
Sterling Bancorp	265	5,883
SunTrust Banks, Inc.	620	44,683
SVB Financial Group*	78	24,015
Synovus Financial Corp.	150	7,413
TCF Financial Corp.	190	4,771
Texas Capital Bancshares, Inc.*	70	6,356
Tompkins Financial Corp.	20	1,714
Trustmark Corp.	90	3,167
U.S. Bancorp	2,040	108,140
UMB Financial Corp.	66	4,745
Umpqua Holdings Corp.	260	5,538
United Bankshares, Inc.	132	4,877
United Community Banks, Inc.	100	3,003
Valley National Bancorp	310	3,611
Webster Financial Corp.	120	7,744

See Notes to Financial Statements.

PGIM Day One Underlying Funds	103

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
Wells Fargo & Co.	5,752	$329,532
Westamerica Bancorporation	30	1,801
Wintrust Financial Corp.	70	6,141
Zions Bancorporation	254	13,132

		2,254,674

Beverages 1.5%
Boston Beer Co., Inc. (The) (Class A Stock)*	20	5,499
Brown-Forman Corp. (Class B Stock)	337	17,935
Coca-Cola Bottling Co. Consolidated	12	1,741
Coca-Cola Co. (The)	5,020	234,083
Constellation Brands, Inc. (Class A Stock)	221	46,461
MGP Ingredients, Inc.	17	1,395
Molson Coors Brewing Co. (Class B Stock)	240	16,080
Monster Beverage Corp.*	548	32,891
PepsiCo, Inc.	1,857	213,555

		569,640

Biotechnology 2.3%
AbbVie, Inc.	2,004	184,829
Acorda Therapeutics, Inc.*	40	998
Alexion Pharmaceuticals, Inc.*	294	39,090
AMAG Pharmaceuticals, Inc.*	20	441
Amgen, Inc.	872	171,392
Biogen, Inc.*	285	95,295
Celgene Corp.*	954	85,946
Cytokinetics, Inc.*	30	220
Eagle Pharmaceuticals, Inc.*	8	634
Emergent BioSolutions, Inc.*	40	2,174
Enanta Pharmaceuticals, Inc.*	26	2,536
Exelixis, Inc.*	350	7,245
Gilead Sciences, Inc.	1,714	133,401
Incyte Corp.*	230	15,304
Ligand Pharmaceuticals, Inc.*	31	6,768
MiMedx Group, Inc.*	50	212
Momenta Pharmaceuticals, Inc.*	90	2,664
Myriad Genetics, Inc.*	90	3,937
Progenics Pharmaceuticals, Inc.*	30	240
Regeneron Pharmaceuticals, Inc.*	103	37,905
REGENXBIO, Inc.*	30	2,109
Repligen Corp.*	40	1,933
Spectrum Pharmaceuticals, Inc.*	95	2,023

See Notes to Financial Statements.

104

Description	Shares	Value
COMMON STOCKS (Continued)

Biotechnology (cont’d.)
United Therapeutics Corp.*	60	$7,375
Vertex Pharmaceuticals, Inc.*	340	59,517

		864,188

Building Products 0.3%
A.O. Smith Corp.	200	11,906
AAON, Inc.	43	1,622
Allegion PLC	130	10,600
American Woodmark Corp.*	20	1,669
Apogee Enterprises, Inc.	36	1,827
Fortune Brands Home & Security, Inc.	190	11,020
Gibraltar Industries, Inc.*	26	1,130
Griffon Corp.	25	448
Insteel Industries, Inc.	10	411
Johnson Controls International PLC	1,210	45,387
Lennox International, Inc.	51	11,071
Masco Corp.	400	16,132
Patrick Industries, Inc.*	30	1,837
PGT Innovations, Inc.*	40	960
Quanex Building Products Corp.	30	531
Simpson Manufacturing Co., Inc.	60	4,378
Trex Co., Inc.*	74	5,753
Universal Forest Products, Inc.	90	3,316

		129,998

Capital Markets 2.7%
Affiliated Managers Group, Inc.	73	11,681
Ameriprise Financial, Inc.	196	28,551
Bank of New York Mellon Corp. (The)	1,318	70,473
BlackRock, Inc.	165	82,955
Cboe Global Markets, Inc.	146	14,181
Charles Schwab Corp. (The)	1,578	80,573
CME Group, Inc.	451	71,763
Donnelley Financial Solutions, Inc.*	20	416
E*TRADE Financial Corp.*	355	21,232
Eaton Vance Corp.	150	7,969
Evercore, Inc. (Class A Stock)	60	6,780
FactSet Research Systems, Inc.	52	10,471
Federated Investors, Inc.	110	2,662
Franklin Resources, Inc.	410	14,071
Goldman Sachs Group, Inc. (The)	463	109,930
Greenhill & Co., Inc.	20	654

See Notes to Financial Statements.

PGIM Day One Underlying Funds	105

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Capital Markets (cont’d.)
Interactive Brokers Group, Inc. (Class A Stock)	105	$6,285
Intercontinental Exchange, Inc.	758	56,024
INTL. FCStone, Inc.*	20	1,072
Invesco Ltd.	520	14,035
Investment Technology Group, Inc.	30	664
Janus Henderson Group PLC (United Kingdom)	208	6,770
Legg Mason, Inc.	110	3,754
MarketAxess Holdings, Inc.	51	9,882
Moody’s Corp.	226	38,673
Morgan Stanley	1,780	89,997
MSCI, Inc.	120	19,943
Nasdaq, Inc.	158	14,441
Northern Trust Corp.	277	30,254
Piper Jaffray Cos.	16	1,238
Raymond James Financial, Inc.	166	15,204
S&P Global, Inc.	331	66,346
SEI Investments Co.	170	10,190
State Street Corp.	480	42,389
Stifel Financial Corp.	90	4,962
T. Rowe Price Group, Inc.	320	38,106
Virtus Investment Partners, Inc.	8	1,066
Waddell & Reed Financial, Inc. (Class A Stock)	80	1,657
WisdomTree Investments, Inc.	90	787

		1,008,101

Chemicals 1.9%
A Schulman, Inc.	33	1,431
AdvanSix, Inc.*	24	971
Air Products & Chemicals, Inc.	290	47,609
Albemarle Corp.	141	13,282
American Vanguard Corp.	30	651
Ashland Global Holdings, Inc.	82	6,733
Balchem Corp.	50	5,014
Cabot Corp.	90	5,949
CF Industries Holdings, Inc.	300	13,326
Chemours Co. (The)	228	10,445
DowDuPont, Inc.	3,053	209,955
Eastman Chemical Co.	190	19,688
Ecolab, Inc.	341	47,979
Flotek Industries, Inc.*	40	124
FMC Corp.	185	16,628
FutureFuel Corp.	30	413

See Notes to Financial Statements.

106

Description	Shares	Value
COMMON STOCKS (Continued)

Chemicals (cont’d.)
Hawkins, Inc.	10	$373
HB Fuller Co.	70	3,968
Ingevity Corp.*	50	4,983
Innophos Holdings, Inc.	30	1,355
Innospec, Inc.	36	2,914
International Flavors & Fragrances, Inc.	102	13,542
Koppers Holdings, Inc.*	20	751
Kraton Corp.*	32	1,539
LSB Industries, Inc.*	50	328
LyondellBasell Industries NV (Class A Stock)	420	46,532
Minerals Technologies, Inc.	54	4,082
Mosaic Co. (The)	450	13,549
NewMarket Corp.	20	8,189
Olin Corp.	200	5,902
PolyOne Corp.	117	5,247
PPG Industries, Inc.	333	36,850
Praxair, Inc.	380	63,650
Quaker Chemical Corp.	20	3,551
Rayonier Advanced Materials, Inc.	40	722
RPM International, Inc.	170	10,943
Scotts Miracle-Gro Co. (The)	50	3,971
Sensient Technologies Corp.	50	3,468
Sherwin-Williams Co. (The)	108	47,599
Stepan Co.	28	2,452
Tredegar Corp.	20	521
Valvoline, Inc.	242	5,467

		692,646

Commercial Services & Supplies 0.5%
ABM Industries, Inc.	60	1,872
Brady Corp. (Class A Stock)	50	1,913
Brink’s Co. (The)	70	5,589
Cintas Corp.	116	23,720
Clean Harbors, Inc.*	75	4,270
Copart, Inc.*	260	14,921
Deluxe Corp.	70	4,125
Essendant, Inc.	30	499
Healthcare Services Group, Inc.	100	4,026
Herman Miller, Inc.	76	2,877
HNI Corp.	50	2,163
Interface, Inc.	60	1,344
LSC Communications, Inc.	24	360

See Notes to Financial Statements.

PGIM Day One Underlying Funds	107

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)
Matthews International Corp. (Class A Stock)	40	$2,102
Mobile Mini, Inc.	60	2,559
MSA Safety, Inc.	53	5,347
Multi-Color Corp.	15	995
Pitney Bowes, Inc.	150	1,310
Republic Services, Inc.	290	21,019
Rollins, Inc.	120	6,593
RR Donnelley & Sons Co.	30	177
Stericycle, Inc.*	116	8,104
Team, Inc.*	20	436
Tetra Tech, Inc.	80	4,864
UniFirst Corp.	20	3,743
US Ecology, Inc.	30	2,034
Viad Corp.	30	1,722
Waste Management, Inc.	517	46,530

		175,214

Communications Equipment 1.0%
ADTRAN, Inc.	20	325
Applied Optoelectronics, Inc.*	20	769
ARRIS International PLC*	230	5,810
CalAmp Corp.*	30	683
Ciena Corp.*	156	3,962
Cisco Systems, Inc.	6,150	260,083
Comtech Telecommunications Corp.	32	1,075
Digi International, Inc.*	30	405
Extreme Networks, Inc.*	120	1,020
F5 Networks, Inc.*	80	13,710
Finisar Corp.*	110	1,854
Harmonic, Inc.*	50	230
InterDigital, Inc.	40	3,298
Juniper Networks, Inc.	430	11,326
Lumentum Holdings, Inc.*	80	4,180
Motorola Solutions, Inc.	213	25,837
NETGEAR, Inc.*	50	3,293
NetScout Systems, Inc.*	100	2,680
Oclaro, Inc.*	160	1,354
Plantronics, Inc.	52	3,570
ViaSat, Inc.*	75	5,275
Viavi Solutions, Inc.*	290	2,935

		353,674

See Notes to Financial Statements.

108

Description	Shares	Value
COMMON STOCKS (Continued)

Construction & Engineering 0.2%
AECOM*	214	$7,182
Aegion Corp.*	20	496
Comfort Systems USA, Inc.	37	2,055
Dycom Industries, Inc.*	40	3,566
EMCOR Group, Inc.	80	6,156
Fluor Corp.	180	9,225
Granite Construction, Inc.	60	3,237
Jacobs Engineering Group, Inc.	160	10,821
KBR, Inc.	170	3,397
MYR Group, Inc.*	20	738
Orion Group Holdings, Inc.*	50	458
Quanta Services, Inc.*	180	6,132
Valmont Industries, Inc.	35	4,888

		58,351

Construction Materials 0.1%
Eagle Materials, Inc.	63	6,259
Martin Marietta Materials, Inc.	83	16,552
U.S. Concrete, Inc.*	20	1,010
Vulcan Materials Co.	176	19,712

		43,533

Consumer Finance 0.6%
American Express Co.	942	93,748
Capital One Financial Corp.	635	59,893
Discover Financial Services	458	32,706
Encore Capital Group, Inc.*	20	722
Enova International, Inc.*	40	1,240
EZCORP, Inc. (Class A Stock)*	40	458
FirstCash, Inc.	62	5,035
Green Dot Corp. (Class A Stock)*	60	4,759
Navient Corp.	310	4,095
PRA Group, Inc.*	50	1,960
SLM Corp.*	510	5,758
Synchrony Financial	930	26,914
World Acceptance Corp.*	10	999

		238,287

Containers & Packaging 0.4%
AptarGroup, Inc.	80	8,194
Avery Dennison Corp.	120	13,762

See Notes to Financial Statements.

PGIM Day One Underlying Funds	109

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Containers & Packaging (cont’d.)
Ball Corp.	440	$17,147
Bemis Co., Inc.	110	5,050
Greif, Inc. (Class A Stock)	28	1,525
International Paper Co.	550	29,551
Myers Industries, Inc.	35	754
Owens-Illinois, Inc.*	180	3,362
Packaging Corp. of America	130	14,677
Sealed Air Corp.	200	8,814
Silgan Holdings, Inc.	70	1,926
Sonoco Products Co.	130	7,257
WestRock Co.	340	19,713

		131,732

Distributors 0.1%
Core-Mark Holding Co., Inc.	30	725
Genuine Parts Co.	202	19,657
LKQ Corp.*	410	13,743
Pool Corp.	57	8,735

		42,860

Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.*	80	4,364
American Public Education, Inc.*	20	882
Capella Education Co.	18	1,872
Career Education Corp.*	50	920
Graham Holdings Co.	7	3,913
H&R Block, Inc.	270	6,793
Regis Corp.*	30	524
Service Corp. International	230	9,051
Sotheby’s*	40	2,124
Strayer Education, Inc.	14	1,650

		32,093

Diversified Financial Services 1.4%
Berkshire Hathaway, Inc. (Class B Stock)*	2,527	500,017
Jefferies Financial Group, Inc.	366	8,876

		508,893

Diversified Telecommunication Services 1.7%
AT&T, Inc.	9,492	303,459

See Notes to Financial Statements.

110

Description	Shares	Value
COMMON STOCKS (Continued)

Diversified Telecommunication Services (cont’d.)
ATN International, Inc.	10	$639
CenturyLink, Inc.	1,268	23,800
Cincinnati Bell, Inc.*	40	534
Cogent Communications Holdings, Inc.	60	3,117
Consolidated Communications Holdings, Inc.	20	255
Frontier Communications Corp.	35	183
Iridium Communications, Inc.*	50	865
Verizon Communications, Inc.	5,422	279,992
Vonage Holdings Corp.*	250	3,202

		616,046

Electric Utilities 1.6%
ALLETE, Inc.	70	5,427
Alliant Energy Corp.	310	13,321
American Electric Power Co., Inc.	640	45,530
Duke Energy Corp.	928	75,743
Edison International	430	28,651
El Paso Electric Co.	60	3,738
Entergy Corp.	240	19,507
Evergy, Inc.	361	20,248
Eversource Energy	420	25,502
Exelon Corp.	1,262	53,635
FirstEnergy Corp.	590	20,904
Hawaiian Electric Industries, Inc.	130	4,572
IDACORP, Inc.	70	6,597
NextEra Energy, Inc.	620	103,875
OGE Energy Corp.	263	9,531
PG&E Corp.	670	28,864
Pinnacle West Capital Corp.	142	11,421
PNM Resources, Inc.	100	3,935
PPL Corp.	894	25,720
Southern Co. (The)	1,336	64,930
Xcel Energy, Inc.	660	30,928

		602,579

Electrical Equipment 0.5%
Acuity Brands, Inc.	53	7,369
AMETEK, Inc.	310	24,118
AZZ, Inc.	30	1,626
Eaton Corp. PLC	578	48,072
Emerson Electric Co.	830	59,992
Encore Wire Corp.	22	1,073

See Notes to Financial Statements.

PGIM Day One Underlying Funds	111

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Electrical Equipment (cont’d.)
EnerSys	65	$5,335
Hubbell, Inc.	76	9,367
nVent Electric PLC (United Kingdom)	210	5,754
Powell Industries, Inc.	10	367
Regal Beloit Corp.	70	6,016
Rockwell Automation, Inc.	170	31,885
Vicor Corp.*	30	1,726

		202,700

Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. (Class A Stock)	400	37,404
Anixter International, Inc.*	42	3,062
Arrow Electronics, Inc.*	110	8,342
Avnet, Inc.	150	6,577
Badger Meter, Inc.	30	1,564
Bel Fuse, Inc. (Class B Stock)	20	450
Belden, Inc.	60	3,885
Benchmark Electronics, Inc.	50	1,210
Cognex Corp.	220	11,612
Coherent, Inc.*	34	5,374
Control4 Corp.*	20	509
Corning, Inc.	1,100	36,498
CTS Corp.	40	1,396
Daktronics, Inc.	50	429
Electro Scientific Industries, Inc.*	10	180
ePlus, Inc.*	16	1,578
Fabrinet (Thailand)*	40	1,565
FARO Technologies, Inc.*	20	1,302
FLIR Systems, Inc.	180	10,548
II-VI, Inc.*	60	2,352
Insight Enterprises, Inc.*	40	2,011
IPG Photonics Corp.*	52	8,530
Itron, Inc.*	40	2,448
Jabil, Inc.	210	5,916
KEMET Corp.*	45	1,170
Keysight Technologies, Inc.*	245	14,210
Knowles Corp.*	80	1,389
Littelfuse, Inc.	35	7,589
Methode Electronics, Inc.	36	1,413
MTS Systems Corp.	20	1,090
National Instruments Corp.	130	5,695
OSI Systems, Inc.*	20	1,595

See Notes to Financial Statements.

112

Description	Shares	Value
COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)
Park Electrochemical Corp.	23	$509
Plexus Corp.*	37	2,199
Rogers Corp.*	26	3,031
Sanmina Corp.*	70	2,037
ScanSource, Inc.*	20	825
SYNNEX Corp.	46	4,438
TE Connectivity Ltd.	454	42,481
Tech Data Corp.*	42	3,503
Trimble, Inc.*	310	10,943
TTM Technologies, Inc.*	70	1,215
VeriFone Systems, Inc.*	100	2,290
Vishay Intertechnology, Inc.	160	4,000
Zebra Technologies Corp. (Class A Stock)*	70	9,655

		276,019

Energy Equipment & Services 0.8%
Apergy Corp.*	96	3,936
Archrock, Inc.	110	1,502
Baker Hughes a GE Co.	530	18,328
Bristow Group, Inc.*	50	699
C&J Energy Services, Inc.*	70	1,628
CARBO Ceramics, Inc.*	30	280
Core Laboratories NV	65	7,288
Diamond Offshore Drilling, Inc.*	30	576
Dril-Quip, Inc.*	50	2,578
Ensco PLC (Class A Stock)	564	4,191
Era Group, Inc.*	30	424
Exterran Corp.*	18	499
Geospace Technologies Corp.*	20	281
Gulf Island Fabrication, Inc.	40	362
Halliburton Co.	1,154	48,953
Helix Energy Solutions Group, Inc.*	140	1,401
Helmerich & Payne, Inc.	140	8,589
Matrix Service Co.*	40	798
McDermott International, Inc.*	220	3,962
Nabors Industries Ltd.	437	2,613
National Oilwell Varco, Inc.	510	24,796
Newpark Resources, Inc.*	60	663
Noble Corp. PLC*	200	1,168
Oceaneering International, Inc.	120	3,283
Oil States International, Inc.*	70	2,443
Patterson-UTI Energy, Inc.	260	4,472

See Notes to Financial Statements.

PGIM Day One Underlying Funds	113

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Energy Equipment & Services (cont’d.)
Pioneer Energy Services Corp.*	75	$248
ProPetro Holding Corp.*	85	1,397
Rowan Cos. PLC (Class A Stock)*	90	1,303
Schlumberger Ltd.	1,813	122,414
SEACOR Holdings, Inc.*	25	1,319
Superior Energy Services, Inc.*	110	1,082
TechnipFMC PLC (United Kingdom)	560	18,228
TETRA Technologies, Inc.*	90	388
Transocean Ltd.*	510	6,564
Unit Corp.*	50	1,245
US Silica Holdings, Inc.	90	2,426

		302,327

Equity Real Estate Investment Trusts (REITs) 3.0%
Acadia Realty Trust	110	2,979
Agree Realty Corp.	50	2,662
Alexander & Baldwin, Inc.	62	1,485
Alexandria Real Estate Equities, Inc.	142	18,096
American Assets Trust, Inc., REIT	40	1,537
American Campus Communities, Inc.	170	7,013
American Tower Corp., REIT	583	86,424
Apartment Investment & Management Co. (Class A Stock)	210	8,957
Armada Hoffler Properties, Inc.	30	453
AvalonBay Communities, Inc., REIT	180	31,833
Boston Properties, Inc.	204	25,608
Camden Property Trust, REIT	126	11,666
CareTrust REIT, Inc.	60	1,015
CBL & Associates Properties, Inc.	85	463
Cedar Realty Trust, Inc.	70	333
Chatham Lodging Trust	25	539
Chesapeake Lodging Trust	90	2,882
Community Healthcare Trust, Inc., REIT	20	600
CoreCivic, Inc.	140	3,590
CoreSite Realty Corp., REIT	45	5,045
Corporate Office Properties Trust	130	3,866
Cousins Properties, Inc.	510	4,753
Crown Castle International Corp., REIT	546	60,513
CyrusOne, Inc.	130	8,050
DCT Industrial Trust, Inc.	130	8,693
DiamondRock Hospitality Co., REIT	250	2,980
Digital Realty Trust, Inc., REIT	270	32,783
Douglas Emmett, Inc.	200	7,768

See Notes to Financial Statements.

114

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Duke Realty Corp., REIT	470	$13,686
Easterly Government Properties, Inc., REIT	55	1,042
EastGroup Properties, Inc.	52	4,957
Education Realty Trust, Inc.	110	4,550
EPR Properties	90	5,984
Equinix, Inc., REIT	104	45,685
Equity Residential	494	32,322
Essex Property Trust, Inc.	94	22,602
Extra Space Storage, Inc., REIT	169	15,881
Federal Realty Investment Trust, REIT	103	12,927
First Industrial Realty Trust, Inc., REIT	160	5,208
Four Corners Property Trust, Inc., REIT	50	1,245
Franklin Street Properties Corp.	50	441
GEO Group, Inc. (The)	155	4,011
Getty Realty Corp.	25	716
GGP, Inc.	796	16,971
Global Net Lease, Inc.	70	1,481
Government Properties Income Trust	75	1,130
HCP, Inc.	610	15,799
Healthcare Realty Trust, Inc.	145	4,308
Hersha Hospitality Trust	20	432
Highwoods Properties, Inc., REIT	130	6,384
Hospitality Properties Trust	200	5,654
Host Hotels & Resorts, Inc.	970	20,312
Independence Realty Trust, Inc.	40	406
Iron Mountain, Inc.	370	12,991
JBG SMITH Properties, REIT	130	4,745
Kilroy Realty Corp., REIT	130	9,484
Kimco Realty Corp.	520	8,679
Kite Realty Group Trust	80	1,350
Lamar Advertising Co. (Class A Stock)	110	8,099
LaSalle Hotel Properties	150	5,201
Lexington Realty Trust	180	1,582
Liberty Property Trust	204	8,743
Life Storage, Inc., REIT	65	6,237
LTC Properties, Inc.	40	1,687
Macerich Co. (The), REIT	136	8,032
Mack-Cali Realty Corp.	80	1,558
Medical Properties Trust, Inc.	430	6,196
Mid-America Apartment Communities, Inc.	154	15,520
National Retail Properties, Inc.	194	8,654
National Storage Affiliates Trust	60	1,730
Omega Healthcare Investors, Inc.	260	7,719

See Notes to Financial Statements.

PGIM Day One Underlying Funds	115

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Pennsylvania Real Estate Investment Trust	30	$319
PotlatchDeltic Corp.	78	3,647
ProLogis, Inc., REIT	710	46,590
PS Business Parks, Inc.	26	3,322
Public Storage	201	43,784
Ramco-Gershenson Properties Trust	40	526
Rayonier, Inc.	160	5,602
Realty Income Corp.	370	20,635
Regency Centers Corp.	198	12,599
Retail Opportunity Investments Corp.	90	1,702
Sabra Health Care REIT, Inc.	213	4,603
Saul Centers, Inc.	10	533
SBA Communications Corp., REIT*	154	24,370
Senior Housing Properties Trust	310	5,530
Simon Property Group, Inc., REIT	410	72,246
SL Green Realty Corp.	121	12,476
Summit Hotel Properties, Inc.	95	1,344
Tanger Factory Outlet Centers, Inc.	80	1,908
Taubman Centers, Inc.	80	4,964
UDR, Inc., REIT	355	13,660
Uniti Group, Inc.	200	3,536
Universal Health Realty Income Trust	10	673
Urban Edge Properties	90	2,041
Urstadt Biddle Properties, Inc. (Class A Stock)	20	445
Ventas, Inc.	466	26,273
Vornado Realty Trust	230	16,542
Washington Prime Group, Inc.	130	1,044
Weingarten Realty Investors	140	4,231
Welltower, Inc., REIT	480	30,048
Weyerhaeuser Co.	980	33,496
Whitestone REIT	30	390

		1,104,006

Food & Staples Retailing 1.2%
Andersons, Inc. (The)	20	705
Casey’s General Stores, Inc.	50	5,469
Costco Wholesale Corp.	581	127,070
Kroger Co. (The)	1,052	30,508
SpartanNash Co.	20	479
Sprouts Farmers Market, Inc.*	130	2,794
SUPERVALU, Inc.*	17	549
Sysco Corp.	622	41,805

See Notes to Financial Statements.

116

Description	Shares	Value
COMMON STOCKS (Continued)

Food & Staples Retailing (cont’d.)
United Natural Foods, Inc.*	50	$1,610
Walgreens Boots Alliance, Inc.	1,114	75,329
Walmart, Inc.	1,901	169,626

		455,944

Food Products 1.1%
Archer-Daniels-Midland Co.	720	34,747
B&G Foods, Inc.	76	2,386
Calavo Growers, Inc.	20	1,850
Cal-Maine Foods, Inc.*	43	1,935
Campbell Soup Co.	240	9,816
Conagra Brands, Inc.	506	18,575
Darling Ingredients, Inc.*	190	3,817
Dean Foods Co.	40	393
Flowers Foods, Inc.	200	4,080
General Mills, Inc.	790	36,388
Hain Celestial Group, Inc. (The)*	110	3,128
Hershey Co. (The)	195	19,151
Hormel Foods Corp.	360	12,949
Ingredion, Inc.	98	9,928
J&J Snack Foods Corp.	20	2,899
J.M. Smucker Co. (The)	152	16,890
John B Sanfilippo & Son, Inc.	10	769
Kellogg Co.	340	24,150
Kraft Heinz Co. (The)	788	47,477
Lamb Weston Holdings, Inc.	200	14,054
Lancaster Colony Corp.	25	3,626
McCormick & Co., Inc.	160	18,807
Mondelez International, Inc. (Class A Stock)	1,936	83,984
Post Holdings, Inc.*	90	7,790
Sanderson Farms, Inc.	25	2,521
Seneca Foods Corp. (Class A Stock)*	16	431
Tootsie Roll Industries, Inc.	20	598
TreeHouse Foods, Inc.*	70	3,324
Tyson Foods, Inc. (Class A Stock)	402	23,175

		409,638

Gas Utilities 0.2%
Atmos Energy Corp.	146	13,413
National Fuel Gas Co.	110	5,907
New Jersey Resources Corp.	100	4,625
Northwest Natural Gas Co.	36	2,345

See Notes to Financial Statements.

PGIM Day One Underlying Funds	117

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Gas Utilities (cont’d.)
ONE Gas, Inc.	72	$5,547
South Jersey Industries, Inc.	120	4,072
Southwest Gas Holdings, Inc.	66	5,161
Spire, Inc.	68	4,869
UGI Corp.	230	12,222

		58,161

Health Care Equipment & Supplies 3.0%
Abaxis, Inc.	32	2,656
Abbott Laboratories	2,292	150,218
ABIOMED, Inc.*	57	20,208
Align Technology, Inc.*	96	34,238
AngioDynamics, Inc.*	30	634
Anika Therapeutics, Inc.*	10	400
Avanos Medical, Inc.*	70	3,864
Baxter International, Inc.	650	47,093
Becton, Dickinson and Co.	356	89,132
Boston Scientific Corp.*	1,810	60,834
Cantel Medical Corp.	50	4,636
CONMED Corp.	30	2,220
Cooper Cos., Inc. (The)	66	17,193
CryoLife, Inc.*	30	894
Cutera, Inc.*	10	400
Danaher Corp.	811	83,192
DENTSPLY SIRONA, Inc.	310	14,914
Edwards Lifesciences Corp.*	278	39,601
Globus Medical, Inc. (Class A Stock)*	102	5,251
Haemonetics Corp.*	70	6,835
Heska Corp.*	7	702
Hill-Rom Holdings, Inc.	90	8,478
Hologic, Inc.*	360	15,448
ICU Medical, Inc.*	20	5,736
IDEXX Laboratories, Inc.*	120	29,392
Inogen, Inc.*	26	5,181
Integer Holdings Corp.*	40	2,858
Integra LifeSciences Holdings Corp.*	95	5,921
Intuitive Surgical, Inc.*	155	78,769
Invacare Corp.	40	714
Lantheus Holdings, Inc.*	10	145
LeMaitre Vascular, Inc.	17	612
LivaNova PLC*	65	7,158
Masimo Corp.*	67	6,661

See Notes to Financial Statements.

118

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)
Medtronic PLC	1,786	$161,151
Meridian Bioscience, Inc.	44	695
Merit Medical Systems, Inc.*	66	3,584
Natus Medical, Inc.*	40	1,460
Neogen Corp.*	73	6,015
NuVasive, Inc.*	65	3,773
OraSure Technologies, Inc.*	25	420
Orthofix International NV*	20	1,210
ResMed, Inc.	186	19,675
STERIS PLC	113	12,935
Stryker Corp.	422	68,891
Surmodics, Inc.*	20	1,176
Tactile Systems Technology, Inc.*	15	721
Teleflex, Inc.	67	18,272
Varex Imaging Corp.*	39	1,491
Varian Medical Systems, Inc.*	120	13,854
West Pharmaceutical Services, Inc.	100	10,965
Zimmer Biomet Holdings, Inc.	266	33,388

		1,111,864

Health Care Providers & Services 2.9%
Acadia Healthcare Co., Inc.*	105	4,145
Aceto Corp.	30	98
Aetna, Inc.	435	81,950
Amedisys, Inc.*	46	4,307
AmerisourceBergen Corp.	216	17,675
AMN Healthcare Services, Inc.*	60	3,630
Anthem, Inc.	335	84,755
BioTelemetry, Inc.*	39	2,048
Cardinal Health, Inc.	410	20,480
Centene Corp.*	272	35,450
Chemed Corp.	26	8,217
Cigna Corp.	319	57,235
Community Health Systems, Inc.*	60	200
CorVel Corp.*	14	803
Cross Country Healthcare, Inc.*	30	352
CVS Health Corp.	1,339	86,848
DaVita, Inc.*	190	13,353
Diplomat Pharmacy, Inc.*	40	831
Encompass Health Corp.	130	9,832
Ensign Group, Inc. (The)	60	2,164
Envision Healthcare Corp.*	159	7,037

See Notes to Financial Statements.

PGIM Day One Underlying Funds	119

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)
Express Scripts Holding Co.*	746	$59,277
HCA Healthcare, Inc.	369	45,841
HealthEquity, Inc.*	70	5,285
Henry Schein, Inc.*	208	16,517
Humana, Inc.	185	58,123
Laboratory Corp. of America Holdings*	135	23,671
LHC Group, Inc.*	49	4,218
LifePoint Health, Inc.*	50	3,240
Magellan Health, Inc.*	34	2,474
McKesson Corp.	271	34,038
MEDNAX, Inc.*	120	5,135
Molina Healthcare, Inc.*	60	6,245
Owens & Minor, Inc.	30	566
Patterson Cos., Inc.	74	1,814
Providence Service Corp. (The)*	16	1,121
Quest Diagnostics, Inc.	184	19,821
Quorum Health Corp.*	50	242
Select Medical Holdings Corp.*	100	2,080
Tenet Healthcare Corp.*	100	3,763
Tivity Health, Inc.*	28	944
UnitedHealth Group, Inc.	1,261	319,310
Universal Health Services, Inc. (Class B Stock)	120	14,652
US Physical Therapy, Inc.	20	2,095
WellCare Health Plans, Inc.*	60	16,045

		1,087,927

Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc.*	230	2,815
Cerner Corp.*	420	26,074
Computer Programs & Systems, Inc.	20	624
HealthStream, Inc.	20	562
HMS Holdings Corp.*	70	1,675
Medidata Solutions, Inc.*	85	6,316
Omnicell, Inc.*	50	2,975
Quality Systems, Inc.*	30	604
Tabula Rasa HealthCare, Inc.*	20	1,165

		42,810

Hotels, Restaurants & Leisure 1.7%
Belmond Ltd. (United Kingdom) (Class A Stock)*	40	450
BJ’s Restaurants, Inc.	20	1,265
Boyd Gaming Corp.	102	3,810

See Notes to Financial Statements.

120

Description	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
Brinker International, Inc.	50	$2,358
Carnival Corp.	540	31,990
Cheesecake Factory, Inc. (The)	50	2,801
Chipotle Mexican Grill, Inc.*	35	15,178
Churchill Downs, Inc.	19	5,433
Chuy’s Holdings, Inc.*	20	633
Cracker Barrel Old Country Store, Inc.	32	4,688
Darden Restaurants, Inc.	170	18,180
Dave & Buster’s Entertainment, Inc.*	50	2,457
Dine Brands Global, Inc.	20	1,421
Domino’s Pizza, Inc.	58	15,234
Dunkin’ Brands Group, Inc.	112	7,799
El Pollo Loco Holdings, Inc.*	31	360
Fiesta Restaurant Group, Inc.*	30	872
Hilton Worldwide Holdings, Inc.	363	28,554
ILG, Inc.	136	4,669
International Speedway Corp. (Class A Stock)	20	866
Jack in the Box, Inc.	34	2,864
Marriott International, Inc. (Class A Stock)	395	50,497
Marriott Vacations Worldwide Corp.	30	3,573
McDonald’s Corp.	1,028	161,951
MGM Resorts International	632	19,826
Monarch Casino & Resort, Inc.*	20	953
Norwegian Cruise Line Holdings Ltd.*	276	13,808
Papa John’s International, Inc.	36	1,511
Penn National Gaming, Inc.*	110	3,525
Red Robin Gourmet Burgers, Inc.*	10	473
Royal Caribbean Cruises Ltd.	220	24,807
Ruth’s Hospitality Group, Inc.	30	869
Scientific Games Corp.*	80	3,844
Shake Shack, Inc. (Class A Stock)*	20	1,247
Six Flags Entertainment Corp.	110	7,144
Sonic Corp.	40	1,406
Starbucks Corp.	1,801	94,354
Texas Roadhouse, Inc.	80	5,027
Wendy’s Co. (The)	220	3,670
Wingstop, Inc.	30	1,480
Wyndham Hotels & Resorts, Inc.	130	7,540
Wyndham Worldwide Corp.	130	5,996
Wynn Resorts Ltd.	118	19,680
Yum! Brands, Inc.	427	33,857

		618,920

See Notes to Financial Statements.

PGIM Day One Underlying Funds	121

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Household Durables 0.4%
Cavco Industries, Inc.*	14	$2,974
D.R. Horton, Inc.	450	19,665
Ethan Allen Interiors, Inc.	20	450
Garmin Ltd.	146	9,118
Helen of Troy Ltd.*	40	4,582
Installed Building Products, Inc.*	20	1,092
iRobot Corp.*	35	2,774
KB Home	80	1,900
La-Z-Boy, Inc.	50	1,525
Leggett & Platt, Inc.	180	7,843
Lennar Corp. (Class A Stock)	362	18,922
LGI Homes, Inc.*	20	1,034
M/I Homes, Inc.*	20	517
MDC Holdings, Inc.	44	1,278
Meritage Homes Corp.*	40	1,726
Mohawk Industries, Inc.*	90	16,952
Newell Brands, Inc.	626	16,395
NVR, Inc.*	5	13,797
PulteGroup, Inc.	330	9,402
Tempur Sealy International, Inc.*	70	3,421
Toll Brothers, Inc.	180	6,347
TopBuild Corp.*	50	3,714
TRI Pointe Group, Inc.*	195	2,763
Tupperware Brands Corp.	80	2,937
Universal Electronics, Inc.*	10	349
Whirlpool Corp.	86	11,274
William Lyon Homes (Class A Stock)*	15	327

		163,078

Household Products 1.2%
Central Garden & Pet Co.*	20	863
Central Garden & Pet Co. (Class A Stock)*	30	1,204
Church & Dwight Co., Inc.	327	18,279
Clorox Co. (The)	176	23,790
Colgate-Palmolive Co.	1,140	76,391
Energizer Holdings, Inc.	76	4,840
Kimberly-Clark Corp.	462	52,603
Procter & Gamble Co. (The)	3,292	266,257
WD-40 Co.	19	3,043

		447,270

See Notes to Financial Statements.

122

Description	Shares	Value
COMMON STOCKS (Continued)

Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	930	$12,425
NRG Energy, Inc.	370	11,718

		24,143

Industrial Conglomerates 1.4%
3M Co.	780	165,610
Carlisle Cos., Inc.	85	10,441
General Electric Co.	11,310	154,155
Honeywell International, Inc.	986	157,415
Raven Industries, Inc.	40	1,552
Roper Technologies, Inc.	138	41,662

		530,835

Insurance 2.5%
Aflac, Inc.	1,008	46,912
Alleghany Corp.	21	13,215
Allstate Corp. (The)	460	43,755
Ambac Financial Group, Inc.*	55	1,123
American Equity Investment Life Holding Co.	100	3,573
American Financial Group, Inc.	98	11,044
American International Group, Inc.	1,180	65,148
AMERISAFE, Inc.	22	1,382
Aon PLC	322	46,223
Arthur J. Gallagher & Co.	240	17,124
Aspen Insurance Holdings Ltd. (Bermuda)	80	3,236
Assurant, Inc.	80	8,824
Brighthouse Financial, Inc.*	140	6,080
Brown & Brown, Inc.	300	8,778
Chubb Ltd.	612	85,509
Cincinnati Financial Corp.	194	14,672
CNO Financial Group, Inc.	170	3,459
eHealth, Inc.*	30	712
Employers Holdings, Inc.	36	1,672
Everest Re Group Ltd.	56	12,228
First American Financial Corp.	150	8,400
Genworth Financial, Inc. (Class A Stock)*	550	2,530
Hanover Insurance Group, Inc. (The)	58	7,274
Hartford Financial Services Group, Inc. (The)	480	25,296
HCI Group, Inc.	14	599
Horace Mann Educators Corp.	40	1,748
James River Group Holdings Ltd.	35	1,449
Kemper Corp.	81	6,464

See Notes to Financial Statements.

PGIM Day One Underlying Funds	123

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Insurance (cont’d.)
Lincoln National Corp.	280	$19,068
Loews Corp.	336	17,062
Maiden Holdings Ltd.	30	261
Marsh & McLennan Cos., Inc.	662	55,184
Mercury General Corp.	40	2,057
MetLife, Inc.	1,340	61,292
Navigators Group, Inc. (The)	30	1,810
Old Republic International Corp.	290	6,180
Primerica, Inc.	70	8,036
Principal Financial Group, Inc.	360	20,909
ProAssurance Corp.	60	2,478
Progressive Corp. (The)	768	46,088
Prudential Financial, Inc.	550	55,500
Reinsurance Group of America, Inc.	92	13,018
RenaissanceRe Holdings Ltd. (Bermuda)	51	6,724
RLI Corp.	60	4,486
Safety Insurance Group, Inc.	18	1,649
Selective Insurance Group, Inc.	80	4,784
Stewart Information Services Corp.	23	1,045
Third Point Reinsurance Ltd. (Bermuda)*	80	1,008
Torchmark Corp.	150	13,210
Travelers Cos., Inc. (The)	358	46,590
United Fire Group, Inc.	20	1,206
United Insurance Holdings Corp.	30	623
Universal Insurance Holdings, Inc.	30	1,332
Unum Group	275	10,926
Willis Towers Watson PLC	176	28,058
WR Berkley Corp.	132	10,007
XL Group Ltd. (Bermuda)	342	19,231

		908,251

Internet & Direct Marketing Retail 3.5%
Amazon.com, Inc.*	527	936,711
Booking Holdings, Inc.*	64	129,838
Expedia Group, Inc.	161	21,548
FTD Cos., Inc.*	20	72
Netflix, Inc.*	572	193,021
Nutrisystem, Inc.	40	1,600
PetMed Express, Inc.	20	743
Shutterfly, Inc.*	47	3,866
TripAdvisor, Inc.*	150	8,699

		1,296,098

See Notes to Financial Statements.

124

Description	Shares	Value
COMMON STOCKS (Continued)

Internet Software & Services 4.4%
Akamai Technologies, Inc.*	230	$17,310
Alarm.com Holdings, Inc.*	30	1,286
Alphabet, Inc. (Class A Stock)*	394	483,525
Alphabet, Inc. (Class C Stock)*	398	484,469
Blucora, Inc.*	60	2,085
Cars.com, Inc.*	83	2,355
eBay, Inc.*	1,200	40,140
Facebook, Inc. (Class A Stock)*	3,145	542,764
j2 Global, Inc.	61	5,175
Liquidity Services, Inc.*	50	353
LivePerson, Inc.*	50	1,160
LogMeIn, Inc.	67	5,430
NIC, Inc.	30	492
QuinStreet, Inc.*	90	1,193
Shutterstock, Inc.*	20	921
SPS Commerce, Inc.*	28	2,402
Stamps.com, Inc.*	23	6,003
Twitter, Inc.*	850	27,090
VeriSign, Inc.*	129	18,735
XO Group, Inc.*	60	1,691

		1,644,579

IT Services 4.1%
Accenture PLC (Class A Stock)	848	135,112
Acxiom Corp.*	100	4,054
Alliance Data Systems Corp.	65	14,617
Automatic Data Processing, Inc.	582	78,564
Broadridge Financial Solutions, Inc.	158	17,851
CACI International, Inc. (Class A Stock)*	36	6,307
Cardtronics PLC (Class A Stock)*	34	861
Cognizant Technology Solutions Corp. (Class A Stock)	780	63,570
Convergys Corp.	120	2,952
CoreLogic, Inc.*	110	5,357
CSG Systems International, Inc.	30	1,220
DXC Technology Co.	383	32,455
EVERTEC, Inc. (Puerto Rico)	60	1,398
ExlService Holdings, Inc.*	54	3,221
Fidelity National Information Services, Inc.	441	45,480
Fiserv, Inc.*	550	41,514
FleetCor Technologies, Inc.*	124	26,908
Gartner, Inc.*	121	16,387
Global Payments, Inc.	207	23,302

See Notes to Financial Statements.

PGIM Day One Underlying Funds	125

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

IT Services (cont’d.)
International Business Machines Corp.	1,125	$163,046
Jack Henry & Associates, Inc.	100	13,470
Leidos Holdings, Inc.	190	13,000
ManTech International Corp. (Class A Stock)	36	2,155
Mastercard, Inc. (Class A Stock)	1,206	238,788
MAXIMUS, Inc.	90	5,833
Paychex, Inc.	424	29,265
PayPal Holdings, Inc.*	1,472	120,910
Perficient, Inc.*	30	790
Perspecta, Inc.	181	3,928
Sabre Corp.	315	7,755
Science Applications International Corp.	50	4,219
Sykes Enterprises, Inc.*	40	1,186
Teradata Corp.*	170	6,509
Total System Services, Inc.	230	21,054
Travelport Worldwide Ltd.	160	3,024
TTEC Holdings, Inc.	20	643
Virtusa Corp.*	40	2,113
Visa, Inc. (Class A Stock)	2,343	320,382
Western Union Co. (The)	590	11,894
WEX, Inc.*	53	10,061

		1,501,155

Leisure Products 0.1%
Brunswick Corp.	120	7,716
Callaway Golf Co.	90	1,732
Hasbro, Inc.	150	14,941
Mattel, Inc.	410	6,507
Nautilus, Inc.*	30	427
Polaris Industries, Inc.	80	8,434
Sturm Ruger & Co., Inc.	18	976
Vista Outdoor, Inc.*	60	974

		41,707

Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	420	27,737
Bio-Rad Laboratories, Inc. (Class A Stock)*	30	9,200
Bio-Techne Corp.	57	9,156
Cambrex Corp.*	36	2,250
Charles River Laboratories International, Inc.*	70	8,701
Illumina, Inc.*	196	63,575
IQVIA Holdings, Inc.*	215	26,217

See Notes to Financial Statements.

126

Description	Shares	Value
COMMON STOCKS (Continued)

Life Sciences Tools & Services (cont’d.)
Luminex Corp.	43	$1,456
Mettler-Toledo International, Inc.*	34	20,145
PerkinElmer, Inc.	148	11,719
PRA Health Sciences, Inc.*	72	7,570
Syneos Health, Inc.*	85	4,188
Thermo Fisher Scientific, Inc.	532	124,770
Waters Corp.*	103	20,319

		337,003

Machinery 1.8%
Actuant Corp. (Class A Stock)	50	1,428
AGCO Corp.	90	5,672
Alamo Group, Inc.	10	930
Albany International Corp. (Class A Stock)	50	3,308
Astec Industries, Inc.	20	983
Barnes Group, Inc.	70	4,750
Briggs & Stratton Corp.	20	354
Caterpillar, Inc.	786	113,027
Chart Industries, Inc.*	38	2,967
CIRCOR International, Inc.	16	710
Crane Co.	64	5,796
Cummins, Inc.	206	29,419
Deere & Co.	431	62,404
Donaldson Co., Inc.	160	7,632
Dover Corp.	202	16,762
EnPro Industries, Inc.	30	2,292
ESCO Technologies, Inc.	30	1,868
Federal Signal Corp.	60	1,425
Flowserve Corp.	160	7,093
Fortive Corp.	400	32,832
Franklin Electric Co., Inc.	43	2,126
Graco, Inc.	216	9,966
Greenbrier Cos., Inc. (The)	40	2,266
Harsco Corp.*	80	2,028
Hillenbrand, Inc.	74	3,715
IDEX Corp.	100	15,358
Illinois Tool Works, Inc.	405	58,049
Ingersoll-Rand PLC	326	32,114
ITT, Inc.	120	6,800
John Bean Technologies Corp.	40	4,424
Kennametal, Inc.	90	3,506
Lincoln Electric Holdings, Inc.	76	7,139

See Notes to Financial Statements.

PGIM Day One Underlying Funds	127

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Machinery (cont’d.)
Lindsay Corp.	15	$1,412
Lydall, Inc.*	10	464
Mueller Industries, Inc.	50	1,656
Nordson Corp.	66	8,851
Oshkosh Corp.	100	7,525
PACCAR, Inc.	460	30,231
Parker-Hannifin Corp.	174	29,415
Pentair PLC (United Kingdom)	210	9,376
Proto Labs, Inc.*	37	4,612
Snap-on, Inc.	75	12,719
SPX Corp.*	50	1,855
SPX FLOW, Inc.*	60	2,851
Standex International Corp.	16	1,658
Stanley Black & Decker, Inc.	204	30,492
Tennant Co.	18	1,464
Terex Corp.	90	3,971
Timken Co. (The)	100	4,925
Titan International, Inc.	42	445
Toro Co. (The)	150	9,028
Trinity Industries, Inc.	190	7,239
Wabash National Corp.	30	594
Wabtec Corp.	115	12,687
Watts Water Technologies, Inc. (Class A Stock)	35	2,994
Woodward, Inc.	70	5,825
Xylem, Inc.	230	17,609

		659,041

Marine 0.0%
Kirby Corp.*	72	6,008
Matson, Inc.	40	1,440

		7,448

Media 2.0%
AMC Networks, Inc. (Class A Stock)*	70	4,220
Cable One, Inc.	13	9,410
CBS Corp. (Class B Stock)	440	23,175
Charter Communications, Inc. (Class A Stock)*	243	74,013
Cinemark Holdings, Inc.	135	4,849
Comcast Corp. (Class A Stock)	6,006	214,895
Discovery, Inc. (Class A Stock)*	200	5,316
Discovery, Inc. (Class C Stock)*	440	10,802
DISH Network Corp. (Class A Stock)*	300	9,468

See Notes to Financial Statements.

128

Description	Shares	Value
COMMON STOCKS (Continued)

Media (cont’d.)
EW Scripps Co. (The) (Class A Stock)	30	$393
Gannett Co., Inc.	140	1,480
Interpublic Group of Cos., Inc. (The)	500	11,275
John Wiley & Sons, Inc. (Class A Stock)	60	3,789
Live Nation Entertainment, Inc.*	180	8,870
Marcus Corp. (The)	20	771
Meredith Corp.	60	3,189
New Media Investment Group, Inc.	30	540
New York Times Co. (The) (Class A Stock)	160	3,968
News Corp. (Class A Stock)	450	6,781
News Corp. (Class B Stock)	150	2,295
Omnicom Group, Inc.	300	20,649
Scholastic Corp.	30	1,253
TEGNA, Inc.	220	2,427
Twenty-First Century Fox, Inc. (Class A Stock)	1,370	61,650
Twenty-First Century Fox, Inc. (Class B Stock)	580	25,764
Viacom, Inc. (Class B Stock)	460	13,363
Walt Disney Co. (The)	1,949	221,328
World Wrestling Entertainment, Inc. (Class A Stock)	60	4,747

		750,680

Metals & Mining 0.4%
AK Steel Holding Corp.*	290	1,343
Allegheny Technologies, Inc.*	155	4,309
Carpenter Technology Corp.	60	3,286
Century Aluminum Co.*	40	513
Commercial Metals Co.	150	3,351
Compass Minerals International, Inc.	40	2,714
Freeport-McMoRan, Inc.	1,720	28,380
Haynes International, Inc.	16	679
Kaiser Aluminum Corp.	20	2,233
Materion Corp.	20	1,254
Newmont Mining Corp.	690	25,309
Nucor Corp.	426	28,512
Olympic Steel, Inc.	20	442
Reliance Steel & Aluminum Co.	90	8,118
Royal Gold, Inc.	98	8,292
Steel Dynamics, Inc.	310	14,598
SunCoke Energy, Inc.*	40	456
TimkenSteel Corp.*	30	417

See Notes to Financial Statements.

PGIM Day One Underlying Funds	129

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
United States Steel Corp.	230	$8,379
Worthington Industries, Inc.	50	2,341

		144,926

Mortgage Real Estate Investment Trusts (REITs) 0.0%
Apollo Commercial Real Estate Finance, Inc.	100	1,909
ARMOUR Residential REIT, Inc.	30	713
Capstead Mortgage Corp.	40	335
Granite Point Mortgage Trust, Inc.	50	950
Invesco Mortgage Capital, Inc.	110	1,825
New York Mortgage Trust, Inc.	110	683
PennyMac Mortgage Investment Trust	50	964
Redwood Trust, Inc.	90	1,513

		8,892

Multiline Retail 0.5%
Big Lots, Inc.	50	2,171
Dillard’s, Inc. (Class A Stock)	30	2,408
Dollar General Corp.	340	33,371
Dollar Tree, Inc.*	311	28,388
J.C. Penney Co., Inc.*	140	343
Kohl’s Corp.	230	16,990
Macy’s, Inc.	390	15,495
Nordstrom, Inc.	156	8,176
Ollie’s Bargain Outlet Holdings, Inc.*	70	4,865
Target Corp.	704	56,799

		169,006

Multi-Utilities 0.9%
Ameren Corp.	320	19,859
Avista Corp.	90	4,552
Black Hills Corp.	80	4,798
CenterPoint Energy, Inc.	544	15,493
CMS Energy Corp.	370	17,886
Consolidated Edison, Inc.	412	32,519
Dominion Energy, Inc.	862	61,814
DTE Energy Co.	241	26,158
MDU Resources Group, Inc.	230	6,670
NiSource, Inc.	410	10,734
NorthWestern Corp.	70	4,153
Public Service Enterprise Group, Inc.	660	34,029

See Notes to Financial Statements.

130

Description	Shares	Value
COMMON STOCKS (Continued)

Multi-Utilities (cont’d.)
SCANA Corp.	170	$6,798
Sempra Energy	334	38,607
Vectren Corp.	110	7,862
WEC Energy Group, Inc.	410	27,212

		319,144

Oil, Gas & Consumable Fuels 4.9%
Anadarko Petroleum Corp.	670	49,011
Andeavor	190	28,511
Apache Corp.	510	23,460
Bonanza Creek Energy, Inc.*	30	1,116
Cabot Oil & Gas Corp.	590	13,865
Callon Petroleum Co.*	215	2,313
Carrizo Oil & Gas, Inc.*	110	3,100
Chesapeake Energy Corp.*	1,130	5,334
Chevron Corp.	2,504	316,180
Cimarex Energy Co.	136	13,410
Cloud Peak Energy, Inc.*	75	196
CNX Resources Corp.*	200	3,256
Concho Resources, Inc.*	250	36,463
ConocoPhillips	1,542	111,286
CONSOL Energy, Inc.*	25	1,041
Denbury Resources, Inc.*	420	1,894
Devon Energy Corp.	680	30,607
Energen Corp.*	130	9,643
EOG Resources, Inc.	759	97,865
EQT Corp.	340	16,891
Exxon Mobil Corp.	5,557	452,951
Green Plains, Inc.	20	332
Gulfport Energy Corp.*	130	1,496
Hess Corp.	340	22,314
HighPoint Resources Corp.*	75	491
HollyFrontier Corp.	230	17,153
Kinder Morgan, Inc.	2,440	43,383
Marathon Oil Corp.	1,070	22,598
Marathon Petroleum Corp.	604	48,821
Matador Resources Co.*	115	3,853
Murphy Oil Corp.	200	6,652
Newfield Exploration Co.*	240	6,893
Noble Energy, Inc.	640	23,098
Oasis Petroleum, Inc.*	300	3,666
Occidental Petroleum Corp.	1,004	84,266

See Notes to Financial Statements.

PGIM Day One Underlying Funds	131

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
ONEOK, Inc.	550	$38,742
Par Pacific Holdings, Inc.*	20	350
PBF Energy, Inc. (Class A Stock)	145	6,772
PDC Energy, Inc.*	90	5,668
Penn Virginia Corp.*	20	1,690
Phillips 66	557	68,700
Pioneer Natural Resources Co.	231	43,721
QEP Resources, Inc.*	300	3,117
Range Resources Corp.	280	4,320
Renewable Energy Group, Inc.*	40	682
REX American Resources Corp.*	6	462
Ring Energy, Inc.*	50	618
SM Energy Co.	135	3,714
Southwestern Energy Co.*	640	3,290
SRC Energy, Inc.*	300	3,396
Valero Energy Corp.	568	67,223
Williams Cos., Inc. (The)	1,056	31,416
World Fuel Services Corp.	60	1,670
WPX Energy, Inc.*	470	8,822

		1,797,782

Paper & Forest Products 0.0%
Boise Cascade Co.	40	1,730
Clearwater Paper Corp.*	10	226
Domtar Corp.	80	3,858
KapStone Paper & Packaging Corp.	110	3,826
Louisiana-Pacific Corp.	180	4,845
Neenah, Inc.	20	1,756
P.H. Glatfelter Co.	20	327
Schweitzer-Mauduit International, Inc.	30	1,245

		17,813

Personal Products 0.2%
Avon Products, Inc. (United Kingdom)*	200	318
Coty, Inc. (Class A Stock)	550	7,376
Edgewell Personal Care Co.*	80	4,309
Estee Lauder Cos., Inc. (The) (Class A Stock)	296	39,942
Inter Parfums, Inc.	20	1,204
Medifast, Inc.	18	3,090
Nu Skin Enterprises, Inc. (Class A Stock)	77	5,609

		61,848

See Notes to Financial Statements.

132

Description	Shares	Value
COMMON STOCKS (Continued)

Pharmaceuticals 4.0%
Akorn, Inc.*	88	$1,630
Allergan PLC	450	82,840
Amphastar Pharmaceuticals, Inc.*	20	349
ANI Pharmaceuticals, Inc.*	10	670
Bristol-Myers Squibb Co.	2,140	125,725
Catalent, Inc.*	175	7,297
Corcept Therapeutics, Inc.*	90	1,182
Depomed, Inc.*	30	266
Eli Lilly & Co.	1,260	124,501
Endo International PLC*	260	3,234
Innoviva, Inc.*	40	566
Johnson & Johnson	3,519	466,338
Lannett Co., Inc.*	20	255
Mallinckrodt PLC*	90	2,111
Medicines Co. (The)*	70	2,781
Merck & Co., Inc.	3,527	232,323
Mylan NV*	676	25,222
Nektar Therapeutics*	200	10,520
Perrigo Co. PLC	180	14,494
Pfizer, Inc.	7,648	305,385
Phibro Animal Health Corp. (Class A Stock)	20	958
Prestige Brands Holdings, Inc.*	80	2,858
Supernus Pharmaceuticals, Inc.*	70	3,706
Zoetis, Inc.	640	55,347

		1,470,558

Professional Services 0.4%
ASGN, Inc.*	70	6,321
Dun & Bradstreet Corp. (The)	50	6,294
Equifax, Inc.	157	19,703
Exponent, Inc.	80	3,912
Forrester Research, Inc.	16	740
FTI Consulting, Inc.*	60	4,738
Heidrick & Struggles International, Inc.	20	818
IHS Markit Ltd.*	470	24,924
Insperity, Inc.	60	5,706
Kelly Services, Inc. (Class A Stock)	20	486
Korn/Ferry International	70	4,619
ManpowerGroup, Inc.	83	7,740
Navigant Consulting, Inc.*	20	435
Nielsen Holdings PLC	430	10,131
Resources Connection, Inc.	30	477

See Notes to Financial Statements.

PGIM Day One Underlying Funds	133

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Professional Services (cont’d.)
Robert Half International, Inc.	160	$12,122
TrueBlue, Inc.*	20	541
Verisk Analytics, Inc.*	206	22,788
WageWorks, Inc.*	60	3,168

		135,663

Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	390	19,422
HFF, Inc. (Class A Stock)	40	1,800
Jones Lang LaSalle, Inc.	68	11,629
RE/MAX Holdings, Inc. (Class A Stock)	20	1,016

		33,867

Road & Rail 1.0%
ArcBest Corp.	20	931
Avis Budget Group, Inc.*	90	3,136
CSX Corp.	1,155	81,635
Genesee & Wyoming, Inc. (Class A Stock)*	74	6,364
Heartland Express, Inc.	20	384
J.B. Hunt Transport Services, Inc.	120	14,388
Kansas City Southern	140	16,278
Knight-Swift Transportation Holdings, Inc.	165	5,371
Landstar System, Inc.	60	6,669
Marten Transport Ltd.	33	721
Norfolk Southern Corp.	370	62,530
Old Dominion Freight Line, Inc.	90	13,212
Ryder System, Inc.	80	6,264
Saia, Inc.*	30	2,261
Union Pacific Corp.	1,020	152,888
Werner Enterprises, Inc.	53	1,974

		375,006

Semiconductors & Semiconductor Equipment 3.6%
Advanced Energy Industries, Inc.*	46	2,817
Advanced Micro Devices, Inc.*(a)	1,040	19,063
Analog Devices, Inc.	498	47,878
Applied Materials, Inc.	1,332	64,775
Axcelis Technologies, Inc.*	30	660
Broadcom, Inc.	534	118,425
Brooks Automation, Inc.	100	3,058
Cabot Microelectronics Corp.	42	5,059

See Notes to Financial Statements.

134

Description	Shares	Value
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
CEVA, Inc.*	16	$482
Cirrus Logic, Inc.*	80	3,461
Cohu, Inc.	40	1,007
Cree, Inc.*	123	5,799
Cypress Semiconductor Corp.	440	7,836
Diodes, Inc.*	50	1,858
DSP Group, Inc.*	40	500
First Solar, Inc.*	110	5,759
FormFactor, Inc.*	75	971
Integrated Device Technology, Inc.*	150	5,165
Intel Corp.	6,111	293,939
KLA-Tencor Corp.	207	24,306
Kopin Corp.*	130	398
Kulicke & Soffa Industries, Inc. (Singapore)	70	1,845
Lam Research Corp.	218	41,560
MaxLinear, Inc.*	50	866
Microchip Technology, Inc.	305	28,496
Micron Technology, Inc.*	1,524	80,452
MKS Instruments, Inc.	75	7,072
Monolithic Power Systems, Inc.	55	7,297
Nanometrics, Inc.*	20	753
NVIDIA Corp.	797	195,153
PDF Solutions, Inc.*	30	315
Photronics, Inc.*	60	540
Power Integrations, Inc.	33	2,360
Qorvo, Inc.*	164	13,409
QUALCOMM, Inc.	1,936	124,078
Rambus, Inc.*	80	989
Rudolph Technologies, Inc.*	30	858
Semtech Corp.*	90	4,271
Silicon Laboratories, Inc.*	60	5,715
Skyworks Solutions, Inc.	240	22,699
SolarEdge Technologies, Inc.*	60	3,195
Synaptics, Inc.*	40	2,004
Teradyne, Inc.	250	10,812
Texas Instruments, Inc.	1,281	142,601
Ultra Clean Holdings, Inc.*	35	470
Veeco Instruments, Inc.*	25	366
Versum Materials, Inc.	140	5,397
Xilinx, Inc.	344	24,792
Xperi Corp.	20	333

		1,341,914

See Notes to Financial Statements.

PGIM Day One Underlying Funds	135

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Software 5.5%
8x8, Inc.*	90	$1,795
ACI Worldwide, Inc.*	130	3,359
Activision Blizzard, Inc.	1,000	73,420
Adobe Systems, Inc.*	648	158,553
Agilysys, Inc.*	40	658
ANSYS, Inc.*	117	19,759
Autodesk, Inc.*	292	37,504
Blackbaud, Inc.	70	6,987
Bottomline Technologies de, Inc.*	40	2,156
CA, Inc.	400	17,684
Cadence Design Systems, Inc.*	360	15,872
CDK Global, Inc.	160	9,992
Citrix Systems, Inc.*	170	18,695
CommVault Systems, Inc.*	50	3,245
Ebix, Inc.	28	2,222
Electronic Arts, Inc.*	409	52,659
Fair Isaac Corp.*	43	8,663
Fortinet, Inc.*	190	11,953
Intuit, Inc.	326	66,582
Manhattan Associates, Inc.*	100	4,812
Microsoft Corp.	10,071	1,068,332
MicroStrategy, Inc. (Class A Stock)*	16	2,082
Monotype Imaging Holdings, Inc.	44	909
OneSpan, Inc.*	30	489
Oracle Corp.	3,912	186,524
Progress Software Corp.	48	1,766
PTC, Inc.*	160	14,706
Qualys, Inc.*	38	3,310
Red Hat, Inc.*	238	33,613
salesforce.com, Inc.*	932	127,824
Symantec Corp.	770	15,569
Synopsys, Inc.*	190	16,992
Take-Two Interactive Software, Inc.*	150	16,953
TiVo Corp.	100	1,215
Tyler Technologies, Inc.*	46	10,349
Ultimate Software Group, Inc. (The)*	43	11,906

		2,029,109

Specialty Retail 2.2%
Aaron’s, Inc.	80	3,465
Abercrombie & Fitch Co. (Class A Stock)	60	1,421
Advance Auto Parts, Inc.	103	14,547

See Notes to Financial Statements.

136

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
American Eagle Outfitters, Inc.	200	$5,036
Asbury Automotive Group, Inc.*	26	1,828
Ascena Retail Group, Inc.*	70	258
AutoNation, Inc.*	79	3,834
AutoZone, Inc.*	35	24,693
Barnes & Noble Education, Inc.*	40	225
Barnes & Noble, Inc.	40	244
Bed Bath & Beyond, Inc.	190	3,559
Best Buy Co., Inc.	326	24,460
Big 5 Sporting Goods Corp.	30	193
Buckle, Inc. (The)	20	481
Caleres, Inc.	43	1,440
CarMax, Inc.*	230	17,176
Cato Corp. (The) (Class A Stock)	20	498
Chico’s FAS, Inc.	60	522
Children’s Place, Inc. (The)	20	2,458
Dick’s Sporting Goods, Inc.	110	3,755
DSW, Inc. (Class A Stock)	70	1,921
Express, Inc.*	30	289
Five Below, Inc.*	80	7,773
Foot Locker, Inc.	160	7,810
Francesca’s Holdings Corp.*	30	244
GameStop Corp. (Class A Stock)	90	1,297
Gap, Inc. (The)	280	8,448
Genesco, Inc.*	30	1,221
Group 1 Automotive, Inc.	20	1,400
Guess?, Inc.	50	1,133
Haverty Furniture Cos., Inc.	20	396
Hibbett Sports, Inc.*	10	229
Home Depot, Inc. (The)	1,511	298,453
Kirkland’s, Inc.*	30	341
L Brands, Inc.	320	10,134
Lithia Motors, Inc. (Class A Stock)	30	2,671
Lowe’s Cos., Inc.	1,084	107,685
Lumber Liquidators Holdings, Inc.*	30	580
MarineMax, Inc.*	26	487
Michaels Cos., Inc. The*	140	2,857
Monro, Inc.	43	2,900
Murphy USA, Inc.*	40	3,170
Office Depot, Inc.	430	1,079
O’Reilly Automotive, Inc.*	108	33,048
Rent-A-Center, Inc.*	40	594
RH*	30	4,076

See Notes to Financial Statements.

PGIM Day One Underlying Funds	137

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Ross Stores, Inc.	506	$44,240
Sally Beauty Holdings, Inc.*	112	1,847
Shoe Carnival, Inc.	20	627
Signet Jewelers Ltd.	70	4,042
Sleep Number Corp.*	40	1,140
Sonic Automotive, Inc. (Class A Stock)	20	407
Tailored Brands, Inc.	60	1,210
Tiffany & Co.	132	18,158
Tile Shop Holdings, Inc.	30	249
TJX Cos., Inc. (The)	830	80,726
Tractor Supply Co.	160	12,486
Ulta Beauty, Inc.*	78	19,062
Urban Outfitters, Inc.*	100	4,440
Vitamin Shoppe, Inc.*	20	167
Williams-Sonoma, Inc.	100	5,849
Zumiez, Inc.*	20	453

		805,432

Technology Hardware, Storage & Peripherals 3.8%
3D Systems Corp.*	140	1,704
Apple, Inc.	6,440	1,225,468
Cray, Inc.*	30	748
Diebold Nixdorf, Inc.	40	454
Electronics For Imaging, Inc.*	50	1,706
Hewlett Packard Enterprise Co.	1,934	29,861
HP, Inc.	2,130	49,160
NCR Corp.*	134	3,741
NetApp, Inc.	360	27,907
Seagate Technology PLC	380	19,996
Super Micro Computer, Inc.*	20	442
Western Digital Corp.	392	27,499
Xerox Corp.	277	7,194

		1,395,880

Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc.	60	6,290
Crocs, Inc.*	50	906
Deckers Outdoor Corp.*	51	5,754
Fossil Group, Inc.*	40	1,048
G-III Apparel Group Ltd.*	40	1,828
Hanesbrands, Inc.	423	9,416
Michael Kors Holdings Ltd.*	190	12,679

See Notes to Financial Statements.

138

Description	Shares	Value
COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods (cont’d.)
Movado Group, Inc.	20	$996
NIKE, Inc. (Class B Stock)	1,678	129,055
Oxford Industries, Inc.	20	1,842
Perry Ellis International, Inc.*	20	561
PVH Corp.	108	16,580
Ralph Lauren Corp.	80	10,798
Skechers U.S.A., Inc. (Class A Stock)*	160	4,435
Steven Madden Ltd.	80	4,324
Tapestry, Inc.	388	18,283
Under Armour, Inc. (Class A Stock)*	210	4,194
Under Armour, Inc. (Class C Stock)*	220	4,123
Unifi, Inc.*	20	603
Vera Bradley, Inc.*	30	399
VF Corp.	433	39,866
Wolverine World Wide, Inc.	110	3,892

		277,872

Thrifts & Mortgage Finance 0.1%
BofI Holding, Inc.*	64	2,497
Dime Community Bancshares, Inc.	30	516
HomeStreet, Inc.*	10	296
LendingTree, Inc.*	11	2,627
Meta Financial Group, Inc.	14	1,252
New York Community Bancorp, Inc.	620	6,677
NMI Holdings, Inc. (Class A Stock)*	55	1,150
Northfield Bancorp, Inc.	30	500
Northwest Bancshares, Inc.	80	1,442
Oritani Financial Corp.	30	480
Provident Financial Services, Inc.	50	1,277
TrustCo Bank Corp. NY	50	455
Walker & Dunlop, Inc.	32	1,896
Washington Federal, Inc.	110	3,690

		24,755

Tobacco 0.9%
Altria Group, Inc.	2,490	146,113
Philip Morris International, Inc.	2,048	176,742
Universal Corp.	38	2,626

		325,481

See Notes to Financial Statements.

PGIM Day One Underlying Funds	139

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Trading Companies & Distributors 0.2%
Applied Industrial Technologies, Inc.	60	$4,479
DXP Enterprises, Inc.*	20	827
Fastenal Co.	370	21,064
GATX Corp.	60	4,940
Kaman Corp.	30	1,987
MSC Industrial Direct Co., Inc. (Class A Stock)	70	5,924
NOW, Inc.*	90	1,345
United Rentals, Inc.*	116	17,261
Veritiv Corp.*	6	230
W.W. Grainger, Inc.	73	25,299
Watsco, Inc.	45	7,763

		91,119

Water Utilities 0.1%
American States Water Co.	50	3,006
American Water Works Co., Inc.	238	21,003
Aqua America, Inc.	220	8,127
California Water Service Group	50	2,055

		34,191

Wireless Telecommunication Services 0.0%
Spok Holdings, Inc.	30	435
Telephone & Data Systems, Inc.	120	3,030

		3,465

TOTAL COMMON STOCKS (cost $29,690,596)		34,698,536

EXCHANGE TRADED FUNDS 1.7%
iShares Core S&P Mid-Cap ETF	306	60,618
iShares Core S&P Small-Cap ETF	410	35,326
SPDR S&P 500 ETF Trust	1,908	536,778

TOTAL EXCHANGE TRADED FUNDS (cost $525,020)		632,722

TOTAL LONG-TERM INVESTMENTS (cost $30,215,616)		35,331,258

See Notes to Financial Statements.

140

Description					Shares	Value
SHORT-TERM INVESTMENTS 4.6%

AFFILIATED MUTUAL FUNDS 4.3%
PGIM Core Ultra Short Bond Fund(w)					1,578,230	$1,578,230
PGIM Institutional Money Market Fund (cost $5,963; includes $5,499 of cash collateral for securities on loan)(b)(w)					5,963	5,964

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,584,193)						1,584,194

	Interest Rate		Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATION 0.3%
U.S. Treasury Bills (cost $99,738)	1.889%	(n)	09/20/18	(k)	100	99,738

TOTAL SHORT-TERM INVESTMENTS (cost $1,683,931)						1,683,932

TOTAL INVESTMENTS 100.0% (cost $31,899,547)						37,015,190
Other assets in excess of liabilities(z) 0.0%						4,771

NET ASSETS 100.0%						$37,019,961

See the Glossary for abbreviations used in the annual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,499; cash collateral of $5,955 (including in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

PGIM Day One Underlying Funds	141

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2018

Futures contracts outstanding at July 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
10	S&P 500 E-Mini Index	Sep. 2018	$1,408,550	$14,325
1	S&P Mid Cap 400 E-Mini Index	Sep. 2018	198,600	(2,032)

				$12,293

A security with a market value of $99,738 has been segregated with Morgan Stanley to cover requirements for open futures contracts at July 31, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$914,976	$—	$—
Air Freight & Logistics	232,970	—	—
Airlines	159,322	—	—
Auto Components	92,644	—	—
Automobiles	130,788	—	—
Banks	2,254,674	—	—
Beverages	569,640	—	—
Biotechnology	864,188	—	—
Building Products	129,998	—	—
Capital Markets	1,008,101	—	—
Chemicals	692,646	—	—
Commercial Services & Supplies	175,214	—	—
Communications Equipment	353,674	—	—
Construction & Engineering	58,351	—	—
Construction Materials	43,533	—	—
Consumer Finance	238,287	—	—
Containers & Packaging	131,732	—	—

See Notes to Financial Statements.

142

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Distributors	$42,860	$—	$—
Diversified Consumer Services	32,093	—	—
Diversified Financial Services	508,893	—	—
Diversified Telecommunication Services	616,046	—	—
Electric Utilities	602,579	—	—
Electrical Equipment	202,700	—	—
Electronic Equipment, Instruments & Components	276,019	—	—
Energy Equipment & Services	302,327	—	—
Equity Real Estate Investment Trusts (REITs)	1,104,006	—	—
Food & Staples Retailing	455,944	—	—
Food Products	409,638	—	—
Gas Utilities	58,161	—	—
Health Care Equipment & Supplies	1,111,864	—	—
Health Care Providers & Services	1,087,927	—	—
Health Care Technology	42,810	—	—
Hotels, Restaurants & Leisure	618,920	—	—
Household Durables	163,078	—	—
Household Products	447,270	—	—
Independent Power & Renewable Electricity Producers	24,143	—	—
Industrial Conglomerates	530,835	—	—
Insurance	908,251	—	—
Internet & Direct Marketing Retail	1,296,098	—	—
Internet Software & Services	1,644,579	—	—
IT Services	1,501,155	—	—
Leisure Products	41,707	—	—
Life Sciences Tools & Services	337,003	—	—
Machinery	659,041	—	—
Marine	7,448	—	—
Media	750,680	—	—
Metals & Mining	144,926	—	—
Mortgage Real Estate Investment Trusts (REITs)	8,892	—	—
Multiline Retail	169,006	—	—
Multi-Utilities	319,144	—	—
Oil, Gas & Consumable Fuels	1,797,782	—	—
Paper & Forest Products	17,813	—	—
Personal Products	61,848	—	—
Pharmaceuticals	1,470,558	—	—
Professional Services	135,663	—	—
Real Estate Management & Development	33,867	—	—
Road & Rail	375,006	—	—
Semiconductors & Semiconductor Equipment	1,341,914	—	—
Software	2,029,109	—	—
Specialty Retail	805,432	—	—
Technology Hardware, Storage & Peripherals	1,395,880	—	—
Textiles, Apparel & Luxury Goods	277,872	—	—

See Notes to Financial Statements.

PGIM Day One Underlying Funds	143

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2018

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Thrifts & Mortgage Finance	$24,755	$—	$—
Tobacco	325,481	—	—
Trading Companies & Distributors	91,119	—	—
Water Utilities	34,191	—	—
Wireless Telecommunication Services	3,465	—	—
Exchange Traded Funds	632,722	—	—
Affiliated Mutual Funds	1,584,194	—	—
U.S. Treasury Obligation	—	99,738	—
Other Financial Instruments*
Futures Contracts	12,293	—	—

Total	$36,927,745	$99,738	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2018 were as follows (unaudited):

Banks	6.1%
Software	5.5
Oil, Gas & Consumable Fuels	4.9
Internet Software & Services	4.4
Affiliated Mutual Funds (0.0% represents investments purchased with collateral from securities on loan)	4.3
IT Services	4.1
Pharmaceuticals	4.0
Technology Hardware, Storage & Peripherals	3.8
Semiconductors & Semiconductor Equipment	3.6
Internet & Direct Marketing Retail	3.5
Health Care Equipment & Supplies	3.0
Equity Real Estate Investment Trusts (REITs)	3.0
Health Care Providers & Services	2.9
Capital Markets	2.7
Aerospace & Defense	2.5
Insurance	2.5
Biotechnology	2.3
Specialty Retail	2.2

Media	2.0%
Chemicals	1.9
Machinery	1.8
Exchange Traded Funds	1.7
Hotels, Restaurants & Leisure	1.7
Diversified Telecommunication Services	1.7
Electric Utilities	1.6
Beverages	1.5
Industrial Conglomerates	1.4
Diversified Financial Services	1.4
Food & Staples Retailing	1.2
Household Products	1.2
Food Products	1.1
Road & Rail	1.0
Communications Equipment	1.0
Life Sciences Tools & Services	0.9
Tobacco	0.9
Multi-Utilities	0.9
Energy Equipment & Services	0.8
Textiles, Apparel & Luxury Goods	0.7

See Notes to Financial Statements.

144

Industry Classification (continued):

Electronic Equipment, Instruments & Components	0.7%
Consumer Finance	0.6
Air Freight & Logistics	0.6
Electrical Equipment	0.5
Commercial Services & Supplies	0.5
Multiline Retail	0.5
Household Durables	0.4
Airlines	0.4
Metals & Mining	0.4
Professional Services	0.4
Containers & Packaging	0.4
Automobiles	0.4
Building Products	0.3
U.S. Treasury Obligation	0.3
Auto Components	0.2
Trading Companies & Distributors	0.2
Personal Products	0.2
Construction & Engineering	0.2
Gas Utilities	0.2
Construction Materials	0.1
Distributors	0.1

Health Care Technology	0.1%
Leisure Products	0.1
Water Utilities	0.1
Real Estate Management & Development	0.1
Diversified Consumer Services	0.1
Thrifts & Mortgage Finance	0.1
Independent Power & Renewable Electricity Producers	0.1
Paper & Forest Products	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Marine	0.0	*
Wireless Telecommunication Services	0.0	*

	100.0
Other assets in excess of liabilities	—	*

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of July 31, 2018 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker—variation margin futures	$14,325	*	Due from/to broker—variation margin futures	$2,032	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended July 31, 2018 are as follows:

See Notes to Financial Statements.

PGIM Day One Underlying Funds	145

PGIM QMA US Broad Market Index Fund

Schedule of Investments (continued)

as of July 31, 2018

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$161,472

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$13,918

For the year ended July 31, 2018, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$1,167,071

(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$5,499	$(5,499)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

146

PGIM QMA US Broad Market Index Fund

Statement of Assets & Liabilities

as of July 31, 2018

Assets
Investments at value, including securities on loan of $5,499:
Unaffiliated investments (cost $30,315,354)	$35,430,996
Affiliated investments (cost $1,584,193)	1,584,194
Receivable for Fund shares sold	40,482
Dividends and interest receivable	26,995
Due from broker—variation margin futures	8,730
Due from Manager	3,664

Total Assets	37,095,061

Liabilities
Audit fee payable	24,240
Custodian and accounting fees payable	19,484
Payable for Fund shares reacquired	13,888
Payable to broker for collateral for securities on loan	5,955
Legal fees and expenses payable	4,610
Shareholders’ reports payable	3,603
Payable for investments purchased	2,067
Accrued expenses and other liabilities	1,199
Affiliated transfer agent fee payable	54

Total Liabilities	75,100

Net Assets	$37,019,961

Net assets were comprised of:
Shares of beneficial interest, at par	$2,850
Paid-in capital in excess of par	31,426,146

31,428,996
Undistributed net investment income	292,053
Accumulated net realized gain on investment transactions	170,977
Net unrealized appreciation on investments	5,127,935

Net assets, July 31, 2018	$37,019,961

Class R6
Net asset value, offering price and redemption price per share, ($37,019,961 ÷ 2,850,251 shares of beneficial interest issued and outstanding)	$12.99

See Notes to Financial Statements.

PGIM Day One Underlying Funds	147

PGIM QMA US Broad Market Index Fund

Statement of Operations

Year Ended July 31, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $18 foreign withholding tax)	$520,025
Affiliated dividend income	19,259
Interest income	1,454
Income from securities lending, net (including affiliated income of $11)	36

Total income	540,774

Expenses
Management fee	52,937
Custodian and accounting fees	54,895
Audit fee	24,240
Legal fees and expenses	20,491
Trustees’ fees	12,283
Shareholders’ reports	12,075
Class action services	2,250
Insurance expenses	1,000
Commitment fee on syndicated credit agreement	939
Transfer agent’s fees and expenses (including affiliated expense of $332)	430
Registration fees	63
Miscellaneous	8,580

Total expenses	190,183
Less: Fee waiver and/or expense reimbursement	(131,364)

Net expenses	58,819

Net investment income (loss)	481,955

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1))	59,007
Futures transactions	161,472

220,479

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1)	3,718,181
Futures	13,918

3,732,099

Net gain (loss) on investment transactions	3,952,578

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,434,533

See Notes to Financial Statements.

148

PGIM QMA US Broad Market Index Fund

Statements of Changes in Net Assets

	Year Ended July 31, 2018	November 17, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$481,955	$140,977
Net realized gain (loss) on investment transactions	220,479	51,838
Net change in unrealized appreciation (depreciation) on investments	3,732,099	1,395,836

Net increase (decrease) in net assets resulting from operations	4,434,533	1,588,651

Dividends and Distributions
Dividends from net investment income
Class R6	(309,186)	(21,693)

Distributions from net realized gains
Class R6	(101,340)	—

Fund share transactions
Net proceeds from shares sold	17,165,928	21,146,670
Net asset value of shares issued in reinvestment of dividends and distributions	410,526	21,693
Cost of shares reacquired	(6,954,773)	(361,048)

Net increase (decrease) in net assets from Fund share transactions	10,621,681	20,807,315

Total increase (decrease)	14,645,688	22,374,273

Net Assets:
Beginning of period	22,374,273	—

End of period(a)	$37,019,961	$22,374,273

(a) Includes undistributed/(distributions in excess of) net investment income of:	$292,053	$119,284

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Day One Underlying Funds	149

Glossary:

The following abbreviations are used in the annual report:

Exchange:

LME—London Metal Exchange

OTC—Over-the-counter

Other:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

Aces—Alternative Credit Enhancements Securities

ADR—American Depositary Receipt

AMBAC—American Municipal Bond Assurance Corp.

BABs—Build America Bonds

ETF—Exchange Traded Fund

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

MTN—Medium Term Note

NASDAQ—National Association of Securities Dealers Automated

PRI—Primary Rate Interface

RBOB—Reformulated Gasoline Blendstock for Oxygen Blending

REITs—Real Estate Investment Trusts

S&P—Standard & Poor

SPDR—Standard & Poor’s Depository Receipts

TBA—To Be Announced

TIPS—Treasury Inflation-Protected Securities

ULSD—Ultra-Low Sulfur Diesel

WTI—West Texas Intermediate

See Notes to Financial Statements.

150

Notes to Financial Statements/Consolidated Financial Statements

Prudential Investment Portfolios 2 (“PIP2”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PIP2 consists of eleven separate series: PGIM Core Conservative Bond Fund, PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund, PGIM Institutional Money Market Fund, PGIM Jennison Small-Cap Core Equity Fund, PGIM QMA Emerging Markets Equity Fund, PGIM QMA International Developed Markets Index Fund, PGIM QMA Mid-Cap Core Equity Fund, PGIM QMA US Broad Market Index Fund and PGIM TIPS Fund, each of which are diversified funds and PGIM QMA Commodity Strategies Fund (the “Commodity Strategies Fund”) (formerly known as Prudential Commodity Strategies Fund), which is a non-diversified fund for purposes of the 1940 Act and may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified portfolio. These financial statements (consolidated financial statements for PGIM QMA Commodity Strategies Fund) relate only to the PGIM QMA Commodity Strategies Fund, PGIM Core Conservative Bond Fund, PGIM Jennison Small-Cap Core Equity Fund, PGIM QMA Mid-Cap Core Equity Fund, PGIM QMA US Broad Market Index Fund and PGIM TIPS Fund (each, a “Fund” and collectively, the “Funds”). Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM”, and Class Q shares were renamed Class R6 shares.

The Commodity Strategies Fund wholly owns and controls the PGIM QMA Commodity Strategies Subsidiary, Ltd. (the “Cayman Subsidiary”), a company organized under the laws of the Cayman Islands. The Cayman Subsidiary is not registered as an investment company under the 1940 Act. The Commodity Strategies Fund’s Board of Trustees has oversight responsibility for the investment activities of the Commodity Strategies Fund, including its investment in the Cayman Subsidiary, and the Commodity Strategies Fund’s role as sole shareholder of the Cayman Subsidiary. The Cayman Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Commodity Strategies Fund. The consolidated financial statements of the Commodity Strategies Fund include the financial results of its wholly-owned subsidiary.

In accordance with the accounting rules relating to reporting of a wholly-owned subsidiary, the Consolidated Schedule of Investments includes positions of the Commodity Strategies Fund and the Cayman Subsidiary. These consolidated financial statements include the accounts of the Commodity Strategies Fund and the Cayman Subsidiary. All significant inter-company balances and transactions between the Commodity Strategies Fund and the Cayman Subsidiary have been eliminated in consolidation. The Commodity Strategies Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Cayman Subsidiary. The Cayman Subsidiary participates in the same investment goal as the Commodity Strategies Fund. The Cayman Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other

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Notes to Financial Statements/Consolidated Financial Statements (continued)

investments. The Cayman Subsidiary (unlike the Commodity Strategies Fund) may invest without limitation in these instruments. However, the Cayman Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Commodity Strategies Fund. The portion of the Commodity Strategies Fund’s or Cayman Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Commodity Strategies Fund’s investment through the Cayman Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Cayman Subsidiary invests. By investing in the Cayman Subsidiary, the Commodity Strategies Fund is indirectly exposed to the risks associated with the Cayman Subsidiary’s investments. The derivatives and other investments held by the Cayman Subsidiary are generally similar to those that are permitted to be held by the Commodity Strategies Fund’s commodity and gold/defensive asset classes and are subject to the same risks that apply to similar investments if held directly by the Commodity Strategies Fund.

The Commodity Strategies Fund’s disclosures and operations will be subject to compliance with applicable regulations governing commodity pools in accordance to recent Commodity Futures Trading Commission rule amendments.

As of July 31, 2018, the Cayman Subsidiary had net assets of $3,288,177, representing 18.1% of the Commodity Strategies Fund’s net assets.

The Funds of PIP 2 have the following investment objectives and Subadvisers:

	Objective	Subadviser(s)
Jennison Small-Cap Core Equity Fund	Outperform the Russell 2000 Index.	Jennison Associates, LLC (“Jennison”)
Core Conservative Bond Fund	Outperform the Bloomberg Barclays U.S. Aggregate Bond Index over full market cycles.	PGIM Fixed Income, which is a business unit of PGIM, Inc.
TIPS Fund	Outperform the BLoomberg Barclays US Treasury Inflation-Protected Index.	PGIM Fixed Income, which is a business unit of PGIM, Inc.
QMA Commodity Strategies Fund	Generate returns over time in excess of the Bloomberg Commodity Index.	Quantitative Management Associates, LLC (“QMA”)
QMA Mid-Cap Core Equity Fund	Outperform the S&P Mid-Cap 400 Index.	QMA
QMA US Broad Market Index Fund	Seek to provide investment results that approximate the performance of the S&P Composite 1500 Index.	QMA

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1. Accounting Policies

The Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Funds consistently follow such policies in the preparation of their financial statements (consolidated financial statements for Commodity Strategies).

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Trust, including: the Trust’s Treasurer (or the Treasurer’s direct reports); and the Trust’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments (Consolidated Schedule of Investments for Commodity Strategies).

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at

Prudential Day One Underlying Funds	153

Notes to Financial Statements/Consolidated Financial Statements (continued)

the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades.

Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available.

The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

154

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, each Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the

Prudential Day One Underlying Funds	155

Notes to Financial Statements/Consolidated Financial Statements (continued)

fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, forward currency contracts, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Commodities: The Commodity Strategies Fund gains exposure to commodity markets through direct investment of the Commodity Strategies Fund’s assets or through the Cayman Subsidiary. The Commodity Strategies Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Cayman Subsidiary. The Commodity Strategies Fund may invest up to 25% of its Commodity Strategies Fund’s total assets in the Cayman Subsidiary. The Cayman Subsidiary may invest in commodity investments without limit. The Fund invests in the Cayman Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Commodity Strategies Fund may invest directly in commodity-linked structured notes (CLNs). The Commodity Strategies Fund may also gain direct exposure to commodities through direct investment in certain exchange-traded funds (ETFs) whose returns are linked to commodities or commodity indices within the limit of applicable tax law. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the

156

volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Commodity Strategies Fund’s investments to greater volatility than investments in traditional securities.

Financial/Commodity Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies) as net realized gain (loss) on futures transactions.

The Funds invested in financial and/or commodity futures contracts in order to hedge its existing portfolio securities, or securities the Fund intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates and to gain exposure to commodities. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The Commodity Strategies Fund invested in financial futures contracts in order to hedge or gain exposure to commodity markets. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: PIP 2, on behalf of the Funds, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities (Consolidated Statement of Assets and Liabilities for Commodity Strategies).

Prudential Day One Underlying Funds	157

Notes to Financial Statements/Consolidated Financial Statements (continued)

Securities Lending: The Funds may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies) as “Income from securities lending, net”.

Offering and Organization Costs: The Commodity Strategies Fund offering costs paid in connection with the offering of shares of the Fund were amortized on a straight-line basis over 12 months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund are expensed on the first day of operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Equity Real Estate Investment Trusts (collectively REITs): Certain Funds invest in Equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from Equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material these estimates are adjusted periodically when the actual source of distributions is disclosed by the Equity REITs.

158

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Core Conservative Bond and TIPS declare daily dividends from net investment income and payment is made monthly. Distributions of net realized capital and currency gains, if any, are made annually. QMA Commodity Strategies, Jennison Small-Cap Core Equity, QMA Mid-Cap Core Equity and QMA US Broad Market Index expect to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements (consolidated financial statements for Commodity Strategies) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

PIP 2, on behalf of the Funds, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. At July 31, 2018, PGIM Investments has engaged the firms referenced in Note 1 as Subadvisers for their respective Funds.

The management fee payable to PGIM Investments is accrued daily and payable monthly at an annual rate of the Funds’ average daily net assets specified below and PGIM Investments, in turn, pays each subadviser a fee for its services.

Fund	Management Fee		Effective Management Fee		Fee Waivers and/or Expense Limitations through November 30, 2019
Jennison Small-Cap Core Equity	0.75%		0.02%		contractually limit expenses to 0.95%.
Core Conservative Bond	0.27		—	#	contractually limit expenses to 0.50%.
TIPS	0.23		—	#	contractually limit expenses to 0.40%.
QMA Commodity Strategies	0.40	**	—	#	contractually limit expenses to 0.80%.*
QMA Mid-Cap Core Equity	0.50		—	#	contractually limit expenses to 0.85%.
QMA US Broad Market Index	0.18		—	#	contractually limit expenses to 0.20%.

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Notes to Financial Statements/Consolidated Financial Statements (continued)

#	The management fee amount waived and/or expense reimbursement exceeded the management fee for the current period due to expense limitations described above.
*

The manager has contractually agreed to waive any management fees it receives from the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver will remain in effect for as long as the Fund remains invested or intends to invest in the Cayman Subsidiary. Effective March 30, 2018, PGIM Investments has contractually agreed through November 30, 2020, to limit expenses to 0.80%. Prior to March 30, 2018 PGIM Investments had contractually agreed to limit expenses to 1.00%

**

Effective March 30, 2018, the management fee paid to PGIM Investments is 0.40% on the Fund’s net assets. Prior to March 30, 2018, the management fee paid to PGIM Investments was 0.60% on the Fund’s net assets.

PIP2, on behalf of the Funds, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of the Fund.

PGIM Investments, PGIM, Inc., Jennison and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Funds. The transfer agent’s fees and expenses in the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies) include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the year ended July 31, 2018 no such transactions were entered into by the Funds.

The Funds may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”). Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies) as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

160

For the reporting period ended July 31, 2018, PGIM, Inc. was compensated by PGIM Investments for managing the Funds’ securities lending cash collateral as subadviser to the Money Market Fund:

Amount
Jennison Small-Cap Core Equity	$234
QMA Mid-Cap Core Equity	15
QMA US Broad Market Index	6

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended July 31, 2018, were as follows:

	Cost of Purchases	Proceeds from Sales
Jennison Small-Cap Core Equity	$6,548,109	$5,401,286
Core Conservative Bond	35,143,008	31,247,093
QMA Mid-Cap Core Equity	14,197,616	11,520,036
QMA US Broad Market Index	14,444,815	4,183,630

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended July 31, 2018, is presented as follows:

Jennison Small-Cap Core Equity

Affiliated Mutual Funds*	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income
PGIM Core Ultra Short Bond Fund	$653,270	$3,803,844	$3,881,937	$—	$—	$575,177	575,177	$8,594
PGIM Institutional Money Market Fund	329,204	3,473,950	3,623,967	19	(14)	179,192	179,174	308	**

	$982,474	$7,277,794	$7,505,904	$19	$(14)	$754,369		$8,902

Core Conservative Bond

Affiliated Mutual Funds*	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income
PGIM Core Ultra Short Bond Fund	$3,545,327	$66,450,039	$67,810,424	$—	$—	$2,184,942	2,184,942	$21,414

Prudential Day One Underlying Funds	161

Notes to Financial Statements/Consolidated Financial Statements (continued)

TIPS

Affiliated Mutual Funds*	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income
PGIM Core Ultra Short Bond Fund	$80,331	$13,556,325	$13,335,708	$—	$—	$300,948	300,948	$1,922

QMA Mid-Cap Core Equity

Affiliated Mutual Funds*	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income
PGIM Core Ultra Short Bond Fund	$786,076	$43,715,021	$44,418,138	$—	$—	$82,959	82,959	$1,210
PGIM Institutional Money Market Fund	—	285,049	285,045	—	(4)	—	—	23	**

	$786,076	$44,000,070	$44,703,183	$—	$(4)	$82,959		$1,233

QMA US Broad Market Index

Affiliated Mutual Funds*	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income
PGIM Core Ultra Short Bond Fund	$2,837,115	$126,808,407	$128,067,292	$—	$—	$1,578,230	1,578,230	$19,259
PGIM Institutional Money Market Fund	13,878	188,348	196,262	1	(1)	5,964	5,963	11	**

	$2,850,993	$126,996,755	$128,263,554	$1	$(1)	$1,584,194		$19,270

*	The Funds did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

5. Distribution and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-date. In order to present undistributed (distributions in excess of) net investment income, accumulated net realized gain/loss on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed (distributions in excess of) net investment income and accumulated net realized gain/loss on investment transactions.

162

For the year ended July 31, 2018, the adjustments were as follows:

	Undistributed (Distribution in Excess of) Net Investment Income	Accumulated Net Realized Gain/Loss on Investment Transactions
Jennison Small-Cap Core Equity(a)	$841	$(841)
Core Conservative Bond(b)(c)	122,628	(122,628)
TIPS(b)	132,340	(132,340)
QMA Commodity Strategies(d)(e)	394,266	(394,266)

(a)	Redesignation of dividends paid.
(b)	Differences in the tax treatment of premium amortization.
(c)	Reclassification of paydowns.
(d)	Differences in the treatment for book and tax purposes related to the investment in the Cayman Subsidiary.
(e)	Certain transactions involving foreign securities.

Net investment income or loss, net realized gains or losses and net assets were not affected by these adjustments.

For the year ended July 31, 2018, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

	Ordinary Income	Long-Term Capital Gains	Total Dividends and Distributions
Jennison Small-Cap Core Equity	$236,024	$1,905	$237,929
Core Conservative Bond	853,604	—	853,604
TIPS	687,732	—	687,732
QMA Commodity Strategies	222,021	—	222,021
QMA Mid-Cap Core Equity	276,399	2,103	278,502
QMA US Broad Market Index	364,750	45,776	410,526

For the period ended July 31, 2017, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income
Jennison Small-Cap Core Equity	$16,947
Core Conservative Bond	365,156
TIPS	115,604
QMA Mid-Cap Core Equity	5,533
QMA US Broad Market Index	21,693

Commodity Strategies had no dividends paid during the period ended July 31, 2017.

Prudential Day One Underlying Funds	163

Notes to Financial Statements/Consolidated Financial Statements (continued)

For the year ended July 31, 2018, the Funds had the following amounts of accumulated undistributed earnings on a tax basis:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Jennison Small-Cap Core Equity	$260,194	$343,993
Core Conservative Bond	2,778	—
TIPS	11,790	—
QMA Commodity Strategies	450,990	—
QMA Mid-Cap Core Equity	291,159	187,813
QMA US Broad Market Index	401,194	111,721

These amounts may differ from the amounts shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation/(depreciation) as of July 31, 2018 were as follows:

	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Jennison Small-Cap
Core Equity	$13,535,517	$3,315,068	$(526,424)	$2,788,644
Core Conservative Bond	41,332,230	26,326	(915,284)	(888,958)
TIPS	24,162,460	60,796	(519,972)	(459,176)
QMA Commodity Strategies	18,273,275	632,337	(643,526)	(11,189)
QMA Mid-Cap Core Equity	11,244,008	1,230,495	(298,112)	932,383
QMA US Broad Market Index	31,949,433	5,826,807	(748,757)	5,078,050

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and other cost basis adjustments.

For federal income tax purposes, the following Funds had a capital loss carryforward as of July 31, 2018 which can be carried forward for an unlimited period. No capital gains

164

distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward
Core Conservative Bond	$304,382
TIPS	172,701

Management has analyzed the Funds’ tax positions taken on federal, state and local tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements (consolidated financial statements for Commodity Strategies) for the current reporting period. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service.

6. Capital and Ownership

The Funds offer Class R6 shares. Effective as of May 22, 2017, shares of the Funds are registered under the Securities Act of 1933, as amended.

PIP2 has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

At reporting period end, Prudential owned all shares of the Funds.

Transactions in shares of beneficial interest were as follows:

	Number of Shareholders	% of Outstanding Shares	% Held by an Affiliate of Prudential
Jennison Small-Cap Core Equity	1	82	82
Core Conservative Bond	4	89	89
TIPS	6	95	95
QMA Commodity Strategies	4	81	81
QMA Mid-Cap Core Equity	5	86	86
QMA US Broad Market Index	6	90	90

Prudential Day One Underlying Funds	165

Notes to Financial Statements/Consolidated Financial Statements (continued)

Jennison Small-Cap Core Equity

Class R6	Shares	Amount
Year ended July 31, 2018:
Shares sold	176,117	$2,127,195
Shares issued in reinvestment of dividends and distributions	20,353	237,929
Shares reacquired	(73,899)	(894,149)

Net increase (decrease) in shares outstanding	122,571	$1,470,975

Period ended July 31, 2017*:
Shares sold	1,119,251	$11,329,854
Shares issued in reinvestment of dividends and distributions	1,657	16,947
Shares reacquired	(4,613)	(51,535)

Net increase (decrease) in shares outstanding	1,116,295	$11,295,266

*	Commencement of operations was November 15, 2016.

Core Conservative Bond

Class R6	Shares	Amount
Year ended July 31, 2018:
Shares sold	1,096,332	$10,806,386
Shares issued in reinvestment of dividends and distributions	86,804	853,603
Shares reacquired	(316,413)	(3,125,416)

Net increase (decrease) in shares outstanding	866,723	$8,534,573

Period ended July 31, 2017*:
Shares sold	3,116,135	$31,148,943
Shares issued in reinvestment of dividends and distributions	36,615	365,155
Shares reacquired	(26,509)	(265,872)

Net increase (decrease) in shares outstanding	3,126,241	$31,248,226

*	Commencement of operations was November 15, 2016.

TIPS

Class R6	Shares	Amount
Year ended July 31, 2018:
Shares sold	1,865,204	$18,258,971
Shares issued in reinvestment of dividends and distributions	70,559	687,633
Shares reacquired	(1,094,153)	(10,672,380)

Net increase (decrease) in shares outstanding	841,610	$8,274,224

Period ended July 31, 2017*:
Shares sold	1,660,933	$16,410,866
Shares issued in reinvestment of dividends and distributions	11,648	115,603
Shares reacquired	(49,329)	(487,988)

Net increase (decrease) in shares outstanding	1,623,252	$16,038,481

*	Commencement of operations was November 15, 2016.

166

QMA Commodity Strategies

Class R6	Shares	Amount
Year ended July 31, 2018:
Shares sold	588,588	$6,137,208
Shares issued in reinvestment of dividends and distributions	22,048	222,021
Shares reacquired	(206,859)	(2,156,323)

Net increase (decrease) in shares outstanding	403,777	$4,202,906

Period ended July 31, 2017*:
Shares sold	1,381,783	$13,792,034
Shares reacquired	(21,352)	(213,299)

Net increase (decrease) in shares outstanding	1,360,431	$13,578,735

*	Commencement of operations was November 15, 2016.

QMA Mid-Cap Core Equity

Class R6	Shares	Amount
Year ended July 31, 2018:
Shares sold	380,457	$4,425,757
Shares issued in reinvestment of dividends and distributions	24,009	278,502
Shares reacquired	(150,784)	(1,754,278)

Net increase (decrease) in shares outstanding	253,682	$2,949,981

Period ended July 31, 2017*:
Shares sold	762,851	$7,907,520
Shares issued in reinvestment of dividends and distributions	532	5,533
Shares reacquired	(8,369)	(92,824)

Net increase (decrease) in shares outstanding	755,014	$7,820,229

*	Commencement of operations was November 17, 2016.

QMA US Broad Market Index

Class R6	Shares	Amount
Year ended July 31, 2018:
Shares sold	1,417,563	$17,165,928
Shares issued in reinvestment of dividends and distributions	33,955	410,526
Shares reacquired	(570,993)	(6,954,773)

Net increase (decrease) in shares outstanding	880,525	$10,621,681

Period ended July 31, 2017*:
Shares sold	1,999,808	$21,146,670
Shares issued in reinvestment of dividends and distributions	2,100	21,693
Shares reacquired	(32,182)	(361,048)

Net increase (decrease) in shares outstanding	1,969,726	$20,807,315

*	Commencement of operations was November 17, 2016.

7. Borrowings

PIP2, on behalf of the Funds, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks.

Prudential Day One Underlying Funds	167

Notes to Financial Statements/Consolidated Financial Statements (continued)

The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. Each Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 5, 2017, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month London Interbank Offering Rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The following Funds utilized the SCA during the reporting period ended July 31, 2018. The average balance outstanding is for the number of days the Funds had utilized the credit facility.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at July 31, 2018
PGIM TIPS Fund	$253,667	2.76%	6	$486,000	$—
PGIM QMA Mid-Cap Core Equity Fund	281,000	2.81	2	281,000	—

8. Other Risks

The Funds’ risks include, but are not limited to, the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held

168

by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or close out of derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. Generally, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The market price of the Fund’s investments will change in response to changes in interest rate and other factors. During periods of rising interest rates, the market price of fixed income instruments generally declines. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially locking in below-market interest rates and reducing the Fund’s value. In typical market interest rate environments, the prices of long-term debt obligations generally fluctuate more than prices of short-term debt obligations as interest rates change. Fluctuations in the market price of the Fund’s instruments will not affect interest income derived from the instruments already owned by the Fund, but will be reflected in the Fund’s NAV.

Liquidity Risk: The Funds may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or

Prudential Day One Underlying Funds	169

Notes to Financial Statements/Consolidated Financial Statements (continued)

guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk: The Commodity Strategies Fund is non-diversified, meaning that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified Fund. Investing in a non-diversified Fund involves greater risk than investing in a diversified Fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified Fund.

Risks of Investing in Real Estate Investment Trusts (REITs): Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, Including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

Risks of Investing in Treasury Inflation Protected Securities (TIPS): The value of TIPS generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable. Although the principal value of TIPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond. However, if the Portfolios purchase TIPS in the secondary market, where principal values have been adjusted upward due to inflation since issuance, they may experience a loss if there is a

170

subsequent period of deflation. If inflation is lower than expected during the period the Portfolios hold TIPS, the Portfolios may earn less on the security than on a conventional bond.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Prudential Day One Underlying Funds	171

PGIM Jennison Small-Cap Core Equity Fund

Financial Highlights

Class R6 Shares
	Year Ended July 31, 2018		November 15, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.27		$10.00
Income (loss) from investment operations:
Net investment income (loss)	-	(c)	0.02
Net realized and unrealized gain (loss) on investment transactions	1.97		1.27
Total from investment operations	1.97		1.29
Less Dividends and Distributions:
Dividends from net investment income	-	(c)	(0.02)
Distributions from net realized gains	(0.20)		-
Total dividends and distributions	(0.20)		(0.02)
Net asset value, end of period	$13.04		$11.27
Total Return(d):	17.75%		12.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,158		$12,584
Average net assets (000)	$14,370		$10,943
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.95%		1.02%	(f)
Expenses before waivers and/or expense reimbursement	1.68%		2.04%	(f)
Net investment income (loss)	-%	(g)	0.22%	(f)
Portfolio turnover rate(h)	39%		28%	(i)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Less than 0.005%.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(i)	Not annualized.

See Notes to Financial Statements.

172

PGIM Core Conservative Bond Fund

Financial Highlights

Class R6 Shares
	Year Ended July 31, 2018	November 15, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.03	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.21	0.12
Net realized and unrealized gain (loss) on investment transactions	(0.34)	0.05
Total from investment operations	(0.13)	0.17
Less Dividends and Distributions:
Dividends from net investment income	(0.24)	(0.14)
Net asset value, end of period	$9.66	$10.03
Total Return(c):	(1.31)%	1.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$38,592	$31,357
Average net assets (000)	$34,737	$25,827
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50%	0.53%	(e)
Expenses before waivers and/or expense reimbursement	0.78%	0.95%	(e)
Net investment income (loss)	2.11%	1.72%	(e)
Portfolio turnover rate(f)	171%	348%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Not annualized.

See Notes to Financial Statements.

PGIM Day One Underlying Funds	173

PGIM TIPS Fund

Financial Highlights

Class R6 Shares
	Year Ended July 31, 2018	November 15, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.86	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.28	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.19)	(0.09)
Total from investment operations	0.09	0.04
Less Dividends and Distributions:
Dividends from net investment income	(0.34)	(0.18)
Net asset value, end of period	$9.61	$9.86
Total Return(c):	0.87%	0.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,693	$16,011
Average net assets (000)	$19,916	$6,479
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.40%	0.55%	(e)
Expenses before waivers and/or expense reimbursement	0.94%	2.41%	(e)
Net investment income (loss)	2.83%	1.79%	(e)
Portfolio turnover rate(f)	54%	41%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Not annualized.

See Notes to Financial Statements.

174

PGIM QMA Commodity Strategies Fund

Consolidated Financial Highlights

Class R6 Shares
	Year Ended July 31, 2018	November 15, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.15	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04	(0.05)
Net realized and unrealized gain (loss) on investment transactions	0.27	0.20
Total from investment operations	0.31	0.15
Less Dividends and Distributions:
Dividends from net investment income	(0.15)	-
Net asset value, end of period	$10.31	$10.15
Total Return(c):	3.09%	1.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,187	$13,811
Average net assets (000)	$16,136	$10,738
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.92%	1.30%	(e)
Expenses before waivers and/or expense reimbursement	1.88%	2.64%	(e)
Net investment income (loss)	0.41%	(0.67)%	(e)
Portfolio turnover rate(f)	0%	0%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Not annualized.

See Notes to Financial Statements.

PGIM Day One Underlying Funds	175

PGIM QMA Mid-Cap Core Equity Fund

Financial Highlights

Class R6 Shares
	Year Ended July 31, 2018	November 17, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.16	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.09	0.05
Net realized and unrealized gain (loss) on investment transactions	1.16	1.12
Total from investment operations	1.25	1.17
Less Dividends and Distributions:
Dividends from net investment income	(0.07)	(0.01)
Distributions from net realized gains	(0.26)	-
Total dividends and distributions	(0.33)	(0.01)
Net asset value, end of period	$12.08	$11.16
Total Return(c):	11.36%	11.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,182	$8,426
Average net assets (000)	$10,251	$5,794
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.85%	0.97%	(e)
Expenses before waivers and/or expense reimbursement	1.80%	2.91%	(e)
Net investment income (loss)	0.78%	0.62%	(e)
Portfolio turnover rate(f)	113%	64%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Not annualized.

See Notes to Financial Statements.

176

PGIM QMA US Broad Market Index Fund

Financial Highlights

Class R6 Shares
	Year Ended July 31, 2018	November 17, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.36	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.20	0.12
Net realized and unrealized gain (loss) on investment transactions	1.61	1.26
Total from investment operations	1.81	1.38
Less Dividends and Distributions:
Dividends from net investment income	(0.14)	(0.02)
Distributions from net realized gains	(0.04)	-
Total dividends and distributions	(0.18)	(0.02)
Net asset value, end of period	$12.99	$11.36
Total Return(c):	16.05%	13.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$37,020	$22,374
Average net assets (000)	$29,409	$12,357
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.20%	0.26%	(e)
Expenses before waivers and/or expense reimbursement	0.65%	1.86%	(e)
Net investment income (loss)	1.64%	1.63%	(e)
Portfolio turnover rate(f)	15%	5%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Not annualized.

See Notes to Financial Statements.

PGIM Day One Underlying Funds	177

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 2:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities or consolidated statement of assets and liabilities of each of the funds listed in the Appendix (the Funds), each a series of Prudential Investment Portfolios 2, including the schedule of investments or consolidated schedule of investments, as of July 31, 2018, the related statement of operations or consolidated statement of operations for the year then ended, the statements of changes in net assets or consolidated statements of changes in net assets for the year and the period listed in the Appendix, and the related notes (collectively, the financial statements or consolidated financial statements) and the financial highlights or consolidated financial highlights for the year or period indicated therein. In our opinion, the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for the year and the period listed in the Appendix, and the financial highlights for the year or period indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and consolidated financial statements and financial highlights and consolidated financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and consolidated financial statements and financial highlights and consolidated financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2018, by correspondence with the custodians, transfer agents and brokers or by other appropriate auditing procedures when replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more PGIM and/or Prudential Retail investment companies since 2003.

New York, New York

September 24, 2018

178

Appendix A

PGIM Jennison Small-Cap Core Equity Fund (formerly Prudential Jennison Small-Cap Core Equity Fund)

Statement of changes in net assets for the year ended July 31, 2018 and the period from November 15, 2016 (inception) through July 31, 2017

PGIM Core Conservative Bond Fund (formerly Prudential Core Conservative Bond Fund)

Statement of changes in net assets for the year ended July 31, 2018 and the period from November 15, 2016 (inception) through July 31, 2017

PGIM TIPS Fund (formerly Prudential TIPS Fund)

Statement of changes in net assets for the year ended July 31, 2018 and the period from November 15, 2016 (inception) through July 31, 2017

PGIM QMA Commodity Strategies Fund (formerly Prudential Commodity Strategies Fund)

Consolidated statement of changes in net assets for the year ended July 31, 2018 and the period from November 15, 2016 (inception) through July 31, 2017

PGIM QMA Mid-Cap Core Equity Fund (formerly Prudential QMA Mid-Cap Core Equity Fund

Statement of changes in net assets for the year ended July 31, 2018 and the period from November 17, 2016 (inception) through July 31, 2017

PGIM QMA US Broad Market Index Fund (formerly Prudential QMA US Broad Market Index Fund)

Statement of changes in net assets for the year ended July 31, 2018 and the period from November 17, 2016 (inception) through July 31, 2017

PGIM Day One Underlying Funds	179

Tax Information (unaudited)

We are advising you that during the fiscal year ended July 31, 2018, QMA US Broad Market Index reported the maximum amount allowed per share but not less than $0.02 per share for Class R6 shares as a capital gain distribution in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

For the year ended July 31, 2018, the following Funds reports the maximum amount allowable but not less than the following percentages of ordinary income dividends paid as: 1) qualified dividend income in accordance with Section 854 of the Internal Revenue Code (QDI); 2) eligible for the corporate dividends received deduction in accordance with Section 854 of the Internal Revenue Code (DRD); and 3) interest-related dividends in accordance with Section 871(k)(1) and 881(e)(1) of the Internal Revenue Code (IRD):

	QDI	DRD	IRD
Jennison Small-Cap Core Equity	19.51%	20.82%	—
Core Conservative Bond	—	—	94.24%
TIPS	—	—	100.00%
QMA US Broad Market Index	79.89%	77.53%	—
QMA Mid-Cap Core Equity	25.71%	25.79%	—

In January 2019, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of the distributions received by you in calendar year 2018.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the Mutual Fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that the dividends paid by the following funds qualify for such deduction.

Core Conservative Bond	30.93%
TIPS	99.70%

For more detailed information regarding your state and local taxes, you should contact your tax adviser or the state/local taxing authorities.

180

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding (60) Board Member Portfolios Overseen: 91	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (since 2009); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon (66) Board Member Portfolios Overseen: 91	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

Linda W. Bynoe (66) Board Member Portfolios Overseen: 91	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).	Since March 2005

PGIM Day One Underlying Funds

Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Barry H. Evans (57) Board Member Portfolios Overseen: 90	Retired; formerly President (2005 – 2016), Global Chief Operating Officer (2014– 2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Director, Manulife Trust Company (since 2011); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein (61) Board Member & Independent Chair Portfolios Overseen: 91	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

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Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick (56) Board Member Portfolios Overseen: 90	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Professor of Law, Stanford Law School (since 2015); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008); Independent Director Kabbage, Inc. (since July 2018) (financial services).	Independent Director, Corporate Capital Trust (since April 2017) (a business development company); Independent Director, Kabbage, Inc. (since July 2018) (financial services).	Since September 2017

Michael S. Hyland, CFA (72) Board Member Portfolios Overseen: 91	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.	Since July 2008

Richard A. Redeker (75) Board Member Portfolios Overseen: 91	Retired Mutual Fund Senior Executive (50 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.	Since October 1993

PGIM Day One Underlying Funds

Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Brian K. Reid (56)# Board Member Portfolios Overseen: 90	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

# Mr. Reid joined the Board effective as of March 1, 2018.

Interested Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker (55) Board Member & President Portfolios Overseen: 91	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.	Since January 2012

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Interested Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin (45) Board Member & Vice President Portfolios Overseen:91	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

Grace C. Torres* (59) Board Member Portfolios Overseen: 90	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank; Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank.	Since November 2014

* Note: Prior to her retirement in 2014, Ms. Torres was employed by PGIM Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a Non-Management Interested Board Member.

PGIM Day One Underlying Funds

Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Raymond A. O’Hara (63) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since June 2012

Chad A. Earnst (43) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of PGIM Investments LLC; Chief Compliance Officer (September 2014-Present) of the PGIM Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Global Short Duration High Yield Income Fund, Inc., PGIM Short Duration High Yield Fund, Inc. and PGIM Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since September 2014

Dino Capasso (44) Deputy Chief Compliance Officer	Vice President and Deputy Chief Compliance Officer (June 2017-Present) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018

Deborah A. Docs (60) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PGIM Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2004

Jonathan D. Shain (60) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2005

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Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Claudia DiGiacomo (43) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Andrew R. French (55) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Charles H. Smith (45) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007 – December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998 —January 2007).	Since January 2017

Brian D. Nee (52) Treasurer and Principal Financial and Accounting Officer	Vice President and Head of Finance of PGIM Investments LLC (since August 2015) and PGIM Global Partners (since February 2017); formerly, Vice President, Treasurer’s Department of Prudential (September 2007-August 2015).	Since July 2018

Peter Parrella (60) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since June 2007

Lana Lomuti (51) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Linda McMullin (57) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since April 2014

Kelly A. Coyne (50) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015
(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

PGIM Day One Underlying Funds

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM Short Duration High Yield Fund, Inc., PGIM Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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Approval of Advisory Agreements

The Funds’ Board of Trustees

The Board of Trustees (the “Board”) of the PGIM Day One Underlying Funds (each, a “Fund, and collectively, the “Funds”)1 consists of twelve individuals, nine of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of each Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and each Fund’s subadvisory agreement with Quantitative Management Associates LLC (“QMA”), Jennison Associates LLC (“Jennison”) and PGIM, Inc., on behalf of its PGIM Fixed Income unit, as applicable. In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7, 2018 and on June 19-21, 2018 and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, QMA and Jennison. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to each Fund.

[1]

Each of the PGIM Day One Underlying Funds is a series of Prudential Investment Portfolios 2. The PGIM Day One Underlying Funds discussed herein are: PGIM Jennison Small-Cap Core Equity Fund, PGIM Core Conservative Bond Fund, PGIM TIPS Fund, PGIM QMA Commodity Strategies Fund, PGIM QMA US Broad Market Index Fund and PGIM QMA Mid-Cap Core Equity Fund.

PGIM Day One Underlying Funds

Approval of Advisory Agreements (continued)

In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7, 2018 and on June 19-21, 2018.

The Trustees determined that the overall arrangements between each Fund and PGIM Investments, which serves as each Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of QMA, Jennison and PGIM Fixed Income as applicable, each of which serves as each Fund’s subadviser pursuant to the terms of subadvisory agreements with PGIM Investments, are in the best interests of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PGIM Investments, QMA, Jennison and PGIM Fixed Income. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for each Fund, as well as the provision of fund recordkeeping, compliance, and other services to each Fund. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Funds who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, Jennison, and PGIM Fixed Income, including investment research and security selection, as well as adherence to each Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of each Fund, QMA, Jennison, and PGIM Fixed Income and also considered the qualifications, backgrounds and responsibilities of the QMA, Jennison and PGIM Fixed Income portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board was

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provided with information pertaining to PGIM Investments’, QMA’s, Jennison’s and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, Jennison, QMA and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Funds’ Chief Compliance Officer (“CCO”) as to each of PGIM Investments, QMA, Jennison and PGIM Fixed Income. The Board noted that QMA, Jennison and PGIM Fixed Income are affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to each Fund by QMA, Jennison, and PGIM Fixed Income and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PGIM Investments, QMA and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as each Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2017 exceeded the management fees paid by each Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as each Fund’s assets grow beyond current levels. During the course of time, the Board has considered information regarding the launch date of each Fund, the management fees of each Fund compared to those of similarly managed funds and PGIM Investments’ investment in each Fund over time. The Board noted that, while the management fee schedule for each Fund does not have breakpoints in its management fees, economies of scale can be shared with each Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a

PGIM Day One Underlying Funds

Approval of Advisory Agreements (continued)

rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of each Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, QMA, Jennison and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, QMA, Jennison and their affiliates as a result of their relationship with each Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by each Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Funds. The Board concluded that the potential benefits to be derived by QMA and Jennison included their ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, QMA and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Funds / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of each Fund for the one-year period ended December 31, 2017. The Board considered that PGIM QMA US Broad Market Index Fund and PGIM QMA Mid-Cap Core Equity Fund each commenced operations on November 17, 2016 and that all of the other Funds commenced operations on November 15, 2016 and that longer-term performance was not yet available.

The Board also considered each Fund’s actual management fee, as well as each Fund’s net total expense ratio, for the fiscal period ended July 31, 2017. The Board considered the management fee for each Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Fund represents the actual expense ratio incurred by Fund shareholders.

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The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, for each Fund were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also may have provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed each Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding each Fund’s performance, fees and overall expenses. For each Fund, the table sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of fund expenses, or any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

PGIM QMA US Broad Market Index Fund

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board noted that effective as of December 1, 2016 the Manager contractually agreed to cap Fund expenses (exclusive of certain fees and expenses) at 0.20% for Class R6 shares through November 30, 2018, and that if the cap had been in effect for the full fiscal period, the Fund’s net total expenses would have ranked in the first quartile.

•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Day One Underlying Funds

Approval of Advisory Agreements (continued)

PGIM QMA Mid-Cap Core Equity Fund

Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board noted that effective as of December 1, 2016 the Manager contractually agreed to cap Fund expenses (exclusive of certain fees and expenses) at 0.85% for Class R6 shares through November 30, 2018, and that if the cap had been in effect for the full fiscal period, the Fund’s net total expenses would have ranked in the second quartile.

•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Jennison Small-Cap Core Equity Fund

Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board noted that effective as of December 1, 2016 the Manager contractually agreed to cap Fund expenses (exclusive of certain fees and expenses) at 0.95% for Class R6 shares through November 30, 2018, and that if the cap had been in effect for the full fiscal period, the Fund’s net total expenses would have ranked in the second quartile.

•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

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PGIM Core Conservative Bond Fund

Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board noted that effective as of December 1, 2016 the Manager contractually agreed to cap Fund expenses (exclusive of certain fees and expenses) at 0.50% for Class R6 shares through November 30, 2018, and that if the cap had been in effect for the full fiscal period, the Fund’s net total expenses would have ranked in the second quartile.

•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM TIPS Fund

Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board noted that effective as of December 1, 2016 the Manager contractually agreed to cap Fund expenses (exclusive of certain fees and expenses) at 0.40% for Class R6 shares through November 30, 2018, and that if the cap had been in effect for the full fiscal period, the Fund’s net total expenses would have ranked in the second quartile.

•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Day One Underlying Funds

Approval of Advisory Agreements (continued)

PGIM QMA Commodity Strategies Fund

Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board noted that the Manager contractually agreed to cap Fund expenses (exclusive of certain fees and expenses) at 0.80% for Class R6 shares through November 30, 2020, and that if the cap had been in effect for the full fiscal period, the Fund’s net total expenses would have ranked in the second quartile.

•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of each Fund and its shareholders.

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Funds have delegated to the Funds’ investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the Funds’ website and on the Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Brian D. Nee, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Funds. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Day One Underlying Funds c/o PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

	NASDAQ	CUSIP		NASDAQ	CUSIP
PGIM JENNISON SMALL-CAP CORE EQUITY FUND	PQJCX	74440E805	PGIM QMA COMMODITY STRATEGIES FUND	PQCMX	74440E862
PGIM CORE CONSERVATIVE BOND FUND	PQCNX	74440E888	PGIM QMA US BROAD MARKET INDEX FUND	PQBMX	74440E409
PGIM TIPS FUND	PQTSX	74440E870	PGIM QMA MID-CAP CORE EQUITY FUND	PQCCX	74440E508

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Kevin J. Bannon, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal year ended July 31, 2018 and period ended July 31, 2017 KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $188,870 and $157,000, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal year ended July 31, 2018 and period ended July 31, 2017: none.

(c) Tax Fees

For the fiscal year ended July 31, 2018 and period ended July 31, 2017: none.

(d) All Other Fees

For the fiscal year ended July 31, 2018 and period ended July 31, 2017: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

●	a review of the nature of the professional services expected to be provided,

●	a review of the safeguards put into place by the accounting firm to safeguard independence, and

●	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Annual Fund financial statement audits
➢	Seed audits (related to new product filings, as required)
➢	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Accounting consultations
➢	Fund merger support services
➢	Agreed Upon Procedure Reports
➢	Attestation Reports
➢	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Tax compliance services related to the filing or amendment of the following:
◾	Federal, state and local income tax compliance; and,
◾	Sales and use tax compliance
➢	Timely RIC qualification reviews
➢	Tax distribution analysis and planning
➢	Tax authority examination services
➢	Tax appeals support services
➢	Accounting methods studies
➢	Fund merger support services
➢	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit

Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

➢	Bookkeeping or other services related to the accounting records or financial statements of the Fund
➢	Financial information systems design and implementation
➢	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
➢	Actuarial services
➢	Internal audit outsourcing services
➢	Management functions or human resources
➢	Broker or dealer, investment adviser, or investment banking services
➢	Legal services and expert services unrelated to the audit
➢	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

For the fiscal year ended July 31, 2018 and period ended July 31, 2017: none.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal period that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal year ended July 31, 2018 and period ended July 31, 2017 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –   Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 24, 2018

By:	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date:	September 24, 2018